File No. 333-52114
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
          Pre-Effective Amendment No.                                        [ ]
                                                 ----------
          Post-Effective Amendment No.              11                       [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                                  Amendment No.     28                       [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                     Name of Agent for Service for Process:

                     Amy J. Lee, Associate General Counsel
                     Security Benefit Life Insurance Company
                     One Security Benefit Place
                     Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


It is proposed that this filing will become effective:

[ ]     immediately upon filing pursuant to paragraph (b) of Rule 485
[X]     on May 1, 2008, pursuant to paragraph (b) of Rule 485
[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]     on May 1, 2008, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                                           [LOGO]  SECURITY BENEFIT(SM)
                                                   Security Distributors, Inc.

--------------------------------------------------------------------------------


                                               May 1, 2008


  Prospectus

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  ADVISORDESIGNS(R) VARIABLE ANNUITY
--------------------------------------------------------------------------------

                                    --------------------
                                      Important Privacy
                                       Notice Included

                                       See Back Cover
                                    --------------------


V6922 (R5-08)                                                        32-69226-00

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                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      Individual Flexible Purchase Payment
                       Deferred Variable Annuity Contract

                    Issued By:                             Mailing Address:
     Security Benefit Life Insurance Company    Security Benefit Life Insurance Company
     One Security Benefit Place                 P.O. Box 750497
     Topeka, Kansas 66636-0001                  Topeka, Kansas 66675-0497
     1-800-888-2461

--------------------------------------------------------------------------------

     This Prospectus describes the AdvisorDesigns Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.


     You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:*

o    AIM V.I. Capital Appreciation

o    AIM V.I. International Growth

o    AIM V.I. Mid Cap Core Equity

o    Direxion Dynamic VP HY Bond

o    Dreyfus VIF International Value

o    Federated Fund for U.S. Government Securities II

o    Federated High Income Bond II

o    Fidelity(R) VIP Contrafund(R)

o    Fidelity(R) VIP Growth Opportunities

o    Fidelity(R) VIP Index 500

o    Fidelity(R) VIP Investment-Grade Bond

o    Neuberger Berman AMT Guardian

o    Neuberger Berman AMT Partners

o    Oppenheimer Main Street Small Cap Fund(R)/VA

o    PIMCO VIT Low Duration

o    PIMCO VIT Real Return

o    PIMCO VIT StocksPLUS(R) Growth and Income

o    PIMCO VIT Total Return

o    RVT CLS AdvisorOne Amerigo

o    RVT CLS AdvisorOne Berolina

o    RVT CLS AdvisorOne Clermont

o    Rydex VT Absolute Return Strategies

o    Rydex VT Banking

o    Rydex VT Basic Materials

o    Rydex VT Biotechnology

o    Rydex VT Commodities Strategy

o    Rydex VT Consumer Products

o    Rydex VT Dow 2x Strategy
      (formerly Rydex VT Dynamic Dow)

o    Rydex VT Electronics

o    Rydex VT Energy

o    Rydex VT Energy Services

o    Rydex VT Essential Portfolio Aggressive

o    Rydex VT Essential Portfolio Conservative

o    Rydex VT Essential Portfolio Moderate

o    Rydex VT Europe 1.25x Strategy
      (formerly Rydex VT Europe Advantage)

o    Rydex VT Financial Services

o    Rydex VT Government Long Bond 1.2x Strategy
      (formerly Rydex VT Government Long Bond Advantage)

o    Rydex VT Health Care

o    Rydex VT Hedged Equity

o    Rydex VT Internet

o    Rydex VT Inverse Dow 2x Strategy
      (formerly Rydex VT Inverse Dynamic Dow)

o    Rydex VT Inverse Government Long Bond Strategy
      (formerly Rydex VT Inverse Government Long Bond)

o    Rydex VT Inverse Mid-Cap Strategy
      (formerly Rydex VT Inverse Mid Cap)
--------------------------------------------------------------------------------

      The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

      This Prospectus is accompanied by the current prospectuses for the Underlying Funds. You should read the prospectuses carefully and retain them for future reference.

      Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

      The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2008
--------------------------------------------------------------------------------
                   Protected by U.S. Patent No. 7,251,623 B1.
--------------------------------------------------------------------------------
V6922 (R5-08)                                                        32-69226-00

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o    Rydex VT Inverse NASDAQ-100(R) Strategy
      (formerly Rydex VT Inverse OTC)

o    Rydex VT Inverse Russell 2000(R) Strategy
      (formerly Rydex VT Inverse Russell 2000(R))

o    Rydex VT Inverse S&P 500 Strategy
      (formerly Rydex VT Inverse S&P 500)

o    Rydex VT Japan 1.25x Strategy
      (formerly Rydex VT Japan Advantage)

o    Rydex VT Large Cap Growth

o    Rydex VT Large Cap Value

o    Rydex VT Leisure

o    Rydex VT Mid-Cap 1.5x Strategy
      (formerly Rydex VT Mid Cap Advantage)

o    Rydex VT Mid Cap Growth

o    Rydex VT Mid Cap Value

o    Rydex VT Multi-Cap Core Equity

o    Rydex VT NASDAQ-100(R)
      (formerly Rydex VT OTC)

o    Rydex VT NASDAQ-100(R) 2x Strategy
      (formerly Rydex VT OTC 2x Strategy OTC)

o    Rydex VT Nova

o    Rydex VT Precious Metals

o    Rydex VT Real Estate

o    Rydex VT Retailing

o    Rydex VT Russell 2000(R) 1.5x Strategy
      (formerly Rydex VT Russell 2000(R) Advantage)

o    Rydex VT Russell 2000(R) 2x Strategy
      (formerly Rydex VT Dynamic Russell 2000(R))

o    Rydex VT S&P 500 2x Strategy
      (formerly Rydex VT Dynamic S&P 500)

o    Rydex VT Sector Rotation

o    Rydex VT Small Cap Growth

o    Rydex VT Small Cap Value

o    Rydex VT Strengthening Dollar 2x Strategy
      (formerly Rydex VT Dynamic Strengthening Dollar)

o    Rydex VT Technology

o    Rydex VT Telecommunications

o    Rydex VT Transportation

o    Rydex VT U.S. Government Money Market

o    Rydex VT Utilities

o    Rydex VT Weakening Dollar 2x Strategy
      (formerly Rydex VT Dynamic Weakening Dollar)

o    SBL Global

o    SBL Small Cap Value

o    Van Kampen LIT Government

o    Wells Fargo Advantage VT Opportunity

* Subaccounts other than those listed above may still be operational, but no longer offered as investment options under the Contract. See, in the Summary, "The Separate Account and the Funds."

     Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

     When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2008, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 73 of this Prospectus.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


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                                        2

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                                Table of Contents

                                                                            Page
DEFINITIONS ............................................................       5

SUMMARY ................................................................       6
   Purpose of the Contract .............................................       6
   The Separate Account and the Funds ..................................       6
   Purchase Payments ...................................................       7
   Contract Benefits ...................................................       7
   Optional Riders .....................................................       7
   Free-Look Right .....................................................       8
   Charges and Deductions ..............................................       8
   Tax-Free Exchanges ..................................................      11
   Contacting the Company ..............................................      11

EXPENSE TABLES .........................................................      12
   Contract Owner Transaction Expenses .................................      12
   Periodic Expenses ...................................................      12
   Optional Rider Expenses .............................................      13
   Example .............................................................      14

CONDENSED FINANCIAL INFORMATION ........................................      15

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS .....      29
   Security Benefit Life Insurance Company .............................      29
   Published Ratings ...................................................      29
   Separate Account ....................................................      29
   Underlying Funds ....................................................      29

THE CONTRACT ...........................................................      31
   General .............................................................      31
   Application for a Contract ..........................................      31
   Optional Riders .....................................................      31
   Guaranteed Minimum Income Benefit ...................................      32
   6% Dollar for Dollar Guaranteed Minimum
     Income Benefit ....................................................      32
   Annual Stepped Up Death Benefit .....................................      34
   Guaranteed Growth Death Benefit .....................................      34
   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit ...................................      35
   Enhanced Death Benefit ..............................................      35
   Combined Enhanced and Annual
     Stepped Up Death Benefit ..........................................      36
   Combined Enhanced and Guaranteed
     Growth Death Benefit ..............................................      36
   Combined Enhanced, Annual Stepped Up,
     and Guaranteed Growth Death Benefit ...............................      36
   Death Benefit - Return of Premium
     Beyond Issue Age 80 (Florida Only) ................................      37
   Annual Stepped Up Death Benefit
     Beyond Age 80 (Florida Only) ......................................      37
   6% Dollar for Dollar Guaranteed Minimum
     Income Benefit and Guaranteed Minimum
     Death Benefit .....................................................      37
   Guaranteed Minimum Withdrawal Benefit ...............................      39
   Total Protection ....................................................      40
   Extra Credit ........................................................      41
   Waiver of Withdrawal Charge .........................................      42
   Alternate Withdrawal Charge .........................................      42
   Purchase Payments ...................................................      43
   Automatic Bonus Credit ..............................................      43
   Allocation of Purchase Payments .....................................      44
   Dollar Cost Averaging Option ........................................      44
   Asset Reallocation Option ...........................................      45
   Transfers of Contract Value .........................................      45
   Contract Value ......................................................      48
   Determination of Contract Value .....................................      48
   Cut-Off Times .......................................................      49
   Full and Partial Withdrawals ........................................      50
   Systematic Withdrawals ..............................................      51
   Free-Look Right .....................................................      51
   Death Benefit .......................................................      51
   Distribution Requirements ...........................................      52
   Death of the Annuitant ..............................................      52

CHARGES AND DEDUCTIONS .................................................      53
   Contingent Deferred Sales Charge ....................................      53
   Mortality and Expense Risk Charge ...................................      53
   Administration Charge ...............................................      54
   Account Administration Charge .......................................      54
   Premium Tax Charge ..................................................      54
   Other Charges .......................................................      54
   Variations in Charges ...............................................      55
   Optional Rider Charges ..............................................      55
   Guarantee of Certain Charges ........................................      57
   Underlying Fund Expenses ............................................      57

ANNUITY PERIOD .........................................................      57
   General .............................................................      57
   Annuity Options .....................................................      58
   Selection of an Option ..............................................      60

MORE ABOUT THE CONTRACT ................................................      60
   Ownership ...........................................................      60
   Designation and Change of Beneficiary ...............................      60
   Dividends ...........................................................      60
   Payments from the Separate Account ..................................      60
   Proof of Age and Survival ...........................................      61
   Misstatements .......................................................      61
   Restrictions on Withdrawals from Qualified Plans ....................      61
   Restrictions under the Texas
     Optional Retirement Program .......................................      61

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                                        3

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                                                                            Page
FEDERAL TAX MATTERS ....................................................      61
   Introduction ........................................................      61
   Tax Status of the Company
     and the Separate Account ..........................................      62
   Income Taxation of Annuities in General--
   Non-Qualified Plans .................................................      63
   Additional Considerations ...........................................      63
   Qualified Plans .....................................................      64
   Other Tax Considerations ............................................      68

OTHER INFORMATION ......................................................      68
   Investment Advisory Fees ............................................      68
   Voting of Underlying Fund Shares ....................................      68
   Substitution of Investments .........................................      69
   Changes to Comply with Law and Amendments ...........................      69
   Reports to Owners ...................................................      69
   Electronic Privileges ...............................................      70
   State Variations ....................................................      70
   Legal Proceedings ...................................................      70
   Legal Matters .......................................................      70
   Sale of the Contract ................................................      70

PERFORMANCE INFORMATION ................................................      72

ADDITIONAL INFORMATION .................................................      73
   Registration Statement ..............................................      73
   Financial Statements ................................................      73

TABLE OF CONTENTS FOR STATEMENT
   OF ADDITIONAL INFORMATION ...........................................      73

OBJECTIVES FOR UNDERLYING FUNDS ........................................      74

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


--------------------------------------------------------------------------------
You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
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                                        4

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Definitions

      Various terms commonly used in this Prospectus are defined as follows:

      Accumulation Unit -- A unit of measure used to calculate Contract Value.

      Administrative Office -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      Annuitant -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      Annuity -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      Annuity Options -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      Annuity Period -- The period beginning on the Annuity Start Date during which annuity payments are made.

      Annuity Start Date -- The date when annuity payments begin as elected by the Owner.

      Annuity Unit -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      Automatic Investment Program -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      Bonus Credit -- An amount added to Contract Value under the Automatic Bonus Credit Rider.

      CDSC Credit -- An amount added under certain circumstances to Contract Value in connection with the exchange of another contract for the Contract.


      Contract Date -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.


      Contract Value -- The total value of your Contract as of any Valuation
Date.

      Contract Year -- Each twelve-month period measured from the Contract Date.

      Credit Enhancement -- An amount added to Contract Value under the Extra Credit Rider.

      Designated Beneficiary -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      General Account -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      Owner -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      Participant -- A Participant under a Qualified Plan.

      Purchase Payment -- An amount paid to the Company as consideration for the Contract.

      Separate Account -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      Subaccount -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      Underlying Fund -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      Valuation Date -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      Valuation Period -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      Withdrawal Value -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

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                                        5

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Summary

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.


      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


================================================================================


The Separate Account and the Funds -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts currently available under the contract are as follows:*

o     AIM V.I. Capital Appreciation

o     AIM V.I. International Growth

o     AIM V.I. Mid Cap Core Equity

o     Direxion Dynamic VP HY Bond

o     Dreyfus VIF International Value

o     Federated Fund for U.S. Government Securities II

o     Federated High Income Bond II

o     Fidelity(R) VIP Contrafund(R)

o     Fidelity(R) VIP Growth Opportunities

o     Fidelity(R) VIP Index 500

o     Fidelity(R) VIP Investment-Grade Bond

o     Neuberger Berman AMT Guardian

o     Neuberger Berman AMT Partners

o     Oppenheimer Main Street Small Cap Fund(R)/VA

o     PIMCO VIT Low Duration

o     PIMCO VIT Real Return

o     PIMCO VIT StocksPLUS(R) Growth and Income

o     PIMCO VIT Total Return

o     RVT CLS AdvisorOne Amerigo

o     RVT CLS AdvisorOne Berolina

o     RVT CLS AdvisorOne Clermont

o     Rydex VT Absolute Return Strategies

o     Rydex VT Banking

o     Rydex VT Basic Materials

o     Rydex VT Biotechnology

o     Rydex VT Commodities Strategy

o     Rydex VT Consumer Products

o     Rydex VT Dow 2x Strategy
        (formerly Rydex VT Dynamic Dow)

o     Rydex VT Electronics

o     Rydex VT Energy

o     Rydex VT Energy Services

o     Rydex VT Essential Portfolio Aggressive

o     Rydex VT Essential Portfolio Conservative

o     Rydex VT Essential Portfolio Moderate

o     Rydex VT Europe 1.25x Strategy
        (formerly Rydex VT Europe Advantage)

o     Rydex VT Financial Services

o     Rydex VT Government Long Bond 1.2x Strategy
        (formerly Rydex VT Government Long Bond Advantage)

o     Rydex VT Health Care

o     Rydex VT Hedged Equity

o     Rydex VT Internet

o     Rydex VT Inverse Dow 2x Strategy
        (formerly Rydex VT Inverse Dynamic Dow)

o     Rydex VT Inverse Government Long Bond Strategy
        (formerly Rydex VT Inverse Government Long Bond)

o     Rydex VT Inverse Mid-Cap Strategy
        (formerly Rydex VT Inverse Mid Cap)

o     Rydex VT Inverse NASDAQ-100(R) Strategy
        (formerly Rydex VT Inverse OTC)

o     Rydex VT Inverse Russell 2000(R) Strategy
        (formerly Rydex VT Inverse Russell 2000(R))

o     Rydex VT Inverse S&P 500 Strategy
        (formerly Rydex VT Inverse S&P 500)

o     Rydex VT Japan 1.25x Strategy
        (formerly Rydex VT Japan Advantage)

o     Rydex VT Large Cap Growth

o     Rydex VT Large Cap Value

o     Rydex VT Leisure

o     Rydex VT Mid-Cap 1.5x Strategy
        (formerly Rydex VT Mid Cap Advantage)

o     Rydex VT Mid Cap Growth

o     Rydex VT Mid Cap Value

o     Rydex VT Multi-Cap Core Equity

o     Rydex VT NASDAQ-100(R) (formerly Rydex VT OTC)

o     Rydex VT NASDAQ-100(R) 2x Strategy
        (formerly Rydex VT OTC 2x Strategy OTC)

o     Rydex VT Nova

o     Rydex VT Precious Metals

o     Rydex VT Real Estate

o     Rydex VT Retailing

o     Rydex VT Russell 2000(R) 1.5x Strategy
        (formerly Rydex VT Russell 2000(R) Advantage)

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                                        6

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o     Rydex VT Russell 2000(R) 2x Strategy
        (formerly Rydex VT Dynamic Russell 2000(R))

o     Rydex VT S&P 500 2x Strategy
        (formerly Rydex VT Dynamic S&P 500)

o     Rydex VT Sector Rotation

o     Rydex VT Small Cap Growth

o     Rydex VT Small Cap Value

o     Rydex VT Strengthening Dollar 2x Strategy
       (formerly Rydex VT Dynamic Strengthening Dollar)

o     Rydex VT Technology

o     Rydex VT Telecommunications

o     Rydex VT Transportation

o     Rydex VT U.S. Government Money Market

o     Rydex VT Utilities

o     Rydex VT Weakening Dollar 2x Strategy
        (formerly Rydex VT Dynamic Weakening Dollar)

o     SBL Global

o     SBL Small Cap Value

o     Van Kampen LIT Government

o     Wells Fargo Advantage VT Opportunity


*     The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small
      Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

================================================================================

Purchase Payments -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

Contract Benefits -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit (formerly Dollar for Dollar Living Benefit);

o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

o     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (formerly Dollar for Dollar Combination Benefit);*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

*     Provides a death benefit.

--------------------------------------------------------------------------------
                                        7

--------------------------------------------------------------------------------

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. SEE THE DETAILED DESCRIPTION OF EACH RIDER UNDER "OPTIONAL RIDERS."

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value. See "Optional Rider Charges."


Free-Look Right -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any CDSC Credit and/or Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements and/or CDSC Credit from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and CDSC Credit during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit and/or Credit Enhancements) allocated to the Subaccounts rather than Contract Value.


Charges and Deductions -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the CDSC Credit, Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

      Each Purchase Payment, CDSC Credit and Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit or Bonus Credit was effective. A Purchase Payment, CDSC Credit or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                 ----------------------------------------------
                 Purchase Payment, CDSC Credit      Withdrawal
                 or Bonus Credit Age (in years)      Charge
                 ----------------------------------------------
                               1                         7%
                               2                         7%
                               3                         6%
                               4                         5%
                               5                         4%
                               6                         3%
                               7                         2%
                           8 and over                    0%
                 ----------------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, CDSC Credit, and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."

      Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an

--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------

annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

         ---------------------------------------------------------------
                                                    Annual Mortality and
         Contract Value                             Expense Risk Charge
         ---------------------------------------------------------------
         Less than $25,000                                  1.10%
         At least $25,000 but less than $100,000            0.95%
         $100,000 or more                                   0.85%
         ---------------------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

      Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

      The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."

--------------------------------------------------------------------------------
                                        9

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)

----------------------------------------------------------------------------------------------------------
                                                                                                Annual
                                                                                 Rate(1)     Rider Charge
----------------------------------------------------------------------------------------------------------
                                                                                      3%             0.25%
Guaranteed Minimum Income Benefit
                                                                                      5%             0.40%
----------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                6%             0.75%
----------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                      --              0.25%
----------------------------------------------------------------------------------------------------------
                                                                                      3%             0.15%
                                                                                      5%             0.25%
Guaranteed Growth Death Benefit                                                       6%(2)          0.30%
                                                                                      7%(2)          0.35%
----------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                        5%             0.30%
----------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                               --              0.25%
----------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                                --              0.40%
----------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                 5%             0.40%
----------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit              5%             0.45%
----------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                 --              0.30%
----------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                           --              0.45%
   Issue Ages 81 and above                                                           --              1.25%
----------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                         6%             1.00%
----------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                                --              0.55%(3)
----------------------------------------------------------------------------------------------------------
Total Protection                                                                     --              0.95%(4)
----------------------------------------------------------------------------------------------------------
                                                                                      3%             0.40%
Extra Credit(5)                                                                       4%             0.55%
                                                                                      5%             0.70%
----------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                          --              0.05%
----------------------------------------------------------------------------------------------------------
                                                                                 0-Year              0.70%(6)
Alternate Withdrawal Charge
                                                                                 4-Year              0.60%(6)
----------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)  Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

     Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

     Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."


     Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


     Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

     The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."


     Tax-Free Exchanges -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


     Contacting the Company -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
Expense Tables


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

---------------------------------------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                                                     None
---------------------------------------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)           7%(1)
---------------------------------------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                                                         None
---------------------------------------------------------------------------------------------------------------
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
---------------------------------------------------------------------------------------------------------------
   Account Administration Charge                                                                      $   30(2)
---------------------------------------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
---------------------------------------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                                                           1.10%(3)
---------------------------------------------------------------------------------------------------------------
     Annual Administration Charge                                                                       0.60%(4)
---------------------------------------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                                                          2.00%(5)
---------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                                                             3.70%
---------------------------------------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or CDSC Credit or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under "Mortality and Expense Risk Charge."

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
-------------------------------------------------------------------------------------------------------------
                                                                                                   Annual
                                                                                   Rate(1)      Rider Charge
-------------------------------------------------------------------------------------------------------------
                                                                                        3%              0.25%
Guaranteed Minimum Income Benefit Rider                                                 5%              0.40%
-------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                                  6%              0.75%
-------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                                                  --               0.25%
-------------------------------------------------------------------------------------------------------------
                                                                                        3%              0.15%
                                                                                        5%              0.25%
Guaranteed Growth Death Benefit Rider                                                   6%(2)           0.30%
                                                                                        7%(2)           0.35%
-------------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                                               5%              0.30%
-------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                           --               0.25%
-------------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit Rider                            --               0.40%
-------------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit Rider                             5%              0.40%
-------------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider         5%              0.45%
-------------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only) Rider             --               0.30%
-------------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
   Issue ages 80 and below                                                             --               0.45%
   Issue ages 81 and above                                                             --               1.25%
-------------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                           6%              1.00%
-------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                                            --               0.55%(3)
-------------------------------------------------------------------------------------------------------------
Total Protection Rider                                                                 --               0.95%(3)
-------------------------------------------------------------------------------------------------------------
                                                                                        3%              0.40%
Extra Credit Rider(4)                                                                   4%              0.55%
                                                                                        5%              0.70%
-------------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                                      --               0.05%
-------------------------------------------------------------------------------------------------------------
                                                                                   0-Year               0.70%(5)
Alternate Withdrawal Charge Rider                                                  4-Year               0.60%(5)
-------------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------


The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

              --------------------------------------------------
                                              Minimum   Maximum
              --------------------------------------------------
              Total Annual Underlying
              Fund Operating Expenses(1)         0.35%     3.83%
              --------------------------------------------------

1 Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2007, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2007. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

--------------------------------------------------------------------------------

Example -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     ----------------------------------------------------------------------
                                        1         3         5        10
                                       Year     Years     Years     Years
     ----------------------------------------------------------------------
     If you surrender your
     Contract at the end of the      $ 1,366   $ 2,684   $ 3,860   $ 6,651
     applicable time period
     ----------------------------------------------------------------------
     If you do not surrender or
     you annuitize your Contract     $   745   $ 2,178   $ 3,539   $ 6,651
     ----------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

Condensed Financial Information

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.


--------------------------------------------------------------------------------------------------------------------------
                                      2007           2006(4)       2005(3)     2004(2)     2003        2002        2001(1)
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
Appreciation
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      9.18   $       9.03   $      8.67   $    8.51   $    6.87   $    9.49   $   10.00
   End of period ...........   $      9.83   $       9.18   $      9.03   $    8.67   $    8.51   $    6.87   $    9.49
Accumulation units
outstanding at the
end of period ..............       663,688        245,629       912,031     504,737     565,823     586,918     259,530
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. International
Growth
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     10.52   $      10.00            --          --          --          --          --
   End of period ...........   $     11.54   $      10.52            --          --          --          --          --
Accumulation units
outstanding at the
end of period ..............     3,210,374      1,040,624            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap
Core Equity
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     10.10   $      10.00            --          --          --          --          --
   End of period ...........   $     10.58   $      10.10            --          --          --          --          --
Accumulation units
outstanding at the
end of period ..............     1,029,894         23,157            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP
HY Bond
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      9.91   $       9.74   $     10.00          --          --          --          --
   End of period ...........   $      9.33   $       9.91   $      9.74          --          --          --          --
Accumulation units
outstanding at the
end of period ..............     1,380,485      4,064,852     3,499,160          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF
International Value
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     10.35   $      10.00            --          --          --          --          --
   End of period ...........   $     10.31   $      10.35            --          --          --          --          --
Accumulation units
outstanding at the
end of period ..............       793,252        210,233            --          --          --          --          --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                       2007          2006(4)       2005(3)       2004(2)       2003           2002        2001(1)
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund for
U.S. Government
Securities II
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ......   $      9.93   $      9.97   $     10.21   $     10.31   $     10.53   $      10.10   $   10.00
   End of period ............   $     10.09   $      9.93   $      9.97   $     10.21   $     10.31   $      10.53   $   10.10
Accumulation units
outstanding at the
end of period ...............       889,976       925,104     1,232,440       857,113     1,079,791      1,077,180     146,321
---------------------------------------------------------------------------------------------------------------------------------
Federated High
Income Bond II
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ......   $     11.91   $     11.25   $     11.49   $     10.89   $      9.34   $       9.63   $   10.00
   End of period ............   $     11.76   $     11.91   $     11.25   $     11.49   $     10.89   $       9.34   $    9.63
Accumulation units
outstanding at the
end of period ...............     2,132,746     2,369,696     2,064,235     3,558,643     3,010,362      2,806,293      97,378
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP
Contrafund(R)
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ......   $     13.68   $     12.82   $     11.48   $     10.41   $      8.48   $       9.80   $   10.00
   End of period ............   $     15.36   $     13.68   $     12.82   $     11.48   $     10.41   $       8.48   $    9.80
Accumulation units
outstanding at the
end of period ...............     4,279,483     3,736,178     3,624,880     1,630,836       671,194        153,755      13,890
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Opportunities
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ......   $      9.75   $      9.69   $      9.31   $      9.10   $      7.34   $       9.84   $   10.00
   End of period ............   $     11.47   $      9.75   $      9.69   $      9.31   $      9.10   $       7.34   $    9.84
Accumulation units
outstanding at the
end of period ...............     1,933,772       859,761       474,559       275,937       276,631         22,176          60
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ......   $     10.31   $      9.33   $      9.33   $      8.83   $      7.21   $       9.71   $   10.00
   End of period ............   $     10.37   $     10.31   $      9.33   $      9.33   $      8.83   $       7.21   $    9.71
Accumulation units
outstanding at the
end of period ...............     1,706,601     1,946,907       991,048       922,779     1,104,675        323,201      48,004
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP
Investment-Grade Bond
---------------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ......   $     10.47   $     10.51   $     10.77   $     10.80   $     10.75   $      10.20   $   10.00
   End of period ............   $     10.44   $     10.47   $     10.51   $     10.77   $     10.80   $      10.75   $   10.20
Accumulation units
outstanding at the
end of period ...............     1,737,213     1,715,753     1,183,495       956,947     1,129,075        823,421     159,149
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                      2007          2006(4)       2005(3)     2004(2)       2003        2002        2001(1)
---------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap
Growth Securities
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     10.52   $     10.12   $     10.10   $    9.47   $      7.22   $   10.58   $   10.00
   End of period ...........   $     11.19   $     10.52   $     10.12   $   10.10   $      9.47   $    7.22   $   10.58
Accumulation units
outstanding at the
end of period ..............       139,192       146,557       206,461     348,236     2,089,567     469,106      32,971
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman
AMT Guardian
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     11.03   $     10.17   $      9.81   $    8.86   $      7.03   $    9.99   $   10.00
   End of period ...........   $     11.33   $     11.03   $     10.17   $    9.81   $      8.86   $    7.03   $    9.99
Accumulation units
outstanding at the
end of period ..............       399,094       783,107     1,369,079     651,455       517,894     662,053     275,934
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman
AMT Partners
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     13.03   $     12.14   $     10.75   $    9.45   $      7.31   $   10.08   $   10.00
   End of period ...........   $     13.62   $     13.03   $     12.14   $   10.75   $      9.45   $    7.31   $   10.08
Accumulation units
outstanding at the
end of period ..............     1,582,358     1,405,944     1,903,444     775,958       375,234     107,019      30,839
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main
Street Small Cap
Fund(R)/VA
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     10.19   $     10.00            --          --            --          --          --
   End of period ...........   $      9.63   $     10.19            --          --            --          --          --
Accumulation units
outstanding at the
end of period ..............       210,077        95,279            --          --            --          --          --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low
Duration
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      9.98   $     10.00            --          --            --          --          --
   End of period ...........   $     10.25   $      9.98            --          --            --          --          --
Accumulation units
outstanding at the
end of period ..............       963,040       702,942            --          --            --          --          --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $     10.16   $     10.54   $     10.79   $   10.35            --          --          --
   End of period ...........   $     10.75   $     10.16   $     10.54   $   10.79   $     10.35          --          --
Accumulation units
outstanding at the
end of period ..............     2,193,575     2,238,653     1,113,187     567,709       956,322          --          --
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                       2007           2006(4)        2005(3)        2004(2)       2003   2002   2001(1)
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT
StocksPLUS(R) Growth
and Income
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      10.22   $      10.00             --             --            --     --     --
   End of period ...........   $      10.44   $      10.22             --             --            --     --     --
Accumulation units
outstanding at the
end of period ..............         72,180          9,510             --             --            --     --     --
-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total
Return
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $       9.73   $       9.79   $       9.99   $       9.95            --     --     --
   End of period ...........   $      10.12   $       9.73   $       9.79   $       9.99   $      9.95     --     --
Accumulation units
outstanding at the
end of period ..............      3,991,087      3,720,182      1,806,792        941,144       468,611     --     --
-----------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne
Amerigo
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      13.58   $      12.63   $      12.07   $      11.35            --     --     --
   End of period ...........   $      14.79   $      13.58   $      12.63   $      12.07   $     11.35     --     --
Accumulation units
outstanding at the
end of period ..............     16,775,376     17,786,852     14,817,353     10,152,695     3,912,084     --     --
-----------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne
Berolina
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      10.23   $      10.00             --             --            --     --     --
   End of period ...........   $      11.25   $      10.23             --             --            --     --     --
Accumulation units
outstanding at the
end of period ..............      6,951,164      1,867,517             --             --            --     --     --
-----------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne
Clermont
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      11.07   $      10.67   $      10.73   $      10.59            --     --     --
   End of period ...........   $      11.26   $      11.07   $      10.67   $      10.73   $     10.59     --     --
Accumulation units
outstanding at the
end of period ..............      3,725,182      7,918,977      9,671,475      8,079,880      2,00,433     --     --
-----------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute
Return Strategies
-----------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period .....   $      10.09   $      10.00             --             --            --     --     --
   End of period ...........   $      10.03   $      10.09             --             --            --     --     --
Accumulation units
outstanding at the
end of period ..............        246,252        292,216             --             --            --     --     --
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                   2007        2006(4)      2005(3)     2004(2)       2003         2002     2001(1)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................   $    12.82   $    12.03   $    12.92   $   11.75   $     9.31   $    9.80   $ 10.00
   End of period ............................   $     8.95   $    12.82   $    12.03   $   12.92   $    11.75   $    9.31   $  9.80
Accumulation units
   outstanding at the
   end of period ............................      243,633      333,524      176,298     318,588      290,367     414,074    25,890
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic
Materials
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................   $    13.38       $11.42   $    11.46   $    9.90   $     7.86   $    9.41   $ 10.00
   End of period ............................   $    17.16       $13.38   $    11.42   $   11.46   $     9.90   $    7.86   $  9.41
Accumulation units
   outstanding at the
   end of period ............................    2,278,900    1,504,445      625,575     938,793    2,901,717      54,050    58,258
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT
Biotechnology
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................   $     6.50   $     7.01   $     6.62   $    6.83   $     5.02   $    9.59   $ 10.00
   End of period ............................   $     6.50   $     6.50   $     7.01   $    6.62   $     6.83   $    5.02   $  9.59
Accumulation units
   outstanding at the
   end of period ............................      665,815      489,452    2,069,802     375,042      532,443     583,099    91,220
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities
Strategy
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................   $     7.95   $    10.10   $    10.00          --           --          --        --
   End of period ............................   $     9.98   $     7.95   $    10.10          --           --          --        --
Accumulation units
   outstanding at the
   end of period ............................    1,109,866      620,865    1,094,179          --           --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer
Products
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................   $    12.36   $    10.99   $    11.52   $   10.61   $     9.09   $    9.85   $ 10.00
   End of period ............................   $    13.15   $    12.36   $    10.99   $   11.52   $    10.61   $    9.09      9.85
Accumulation units
   outstanding at the
   end of period ............................      960,251    1,433,562      748,765     394,566      139,985     250,664    83,498
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x
Strategy (formerly
Rydex VT Dynamic
Dow)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ......................   $    12.17   $     9.73   $    10.56   $   10.00           --          --        --
   End of period ............................   $    12.60   $    12.17   $     9.73   $   10.56           --          --        --
Accumulation units
   outstanding at the
   end of period ............................    1,411,817    1,937,611      571,215     168,831           --          --        --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                 2007        2006(4)      2005(3)      2004(2)      2003         2002       2001(1)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Electronics
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $     4.78   $     4.87   $     4.89   $     6.54   $     4.02   $    8.11   $  10.00
   End of period ..........................   $     4.46   $     4.78   $     4.87   $     4.89   $     6.54   $    4.02   $   8.11
Accumulation units
   outstanding at the
   end of period ..........................      163,381      258,761      250,722    1,097,195    2,087,477     995,883     84,003
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $    14.44   $    13.47   $    10.15   $     8.01   $     6.80   $    8.21   $  10.00
   End of period ..........................   $    18.43   $    14.44   $    13.47   $    10.15   $     8.01   $    6.80   $   8.21
Accumulation units
   outstanding at the
   end of period ..........................    1,599,762    1,838,284    2,280,812    1,710,868    1,768,493     393,288    226,716
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy
Services
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $    11.66   $    10.97   $     7.72   $     6.03   $     5.81   $    6.89   $  10.00
   End of period ..........................   $    15.31   $    11.66   $    10.97   $     7.72   $     6.03   $    5.81   $   6.89
Accumulation units
   outstanding at the
   end of period ..........................    2,208,855    1,653,480    2,777,277    1,959,108      704,239     596,114     85,820
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Aggressive
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $    10.26   $    10.00           --           --           --          --         --
   End of period ..........................   $    10.48   $    10.26           --           --           --          --         --
Accumulation units
   outstanding at the
   end of period ..........................      338,963       42,811           --           --           --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Conservative
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $    10.04   $    10.00           --           --           --          --         --
   End of period ..........................   $    10.24   $    10.04           --           --           --          --         --
Accumulation units
   outstanding at the
   end of period ..........................      292,316        7,137           --           --           --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential
Portfolio Moderate
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ....................   $    10.18   $    10.00           --           --           --          --         --
   End of period ..........................   $    10.38   $    10.18           --           --           --          --         --
Accumulation units
   outstanding at the
   end of period ..........................      540,962       39,058           --           --           --          --         --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                  2007       2006(4)       2005(3)      2004(2)      2003         2002      2001(1)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe
1.25x Strategy
(formerly Rydex VT
Europe Advantage)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $    13.53   $    10.90   $    10.70   $     9.62   $     7.02   $  10.23   $  10.00
   End of period ...........................   $    14.65   $    13.53   $    10.90   $    10.70   $     9.62   $   7.02   $  10.23
Accumulation units
   outstanding at the
   end of period ...........................    2,596,792    3,410,723      819,629    2,595,308    2,293,628     35,795     34,265
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial
Services
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $    11.68   $    10.44   $    10.55   $     9.40   $     7.61   $   9.36   $  10.00
   End of period ...........................   $     9.08   $    11.68   $    10.44   $    10.55   $     9.40   $   7.61   $   9.36
Accumulation units
   outstanding at the
   end of period ...........................      296,354      897,919      815,945    1,289,783      709,165    153,702    243,491
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government
Long Bond 1.2x Strategy
(formerly Rydex VT
Government Long
Bond Advantage)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $    10.42   $    11.23   $    10.89   $    10.48   $    11.01   $   9.69         --
   End of period ...........................   $    10.96   $    10.42   $    11.23   $    10.89   $    10.48   $  11.01         --
Accumulation units
   outstanding at the
   end of period ...........................    1,196,379    1,230,809    1,310,806    1,694,958    3,673,332    941,618         --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health Care
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $     9.46   $     9.39   $     8.86   $     8.71   $     7.01   $   9.30   $  10.00
   End of period ...........................   $     9.60   $     9.46   $     9.39   $     8.86   $     8.71   $   7.01   $   9.30
Accumulation units
   outstanding at the
   end of period ...........................      970,689    1,146,339    1,788,170      834,980    1,431,342    205,091     48,367
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Hedged
Equity
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $    10.12   $    10.00           --           --           --         --         --
   End of period ...........................   $    10.00   $    10.12           --           --           --         --         --
Accumulation units
   outstanding at the
   end of period ...........................       55,293      370,346           --           --           --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $     5.77   $     5.49   $     5.81   $     5.24   $     3.33   $   6.13   $  10.00
   End of period ...........................   $     6.10   $     5.77   $     5.49   $     5.81   $     5.24   $   3.33   $   6.13
Accumulation units
   outstanding at the
   end of period ...........................      538,120      737,253    1,155,217    1,053,391    1,363,991    993,714     57,798
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                 2007       2006(4)      2005(3)      2004(2)      2003          2002       2001(1)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse
Dow 2x Strategy
(formerly Rydex VT
Inverse Dynamic Dow)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $   6.27   $     8.37   $     8.60   $    10.00           --           --         --
   End of period ...........................   $   5.47   $     6.27   $     8.37   $     8.60           --           --         --
Accumulation units
   outstanding at the
   end of period ...........................    907,451      890,609      358,891       80,736           --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse
Government Long
Bond Strategy
(formerly Rydex VT
Inverse Government
Long Bond)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $   7.76   $     7.49   $     8.25   $     9.65           --           --         --
   End of period ...........................   $   7.09   $     7.76   $     7.49   $     8.25   $     9.65           --         --
Accumulation units
   outstanding at the
   end of period ...........................    717,731    1,622,590    1,028,915    1,171,671      408,600           --         --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse
Mid-Cap Strategy
(formerly Rydex VT
Inverse Mid Cap)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $   6.93   $     7.52   $     8.55   $    10.00           --           --         --
   End of period ...........................   $   6.51   $     6.93   $     7.52   $     8.55           --           --         --
Accumulation units
   outstanding at the
   end of period ...........................     47,629      274,299       84,568        7,092           --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse
NASDAQ-100(R)
Strategy (formerly
Rydex VT Inverse OTC)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $   6.82   $     7.22   $     7.45   $     8.82   $    14.70   $    11.47   $  10.00
   End of period ...........................   $   5.79   $     6.82   $     7.22   $     7.45   $     8.82   $    14.70   $  11.47
Accumulation units
   outstanding at the
   end of period ...........................    707,288    1,270,513    1,401,962    1,299,085    2,564,622    1,125,850    209,105
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse
Russell 2000(R) Strategy
(formerly Rydex VT
Inverse Russell 2000(R))
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period .....................   $   6.51   $     7.72   $     8.32   $    10.00           --           --         --
   End of period ...........................   $   6.57   $     6.51   $     7.72   $     8.32           --           --         --
Accumulation units
   outstanding at the
   end of period ...........................    593,588      535,985      864,274      357,297           --           --         --
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                    2007      2006(4)       2005(3)      2004(2)         2003         2002         2001(1)
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse
S&P 500 Strategy
(formerly Rydex VT
Inverse S&P 500)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $      5.99   $     6.77    $     7.12   $     8.28   $    11.32   $     9.71   $    10.00
   End of period .........   $      5.79   $     5.99    $     6.77   $     7.12   $     8.28   $    11.32   $     9.71
Accumulation units
outstanding at the
end of period ............     1,445,420      998,525     2,646,567      806,337      879,810    1,631,745      287,090
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan
1.25x Strategy
(formerly Rydex VT
Japan Advantage)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     11.17       $11.08    $     9.61   $     9.10   $     6.90   $     8.60   $    10.00
   End of period .........   $      9.49       $11.17    $    11.08   $     9.61   $     9.10   $     6.90           --
Accumulation units
outstanding at the
end of period ............       600,469      938,475     2,079,167      603,920      659,214       92,027           --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Large
Cap Growth
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $      9.97   $     9.88    $    10.13   $    10.00           --           --           --
   End of period .........   $     10.02   $     9.97    $     9.88   $    10.13           --           --           --
Accumulation units
outstanding at the
end of period ............     1,242,551      984,181       790,360    1,214,440           --           --           --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Large
Cap Value
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     12.30   $    10.91    $    10.93   $    10.00           --           --           --
   End of period .........   $     11.14   $    12.30    $    10.91   $    10.93           --           --           --
Accumulation units
outstanding at the
end of period ............     1,214,614    2,795,600     1,028,833      521,378           --           --           --
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $      9.49   $     8.02    $     8.80   $     7.42   $     5.74   $     7.03   $    10.00
   End of period .........   $      8.86   $     9.49    $     8.02   $     8.80   $     7.42   $     5.74   $     7.03
Accumulation units
outstanding at the
end of period ............       217,061      757,273       137,826    1,930,981    2,582,037      235,691       63,564
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                    2007       2006(4)      2005(3)      2004(2)         2003         2002         2001(1)
-------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap
1.5x Strategy
(formerly Rydex VT
Mid Cap Advantage)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     15.18   $     14.34   $    13.12   $    11.22   $     7.68   $    10.61           --
   End of period .........   $     15.06   $     15.18   $    14.34   $    13.12   $    11.22   $     7.68           --
Accumulation units
outstanding at the
end of period ............       667,057     1,058,888      990,761    1,032,326      352,449      558,459           --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid
Cap Growth
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     11.12   $     11.26   $    10.54   $    10.00           --           --           --
   End of period .........   $     11.55   $     11.12   $    11.26   $    10.54           --           --           --
Accumulation units
outstanding at the
end of period ............     1,042,449       725,065    2,134,324    1,294,200           --           --           --
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid
Cap Value
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     13.03   $     11.62   $    11.19   $    10.00           --           --           --
   End of period .........   $     11.87   $     13.03   $    11.62   $    11.19           --           --           --
Accumulation units
outstanding at the
end of period ............       712,271       946,872      679,019      917,533           --           --           --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap
Core Equity
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $      9.94   $     10.00           --           --           --           --           --
   End of period .........   $      9.30   $      9.94           --           --           --           --           --
Accumulation units
outstanding at the
end of period ............        46,830            20           --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-
100(R) (formerly Rydex
VT OTC)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $      8.25   $      8.15   $     8.41   $     8.03   $     5.77   $     9.84   $    10.00
   End of period .........   $      9.31   $      8.25   $     8.15   $     8.41   $     8.03   $     5.77   $     9.84
Accumulation units
outstanding at the
end of period ............     1,285,483       635,169    1,411,920    5,132,355    1,881,847      636,910      388,885
--------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-
100(R) 2x Strategy
(formerly Rydex VT
OTC 2x Strategy)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $      5.16   $      5.14   $     5.53   $     5.05   $     2.66   $     9.08           --
   End of period .........   $      6.33   $      5.16   $     5.14   $     5.53   $     5.05   $     2.66           --
Accumulation units
outstanding at the
end of period ............     4,195,532     2,644,052    3,820,761    4,170,028    4,038,724      539,558           --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                    2007       2006(4)      2005(3)      2004(2)         2003         2002         2001(1)
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $      9.49   $      8.31   $     8.34   $     7.60   $     5.70   $     9.26   $    10.00
   End of period .........   $      9.19   $      9.49   $     8.31   $     8.34   $     7.60   $     5.70   $     9.26
Accumulation units
outstanding at the
end of period ............     1,918,804     4,525,063    3,357,488    3,596,049    2,374,008    1,575,488      103,132
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious
Metals
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     22.48   $     19.32   $    16.68   $    20.31   $    15.05   $    10.79   $    10.00
   End of period .........   $     25.74   $     22.48   $    19.32   $    16.68   $    20.31   $    15.05   $    10.79
Accumulation units
outstanding at the
end of period ............     1,257,020     1,005,729    1,306,547      675,179    1,200,293    1,816,577       15,808
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Real Estate
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     19.21   $     15.34   $    14.94   $    12.04   $     9.65   $    10.19           --
   End of period .........   $     14.88   $     19.21   $    15.34   $    14.94   $    12.04   $     9.65           --
Accumulation units
outstanding at the
end of period ............       526,508     1,418,072      637,762      882,515      730,095       74,907           --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     10.93   $     10.37   $    10.26   $     9.74   $     7.51   $    10.05   $    10.00
   End of period .........   $      9.15   $     10.93   $    10.37   $    10.26   $     9.74   $     7.51   $    10.05
Accumulation units
outstanding at the
end of period ............       120,908       648,726      270,900      211,853      565,974      166,404       97,543
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)
1.5x Strategy (formerly
Rydex VT Russell 2000(R)
Advantage)
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     14.30   $     12.35   $    12.41   $    10.35   $     6.58   $    10.64           --
   End of period .........   $     12.77   $     14.30   $    12.35   $    12.41   $    10.35   $     6.58           --
Accumulation units
outstanding at the
end of period ............       351,049     1,257,957      901,314    2,349,970    4,573,132      278,131           --
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)
2x Strategy (formerly
Rydex VT Dynamic
Russell 2000(R))
--------------------------------------------------------------------------------------------------------------------------
Accumulation unit
value:
   Beginning of period ...   $     10.30   $     10.00           --           --           --           --           --
   End of period .........   $      8.62   $     10.30           --           --           --           --           --
Accumulation units
outstanding at the
end of period ............       322,451       112,728           --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       25

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                2007        2006(4)        2005(3)        2004(2)      2003      2002       2001(1)
--------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x
Strategy (formerly Rydex
VT Dynamic S&P 500)

--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $   10.18   $    8.59      $    8.67      $    7.75     $   5.22   $ 10.09         --
   End of period ........  $    9.81   $   10.18      $    8.59      $    8.67     $   7.75   $  5.22         --
Accumulation units
outstanding at the
end of period ...........  1,384,171   1,401,544      1,004,434      1,064,347      646,422    87,267         --
--------------------------------------------------------------------------------------------------------------------
Rydex VT Sector
Rotation
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $   11.53   $   10.80      $    9.92      $    9.35     $   7.52   $  9.97         --
   End of period ........  $   13.55   $   11.53      $   10.80      $    9.92     $   9.35   $  7.52         --
Accumulation units
outstanding at the
end of period ...........  1,466,894   1,132,515        884,915        821,735      574,165   463,440         --
--------------------------------------------------------------------------------------------------------------------
Rydex VT Small
Cap Growth
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $   11.82      $11.45      $   11.25      $   10.00           --        --         --
   End of period ........  $   11.30      $11.82      $   11.45      $   11.25           --        --         --
Accumulation units
outstanding at the
end of period ...........    378,078   1,083,924      1,211,994      1,565,519           --        --         --
--------------------------------------------------------------------------------------------------------------------
Rydex VT Small
   Cap Value
--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $   13.00   $   11.39      $   11.47      $   10.00           --        --         --
   End of period ........  $    9.92   $   13.00      $   11.39      $   11.47           --        --         --
Accumulation units
outstanding at the
end of period ...........    439,967   1,252,309        806,438      2,418,588           --        --         --
--------------------------------------------------------------------------------------------------------------------
Rydex VT
Strengthening Dollar
2x Strategy (formerly
Rydex VT Dynamic
Strengthening Dollar)

--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $    8.42   $    9.84      $   10.00             --           --        --         --
   End of period ........  $    7.19   $    8.42      $    9.84             --           --        --         --
Accumulation units
outstanding at the
end of period ...........    367,262     227,822             --             --           --        --         --
--------------------------------------------------------------------------------------------------------------------
Rydex VT Technology

--------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $    6.33   $    6.24      $    6.32      $    6.52     $   4.22   $  7.23   $  10.00
   End of period ........  $    6.69   $    6.33      $    6.24      $    6.32     $   6.52   $  4.22   $   7.23
Accumulation units
outstanding at the
end of period ...........  1,501,172   1,287,248        906,124      1,109,050      742,700   777,972    107,433
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                 2007        2006(4)        2005(3)        2004(2)       2003          2002        2001(1)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT
Telecommunications
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $     7.86  $     6.87     $     7.09     $     6.57    $     5.13    $     8.86   $   10.00
   End of period ........  $     8.22  $     7.86     $     6.87     $     7.09    $     6.57    $     5.13   $    8.86
Accumulation units
outstanding at the
end of period ...........     908,410   1,437,461        111,399        682,117       780,580       950,713      30,609
---------------------------------------------------------------------------------------------------------------------------
Rydex VT
Transportation
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $    11.71  $    11.38     $    10.95     $     9.30    $     8.06    $     9.52   $   10.00
   End of period ........  $    10.23  $    11.71     $    11.38     $    10.95    $     9.30    $     8.06   $    9.52
Accumulation units
outstanding at the
end of period ...........     126,316     633,425        606,221        887,391       267,314       516,183      35,370
---------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S.
Government
Money Market
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $     8.46  $     8.51     $     8.71     $     9.07    $     9.47    $     9.84   $   10.00
   End of period ........  $     8.42  $     8.46     $     8.51     $     8.71    $     9.07    $     9.47   $    9.84
Accumulation units
outstanding at the
end of period ...........  26,738,245  17,240,772     15,562,032     11,866,677    17,598,158    15,037,054   2,766,898
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $     7.55  $     6.52     $     6.15     $     5.47    $     4.56    $     7.08   $   10.00
   End of period ........  $     8.16  $     7.55     $     6.52     $     6.15    $     5.47    $     4.56   $    7.08
Accumulation units
outstanding at the
end of period ...........   2,893,890   3,585,491      2,291,948      1,465,726       569,941     4,549,866      19,090
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening
   Dollar 2x Strategy
   (formerly Rydex VT
   Dynamic Weakening
   Dollar)
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $    11.25  $    10.06     $    10.00             --            --            --          --
   End of period ........  $    12.73  $    11.25     $    10.06             --            --            --          --
Accumulation units
outstanding at the
end of period ...........     579,358     315,037        151,309             --            --            --          --
---------------------------------------------------------------------------------------------------------------------------
SBL Global
---------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ..  $    14.48  $    12.86     $    11.80     $    10.35    $     7.52    $    10.13   $   10.00
   End of period ........  $    15.13  $    14.48     $    12.86     $    11.80    $    10.35    $     7.52   $   10.13
Accumulation units
outstanding at the
end of period ...........   2,662,966   2,810,777      2,600,193        970,423       394,065        62,615       8,618
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                 2007       2006(4)       2005(3)       2004(2)       2003      2002      2001(1)
------------------------------------------------------------------------------------------------------------------
SBL Small Cap Value
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...  $   20.21   $  18.56     $   16.89      $  14.62            --        --        --
   End of period .........  $   21.38   $  20.21     $   18.56      $  16.89     $   14.62        --        --
Accumulation units
   outstanding at the
   end of period .........    716,354    751,721       711,839       400,922       300,056        --        --
------------------------------------------------------------------------------------------------------------------
Van Kampen LIT
Government
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...  $    9.94   $  10.00            --            --            --        --        --
   End of period .........  $   10.19   $   9.94            --            --            --        --        --
Accumulation units
   outstanding at the
   end of period .........    206,836        254            --            --            --        --        --
------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage
VT Opportunity
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...  $   11.41   $  10.62     $   10.29      $   9.10     $    6.94   $  9.91   $ 10.00
   End of period .........  $   11.64   $  11.41     $   10.62      $  10.29     $    9.10   $  6.94   $  9.91
Accumulation units
   outstanding at the
   end of period .........    766,556    716,241     1,070,295       676,311       244,277    64,855   265,116
------------------------------------------------------------------------------------------------------------------
Templeton Developing
Markets Securities
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...  $   24.60   $  20.07     $   16.45      $  13.78     $    9.41   $  9.84   $ 10.00
   End of period .........  $   30.29   $  24.60     $   20.07      $  16.45     $   13.78   $  9.41   $  9.84
Accumulation units
   outstanding at the
   end of period .........     26,979     31,702        47,664       101,168       136,333    45,322    21,180
------------------------------------------------------------------------------------------------------------------
Templeton Foreign
Securities
------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period ...  $   12.35   $  10.63     $   10.09      $   8.90     $    7.04   $  9.04   $ 10.00
   End of period .........  $   13.64   $  12.35     $   10.63      $  10.09     $    8.90   $  7.04   $  9.04
Accumulation units
   outstanding at the
   end of period .........    125,330    161,115       397,060       684,526       764,342   270,057    63,480
------------------------------------------------------------------------------------------------------------------

(1)   For the period of April 2, 2001 (date of inception) through December 31,
      2001.

(2) For the period of April 29, 2004 (date of inception) through December 31, 2004, for the Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Mid- Cap Strategy, Rydex VT Inverse Russell 2000(R) Strategy, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Dow 2x Strategy, Rydex VT Mid Cap Growth, Rydex VT Midcap Value, Rydex VT Small Cap Growth, and Rydex VT Small Cap Value Subaccounts.

(3) For the period of January 26. 2005 (date of inception) through December 31, 2005 for the Direxion Dynamic VP HY Bond Subaccount and the Potomac VP Money Market Subaccount, and for the period of November 11, 2005 (date of inception) through December 31, 2005 for the Rydex VT Commodities Strategy, Rydex VT Strengthening Dollar 2x Strategy, and the Rydex VT Weakening Dollar 2x Strategy Subaccounts.

(4) For the period of November 10. 2006 (date of inception) through December 31, 2006 for the AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Dreyfus VIF International Value, Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO VIT Low Duration, PIMCO VIT StocksPLUS(R) Growth and Income, RVT CLS AdvisorOne Berolina, Rydex VT Absolute Return Strategies, Rydex VT Russell 2000(R) 2x Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT Multi-Cap Core Equity, and Van Kampen LIT Government Subaccounts.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2007, the Company had total assets of approximately $12.6 billion. Together with its affiliates, the Company has total funds under management of approximately $19.3 billion.


Published Ratings -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The invest-

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------

ment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. THE COMPANY (AND ITS AFFILIATES) MAY RECEIVE PAYMENTS FROM THE UNDERLYING FUNDS, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

      12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.45% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.


      Other Payments. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compen-

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sation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.


The Contract

General -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.


      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


Application for a Contract -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

o     Guaranteed Minimum Income Benefit at 3% or 5%;

o     6% Dollar for Dollar Guaranteed Minimum Income Benefit;

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                                       31

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o     Annual Stepped Up Death Benefit;*

o     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

o     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Enhanced Death Benefit;*

o     Combined Enhanced and Annual Stepped Up Death Benefit;*

o     Combined Enhanced and Guaranteed Growth Death Benefit;*

o     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

o     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

o     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*

o 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit;*

o     Guaranteed Minimum Withdrawal Benefit;

o     Total Protection;*

o     Extra Credit at 3%, 4% or 5%;

o     Waiver of Withdrawal Charge; or

o     0-Year or 4-Year Alternate Withdrawal Charge.

*     Provides a death benefit.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary. You cannot change or cancel the rider(s) that you select after they are issued. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Guaranteed Minimum Income Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

6% Dollar for Dollar Guaranteed Minimum Income Benefit -- The 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider may be purchased when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate

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in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

      The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

                     ------------------------------------
                          Payment           Total Number
                         Frequency           of Payments
                     ------------------------------------
                          Monthly                180
                         Quarterly                60
                         Semiannual               30
                           Annual                 15
                     ------------------------------------

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your

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                                       33

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Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.


      This rider is available only if the age of the Annuitant at the time the rider is issued is 79 or younger.


      Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.

Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/ or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; how-

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ever, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Annual Stepped Up and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Enhanced Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

o "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

o "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation

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                                       35

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Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Annual Stepped Up Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are

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                                       36

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not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only) -- This rider is available only to Florida residents from ages 81 to 90 at issue. The rider makes available an enhanced death benefit for older issue ages upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

If the rider was not purchased and any Owner was age 81 or older on the Contract Date, the death benefit would be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      See the discussion under "Death Benefit."

Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) -- This rider makes available to Florida residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

o The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner's death; plus

o Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

o An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries occurring after the Owner has attained age 80. See the discussion under "Death Benefit."

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "6% Dollar for Dollar Guaranteed Minimum Income Benefit"; provided, however, that unlike the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "6% Dollar for Dollar Guaranteed Minimum Income Benefit."

      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account admin-

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istration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits, less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death

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Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.


      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is 79 or younger. See the discussion under "Death Benefit."


Guaranteed Minimum Withdrawal Benefit -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

                   --------------------------------------
                         Annual
                   Withdrawal Amount*     Benefit Amount*
                   --------------------------------------
                           5%                   130%
                           6%                   110%
                           7%                   100%
--------------------------------------------------------------------------------

* A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

--------------------------------------------------------------------------------

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge" and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after

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                                       39

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the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

Total Protection -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Credits, or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Rydex VT U.S. Government Money Market Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

      This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

      The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

     After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same.

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The reset election must be made as to all or none of the Remaining Benefit
Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

Extra Credit -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See "Automatic Bonus Credit."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase

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                                       41

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of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      -----------------------------------
                                         Rate of Return
                      Interest Rate     (net of expenses)
                      -----------------------------------
                           3%                -5.00%
                           4%                -1.50%
                           5%                 0.80%
                      -----------------------------------

      The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

Waiver of Withdrawal Charge -- This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65,
(2) confinement to a nursing home, or (3) terminal illness.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

              -----------------------------------------------------
                  0-Year Schedule              4-Year Schedule
              -----------------------------------------------------
                Purchase                    Purchase
              Payment Age   Withdrawal    Payment Age    Withdrawal
              (in years)      Charge       (in years)      Charge
              -----------------------------------------------------
              0 and over        0%             1             7%
                                               2             7%
                                               3             6%
                                               4             5%
                                           5 and over        0%
              -----------------------------------------------------

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

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                                       42

--------------------------------------------------------------------------------

Purchase Payments -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

      For customers whose broker-dealer is concerned about the suitability of their current annuity contract due to restrictions under the contract on actively managed allocations, the Company may apply a contingent deferred sales charge credit (a "CDSC Credit") to such a customer's Contract to the extent that the customer incurs any contingent deferred sales charge in connection with surrender of the contract in whole or in part to purchase this Contract. The CDSC Credit is an amount applied to Contract Value on the Contract Date in an amount equal to 1% or 2% of the initial Purchase Payment. The Company applies the CDSC Credit to the Subaccounts in the same proportion as the initial Purchase Payment. The Company determines the amount of any CDSC Credit as follows. If the percentage amount of any contingent deferred sales charge imposed upon an annuity contract surrendered in whole or in part to purchase this Contract is equal to 1%, the Company will apply an amount equal to 1% of the initial Purchase Payment; if the percentage amount of any contingent deferred sales charge or withdrawal charge imposed upon such an annuity contract is equal to 2% or more, the Company will apply an amount equal to 2% of the initial Purchase Payment. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for the CDSC Credit. The value of any CDSC Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and is subject to a withdrawal charge on the same basis as are Purchase Payments. The CDSC Credit has not been approved by and is not available in all states and is not available in connection with a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.


Automatic Bonus Credit -- During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007;
(2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

      The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made

--------------------------------------------------------------------------------
                                       43

--------------------------------------------------------------------------------

in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

      The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.


Allocation of Purchase Payments -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

Dollar Cost Averaging Option -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount

--------------------------------------------------------------------------------
                                       44

--------------------------------------------------------------------------------

from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

Asset Reallocation Option -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

Transfers of Contract Value -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.


      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."


      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Rydex Subaccounts (excluding certain specified Rydex Subaccounts), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of

--------------------------------------------------------------------------------
                                       45

--------------------------------------------------------------------------------

strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       46

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
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               Number of
                                                                                                              Round Trip
                                                Subaccount                                                    Transfers(1)
--------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT                     Unlimited
CLS AdvisorOne Clermont; All Rydex Subaccounts, except Rydex VT Absolute Return Strategies,
Rydex VT Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT Essential
Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity, Rydex VT
Multi-Cap Core Equity, and Rydex VT Sector Rotation
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex VT Absolute                   4
Return Strategies, Rydex VT Commodities Strategy, Rydex VT Essential Portfolio Aggressive, Rydex VT
Essential Portfolio Conservative, Rydex VT Essential Portfolio Moderate, Rydex VT Hedged Equity,
Rydex VT Multi-Cap Core Equity, Rydex VT Sector Rotation, SBL Global and SBL Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity                                                                              2
--------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II, Federated High Income Bond II                                   1
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Fidelity VIP Contrafund, Fidelity VIP
Growth Opportunities, Fidelity VIP Index 500, Fidelity Investment Grade Bond, Neuberger Berman
AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA,
PIMCO VIT Low Duration, PIMCO VIT StocksPLUS(R) Growth & Income and Van Kampen LIT Government                     1(2)
--------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value                                                                                   1(3)
--------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

--------------------------------------------------------------------------------


      In addition to the Company's own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the

--------------------------------------------------------------------------------
                                       47

--------------------------------------------------------------------------------

right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

     In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

     The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

     Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


      The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Clermont, and the Rydex Subaccounts (excluding certain specified Rydex Subaccounts), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.


     Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

     On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o    Payment of Purchase Payments,

o    Full and partial withdrawals, and

o Charges assessed in connection with the Contract, including charges for any optional riders selected.

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                                       48

--------------------------------------------------------------------------------

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, CDSC Credit, and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.


      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Purchase Payments" and "Full and Partial Withdrawals." Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.


     The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

     The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

     The minimum mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times -- Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the "cut-off time"). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals, death benefit payments, and Purchase Payments.


      Any requests to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the

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following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site.


     The Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

     The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, the CDSC Credit, and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

     The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

     A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments, the CDSC Credit and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

     A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under

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the Contract should be carefully considered. See "Federal Tax Matters."

Systematic Withdrawals -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

     Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

     In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

     The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

     The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

Free-Look Right -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements, CDSC Credit, and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Credits during the Free-Look Period.

     Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) allocated to the Subaccounts rather than Contract Value.

Death Benefit -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

     If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

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     The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

     If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, Death Benefit - Return of Premium Beyond Issue Age 80 Rider (Florida only), Annual Stepped Up Death Benefit Rider Beyond Age 80 (Florida only), 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

     The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

Distribution Requirements -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

     For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

     Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

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Charges and Deductions

Contingent Deferred Sales Charge -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the CDSC Credit and Bonus Credits for purposes of assessing the withdrawal charge. As such, the CDSC Credit and Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit or Bonus Credits.

     The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

     The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, CDSC Credit and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then CDSC Credit, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments, CDSC Credit or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

     The amount of the charge will depend on how long your Purchase Payments, CDSC Credit, and/or Bonus Credits have been held under the Contract. Each Purchase Payment, CDSC Credit and/or Bonus Credit is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit and/or Bonus Credit was effective. A Purchase Payment, CDSC Credit and/or Bonus Credit is "age one" in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

                ------------------------------------------------
                 Purchase Payment, CDSC Credit      Withdrawal
                  or Bonus Credit Age (in years)      Charge
                ------------------------------------------------
                                1                        7%
                                2                        7%
                                3                        6%
                                4                        5%
                                5                        4%
                                6                        3%
                                7                        2%
                            8 and over                   0%
                ------------------------------------------------

     The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, CDSC Credit and Bonus Credits, paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

     The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

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                ------------------------------------------------
                                          Annual Mortality and
                 Contract Value            Expense Risk Charge
                ------------------------------------------------
                Less than $25,000                 1.10%
                At least $25,000 but
                  less than $100,000              0.95%
                $100,000 or more                  0.85%
                ------------------------------------------------

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

     The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

     The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the SBL Global and SBL Small Cap Value Subaccounts; 0.35% for the AIM V.I. International Growth and AIM V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small Cap Fund(R)/VA Subaccounts; 0.45% for each of the Rydex Subaccounts and the Van Kampen LIT Government Subaccount; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS(R) Growth and Income, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.


Premium Tax Charge -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.


Other Charges -- The Company may charge the Separate Account or the Subaccounts for the federal,

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state, or local taxes incurred by the Company that are attributable to the
Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

Variations in Charges -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

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--------------------------------------------------------------------------------
Optional Rider Expenses (as a percentage of Contract Value)
--------------------------------------------------------------------------------

                                                                                 Rate (1)    Annual
                                                                                          Rider Charge
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                                                    3%           0.25%
                                                                                     5%           0.40%
---------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit                               6%           0.75%
---------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit                                                     --            0.25%
---------------------------------------------------------------------------------------------------------
                                                                                     3%           0.15%
                                                                                     5%           0.25%
Guaranteed Growth Death Benefit                                                      6%(2)        0.30%
                                                                                     7%(2)        0.35%
---------------------------------------------------------------------------------------------------------
Combined Annual Stepped Up and Guaranteed Growth Death Benefit                       5%           0.30%
---------------------------------------------------------------------------------------------------------
Enhanced Death Benefit                                                              --            0.25%
---------------------------------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death Benefit                               --            0.40%
---------------------------------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death Benefit                                5%           0.40%
---------------------------------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit             5%           0.45%
---------------------------------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                --            0.30%
---------------------------------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                          --            0.45%
   Issue Ages 81 and above                                                          --            1.25%
---------------------------------------------------------------------------------------------------------
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum
Death Benefit                                                                        6%           1.00%
---------------------------------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                                               --            0.55%(3)
---------------------------------------------------------------------------------------------------------
Total Protection                                                                    --            0.95%(4)
---------------------------------------------------------------------------------------------------------
                                                                                     3%           0.40%
Extra Credit(5)                                                                      4%           0.55%
                                                                                     5%           0.70%
---------------------------------------------------------------------------------------------------------
Waiver of Withdrawal Charge                                                         --            0.05%
---------------------------------------------------------------------------------------------------------
Alternate Withdrawal Charge                                                       0-Year          0.70%(6)
                                                                                  4-Year          0.60%(6)
---------------------------------------------------------------------------------------------------------

(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.
--------------------------------------------------------------------------------

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Guarantee of Certain Charges -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

Underlying Fund Expenses -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period


General -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.


      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make

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full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options --

      Option 1 -- Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      Option 2 -- Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      Option 3 -- Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

     Option 4 --

      A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no

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further annuity payments will be made. If you have elected the Guaranteed
Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

      Option 5 -- Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Contract Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 6 -- Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      Option 7 -- Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      Option 8 -- Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value

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                                       59

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of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

More About the Contract

Ownership -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

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o     During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."


      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.


      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."



Restrictions under the Texas Optional Retirement Program -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.


Federal Tax Matters

Introduction -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on

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the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

Tax Status of the Company and the Separate Account --

      General. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      Charge for the Company's Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in

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allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury
Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General--Non-Qualified Plans -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.


      Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.


      Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

Additional Considerations --

      Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the

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owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

      Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Qualified Plans -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income

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for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.


      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.



      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.



      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible

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retirement plan, including an individual retirement account or annuity (IRA).
See "Rollovers."


      Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.


      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.


      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.



      Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.


      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.


      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."


      Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."


      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.



      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($85,000 for 2008 for a married couple filing a joint return and $53,000 for a single taxpayer in 2008). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $159,000 and $169,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

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      Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $101,000 to $116,000 in adjusted gross income ($159,000 to $169,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.


      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

      Rollovers. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.



      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice.


      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      Tax Penalties. Premature Distribution Tax. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

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                                       67

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      Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations --

      Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Other Information

Investment Advisory Fees -- You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers (except our affiliate, Brecek & Young Advisors, Inc.), and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses.

Voting of Underlying Fund Shares -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under

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                                       68

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the 1940 Act. In accordance with its view of presently applicable law, the
Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract

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                                       69

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Value among the Subaccounts and any other information required by law. The
Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

Legal Proceedings -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or SDI's ability to perform its contract with the Separate Account.

Legal Matters -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate,

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                                       70

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Security Distributors, Inc. ("SDI"), for the distribution and sale of the
Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.



      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2007, 2006, and 2005, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $56,968,135, $56,800,140 and $5,524,321 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


      Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2007 in

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connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
PlanMember Securities Corporation, Vantage Securities/Advisors, Inc., OFG Financial Services, Inc., Morgan Keegan & Company, Inc., Brecek & Young Advisors, Inc., Legend Equities Corporation, Aquarius Fund Distributors, Inc., Flexible Plan Investments, Ltd., Retirement Plan Advisors, Inc., Lincoln Investment Planning, Inc., NEXT Financial Group, Inc., Great American Advisors, Inc., Geneos Wealth Management, Inc., Pension Planners Securities, Inc., GWN Securities, Inc.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      Additional Compensation Paid to Affiliated Selling Broker-Dealers. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

Performance Information

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until April 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the

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                                       72

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Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


Financial Statements -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.


Table of Contents for Statement of Additional Information

      The Statement of Additional Information for the AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER
   TAX-QUALIFIED
   RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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                                       73

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Objectives for Underlying Funds

--------------------------------------------------------------------------------
There is no guarantee that the investment objective of any Underlying Fund will be met.
--------------------------------------------------------------------------------


More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

---------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)       Investment Objective            Investment Adviser
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                Series I          Growth of capital               Invesco Aim Advisors, Inc.
Appreciation Fund                                                                 11 Greenway Plaza, Suite 100
                                                                                  Houston, TX 77046-1180
                                                                                  (Investment Adviser)

                                                                                  AIM Funds Management Inc., 5140 Yonge
                                                                                  Street, Suite 900, Toronto, Ontario, Canada
                                                                                  M2N 6X7 (Sub-adviser)

                                                                                  Invesco Global Asset Management (N.A.), Inc.,
                                                                                  One Midtown Plaza, 1360 Peachtree Street,
                                                                                  N.E., Suite 100, Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Institutional (N.A.), Inc., One Midtown
                                                                                  Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                  Atlanta, GA 30309
                                                                                  (Sub-adviser)

                                                                                  Invesco Senior Secured Management, Inc.,
                                                                                  1166 Avenue of the Americas, New York, NY
                                                                                  10036
                                                                                  (Sub-adviser)

                                                                                  Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                  Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Limited, 30 Finsbury
                                                                                  Square, London, EC2A 1AG, United Kingdom
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management (Japan) Limited,
                                                                                  25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                  Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                  6025, Japan
                                                                                  (Sub-adviser)

                                                                                  Invesco Asset Management Deutschland
                                                                                  GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                  60313
                                                                                  (Sub-adviser)

                                                                                  Invesco Australia Limited, 333 Collins Street,
                                                                                  Level 26, Melbourne Vic 3000, Australia
                                                                                  (Sub-adviser)

---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       74

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International          Series II     Long-term growth of capital            Invesco Aim Advisors, Inc.
Growth Fund                                                                          11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1183
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       75

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
------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap                Series II     Long-term growth of capital            Invesco Aim Advisors, Inc.
Core Equity Fund                                                                     11 Greenway Plaza, Suite 100
                                                                                     Houston, TX 77046-1184
                                                                                     (Investment Adviser)

                                                                                     AIM Funds Management Inc., 5140 Yonge
                                                                                     Street, Suite 900, Toronto, Ontario, Canada
                                                                                     M2N 6X7
                                                                                     (Sub-adviser)

                                                                                     Invesco Global Asset Management (N.A.), Inc.,
                                                                                     One Midtown Plaza, 1360 Peachtree Street,
                                                                                     N.E., Suite 100, Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Institutional (N.A.), Inc., One Midtown
                                                                                     Plaza, 1360 Peachtree Street, N.E., Suite 100,
                                                                                     Atlanta, GA 30309
                                                                                     (Sub-adviser)

                                                                                     Invesco Senior Secured Management, Inc.,
                                                                                     1166 Avenue of the Americas, New York, NY
                                                                                     10036
                                                                                     (Sub-adviser)

                                                                                     Invesco Hong Kong Limited, 32nd Floor, Three
                                                                                     Pacific Place, 1 Queen's Road East, Hong Kong
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Limited, 30 Finsbury
                                                                                     Square, London, EC2A 1AG, United Kingdom
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management (Japan) Limited,
                                                                                     25th Floor, Shiroyama Trust Tower, 3-1,
                                                                                     Toranomon 4-chome, Minato-ku, Tokyo 105-
                                                                                     6025, Japan
                                                                                     (Sub-adviser)

                                                                                     Invesco Asset Management Deutschland
                                                                                     GmbH, Bleichstrasse 60-62, Frankfurt, Germany
                                                                                     60313
                                                                                     (Sub-adviser)

                                                                                     Invesco Australia Limited, 333 Collins Street,
                                                                                     Level 26, Melbourne Vic 3000, Australia
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Direxion Dynamic                              To maximize total return (income       Rafferty Asset Management, LLC
VP HY Bond Fund                               plus capital appreciation) by          500 Fifth Avenue, Suite 415
                                              investing primarily in debt            New York, NY 10110-0402
                                              instruments, including convertible
                                              securities, and  derivatives of such
                                              instruments, with an emphasis on
                                              lower-quality debt instruments.
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                     Service       Long-term capital growth               The Dreyfus Corporation
International                                                                        200 Park Avenue
Value Portfolio                                                                      New York, NY 10166-0039
------------------------------------------------------------------------------------------------------------------------------------

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                                       76

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
------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S.                       Current income                         Federated Investment Management Company
Government Securities II                                                             Federated Investors Tower
                                                                                     1001 Liberty Avenue
                                                                                     Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------------------------------------------
Federated High                  Service       High current income                    Federated Investment Management Company
Income Bond Fund II                                                                  Federated Investors Tower
                                                                                     1001 Liberty Avenue
                                                                                     Pittsburgh, PA 15222-3779
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP                 Service       Long-term capital appreciation         Fidelity Management & Research Company
Contrafund(R)                   Class 2                                              82 Devonshire Street
                                                                                     Boston, MA 02109-3605
                                                                                     (Investment Adviser)

                                                                                     FMR Co., Inc.; Fidelity Management Research
                                                                                     (U.K.) Inc.; Fidelity Management & Research
                                                                                     (Far East) Inc.; and Fidelity Investments Japan
                                                                                     Limited (Sub-advisers)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth          Service       Capital growth                         Fidelity Management & Research Company
Opportunities                   Class 2                                              82 Devonshire Street
                                                                                     Boston, MA 02109-3605
                                                                                     (Investment Adviser)

                                                                                     FMR Co., Inc.; Fidelity Management Research
                                                                                     (U.K.) Inc.; Fidelity Management & Research
                                                                                     (Far East) Inc.; and Fidelity Investments Japan
                                                                                     Limited (Sub-advisers)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500       Service       Investment results that correspond     Fidelity Management & Research Company
                                Class 2       to the total return of common stocks   82 Devonshire Street
                                              publicly traded in the United States,  Boston, MA 02109-3605
                                              as represented  by the S&P 500(R)      (Investment Adviser)

                                                                                     FMR Co., Inc.
                                                                                     (Sub-adviser)

                                                                                     Geode
                                                                                     53 State Street
                                                                                     Boston, MA 02109
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment      Service       High level of current income as is     Fidelity Management & Research Company
Grade Bond                      Class 2       consistent with the  preservation of   82 Devonshire Street
                                              capital                                Boston, MA 02109-3605
                                                                                     (Investment Adviser)

                                                                                     Fidelity Investments Money Management, Inc.
                                                                                     One Spartan Way
                                                                                     Merrimack, NH 03054
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap          Class 2       Long-term capital growth               Franklin Advisers, Inc.
Growth Securities Fund                                                               One Franklin Parkway
                                                                                     San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------

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                                       77

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                Class I       Long-term growth of capital; current   Neuberger Berman Management Inc.
AMT Guardian                                  income is a secondary goal             605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Investment Adviser)

                                                                                     Neuberger Berman, LLC
                                                                                     605 Third Avenue
                                                                                     New York, NY 10158-3698
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                Class I       Growth of capital                      Neuberger Berman Management Inc.
AMT Partners                                                                         605 Third Avenue, 2nd Floor
                                                                                     New York, NY 10158-3698
                                                                                     (Investment Adviser)

                                                                                     Neuberger Berman, LLC
                                                                                     605 Third Avenue
                                                                                     New York, NY 10158-3698
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main                Service       This Fund invests in a well-           OppenheimerFunds, Inc.
Street Small Cap                              diversified mix of smaller company     Two World Financial Center
Fund(R)/VA                                    stocks for capital appreciation        225 Liberty Street, 11th Floor
                                              potential.                             New York, NY 10281
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low                Administrative   Seeks maximum total return             Pacific Investment Management Company LLC
Duration Portfolio                            consistent with preservation of        rr840 Newport Center Drive, Suite 100
                                              capital and prudent investment         Newport Beach, CA 92660-6398
                                              management
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real               Administrative   Maximum real return consistent         Pacific Investment Management Company LLC
Return Portfolio                              with preservation of real capital and  840 Newport Center Drive, Suite 100
                                              prudent investment management          Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                    Administrative   The Portfolio seeks total return       Pacific Investment Management Company LLC
StocksPLUS(R) Growth                          which exceeds that of the S&P 500      840 Newport Center Drive, Suite 100
and Income                                                                           Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total              Administrative   Maximum total return consistent        Pacific Investment Management Company LLC
Return Portfolio                              with preservation of capital and       840 Newport Center Drive, Suite 100
                                              prudent investment management          Newport Beach, CA 92660-6398
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                            Long-term growth of capital            Rydex Investments
Amerigo Fund                                  without regard to current income       9601 Blackwell Rd., Suite 500
                                                                                     Rockville, MD 20850-6478
                                                                                     (Investment Adviser)

                                                                                     CLS Investment Firm, LLC
                                                                                     4020 South 147th Street
                                                                                     Omaha, NE 68137-5401
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                            To provide growth of capital and       Rydex Investments
Berolina                                      total return                           9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
                                                                                     (Investment Adviser)

                                                                                     CLS Investment Firm, LLC
                                                                                     4020 South 147th St.
                                                                                     Omaha, NE 68137
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------

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                                       78

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne                            Current income and growth of           Rydex Investments
Clermont Fund                                 capital                                9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
                                                                                     (Investment Adviser)

                                                                                     CLS Investment Firm, LLC
                                                                                     4020 South 147th St.
                                                                                     Omaha, NE 68137
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Absolute                             Seeks to provide capital               Rydex Investments
Return Strategies                             appreciation consistent with the       9601 Blackwell Road, Suite 500
                                              return and risk characteristics        Rockville, MD 20850-6478
                                              of the hedge fund universe.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Banking Fund                         Capital appreciation                   Rydex Investments
                                                                                     9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic                                Capital appreciation                   Rydex Investments
Materials Fund                                                                       9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation                   Rydex Investments
Biotechnology Fund                                                                   9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Commodities                          Seeks to provide investment results    Rydex Investments
Strategy Fund                                 that correlate to the performance      9601 Blackwell Road, Suite 500
                                              of a benchmark for commodities.        Rockville, MD 20850-6478
                                              The Fund's current benchmark is
                                              the GSCI(R) Total Return Index.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Consumer                             Capital appreciation                   Rydex Investments
Products Fund                                                                        9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x                               Investment results that correlate to   Rydex Investments
Strategy Fund (formerly                       the performance of a specific          9601 Blackwell Road, Suite 500
Rydex VT Dynamic                              benchmark                              Rockville, MD 20850-6478
Dow)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation                   Rydex Investments
Electronics Fund                                                                     9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy Fund                          Capital appreciation                   Rydex Investments
                                                                                     9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Energy                               Capital appreciation                   Rydex Investments
Services Fund                                                                        9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                            The Essential Portfolio Aggressive     Rydex Investments
Portfolio Aggressive                          Fund's objective is to primarily       9601 Blackwell Road, Suite 500
                                              seek growth of capital.                Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                            The Essential Portfolio                Rydex Investments
Portfolio Conservative                        Conservative Fund's objective is       9601 Blackwell Road, Suite 500
                                              to primarily seek preservation of      Rockville, MD 20850-6478
                                              capital and, secondarily, to seek
                                              long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------

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                                       79

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Essential                            The Essential Portfolio Moderate       Rydex Investments
Portfolio Moderate                            Fund's objective is to primarily seek  9601 Blackwell Road, Suite 500
                                              growth of capital and, secondarily,    Rockville, MD 20850-6478
                                              to seek preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Europe 1.25x                         Investment results that correlate to   Rydex Investments
Strategy Fund (formerly                       the performance of a specific          9601 Blackwell Road, Suite 500
Rydex VT Advantage)                           benchmark                              Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial                            Capital appreciation                   Rydex Investments
Services Fund                                                                        9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government                           Investment results that correspond     Rydex Investments
Long Bond 1.25x                               to a benchmark for U.S. Government     9601 Blackwell Road, Suite 500
Strategy Fund (formerly                       securities                             Rockville, MD 20850-6478
Rydex VT Government
Long Bond Advantage)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Health                               Capital appreciation                   Rydex Investments
Care Fund                                                                            9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Seeks to provide capital               Rydex Investments
Hedged Equity                                 appreciation consistent with the       9601 Blackwell Road, Suite 500
                                              return and risk characteristics of     Rockville, MD 20850-6478
                                              the long/short hedge fund  universe.
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Internet Fund                        Capital appreciation                   Rydex Investments
                                                                                     9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Dow                          Investment results that will           Rydex Investments
2x Strategy Fund                              match the performance of a             9601 Blackwell Road, Suite 500
(formerly Rydex VT                            specific benchmark on a daily basis    Rockville, MD 20850-6478
Inverse Dynamic Dow)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                              Total return                           Rydex Investments
Government Long                                                                      9601 Blackwell Road, Suite 500
Bond Strategy Fund                                                                   Rockville, MD 20850-6478
(formerly Rydex VT
Inverse Government Long
Bond)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Mid-                         Investment results that will match     Rydex Investments
Cap Strategy Fund                             the performance of a specific          9601 Blackwell Road, Suite 500
(formerly Rydex VT                            benchmark                              Rockville, MD 20850-6478
Inverse Mid Cap)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                              Investment results that will           Rydex Investments
NASDAQ-100(R)                                 match the performance of a             9601 Blackwell Road, Suite 500
Strategy Fund (formerly                       specific benchmark                     Rockville, MD 20850-6478
Rydex VT Inverse OTC)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                              Investment results that will match     Rydex Investments
Russell 2000(R) Strategy                      the performance of a specific          9601 Blackwell Road, Suite 500
Fund (formerly Rydex                          benchmark                              Rockville, MD 20850-6478
VT Inverse Russell
2000(R))
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse                              Investment results that will           Rydex Investments
S&P 500 Strategy Fund                         inversely correlate to the             9601 Blackwell Road, Suite 500
(formerly Rydex VT                            performance of the S&P 500             Rockville, MD 20850-6478
Inverse S&P 500)                              Index(TM)
------------------------------------------------------------------------------------------------------------------------------------

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                                       80

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Japan 1.25x                          Investment results that correlate to   Rydex Investments
Strategy Fund (formerly                       the performance of a specific          9601 Blackwell Road, Suite 500
Rydex VT Japan                                benchmark                              Rockville, MD 20850-6478
Advantage)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large                                Investment results that will match     Rydex Investments
Cap Growth Fund                               the performance of a benchmark         9601 Blackwell Road, Suite 500
                                              for large cap growth securities        Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Large                                Investment results that will match     Rydex Investments
Cap Value Fund                                the performance of a benchmark         9601 Blackwell Road, Suite 500
                                              for large cap value securities         Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Leisure Fund                         Capital appreciation                   Rydex Investments
                                                                                     9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid-Cap 1.5x                         Investment results that will match     Rydex Investments
Strategy Fund (formerly                       the performance of a benchmark         9601 Blackwell Road, Suite 500
Rydex VT Mid Cap                              for mid-cap securities                 Rockville, MD 20850-6478
Advantage)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid                                  Investment results that will match     Rydex Investments
Cap Growth Fund                               the performance of a benchmark         9601 Blackwell Road, Suite 500
                                              for mid-cap growth securities          Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Mid                                  Investment results that will           Rydex Investments
Cap Value Fund                                match the performance of a             9601 Blackwell Road, Suite 500
                                              benchmark for mid-cap value            Rockville, MD 20850-6478
                                              securities
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Multi-Cap                            Long-term capital appreciation         Rydex Investments
Core Equity                                                                          9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-                              Investment results that will           Rydex Investments
100(R) Fund (formerly                         match the performance of a             9601 Blackwell Road, Suite 500
Rydex VT OTC)                                 specific benchmark for                 Rockville, MD 20850-6478
                                              over-the-counter securities
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT NASDAQ-                              Investment results that will           Rydex Investments
100(R) 2x Strategy Fund                       match the performance of a             9601 Blackwell Road, Suite 500
(formerly Rydex VT                            specific benchmark on a daily          Rockville, MD 20850-6478
OTC 2x Strategy OTC)                          basis
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                            Investment results that will match     Rydex Investments
                                              the performance of a specific          9601 Blackwell Road, Suite 500
                                              benchmark on a daily basis             Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Precious                             Capital appreciation                   Rydex Investments
Metals Fund                                                                          9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Real                                 Capital appreciation                   Rydex Investments
Estate Fund                                                                          9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Retailing Fund                       Capital appreciation                   Rydex Investments
                                                                                     9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                      Investment results that will           Rydex Investments
1.5x Strategy Fund                            match the performance of a             9601 Blackwell Road, Suite 500
(formerly Rydex VT                            benchmark for small-cap securities     Rockville, MD 20850-6478
Russell 2000(R)
Advantage)
------------------------------------------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Russell 2000(R)                      To provide investment results that     Rydex Investments
2x Strategy (formerly                         match the performance of a specific    9601 Blackwell Road, Suite 500
Rydex VT Dynamic                              benchmark on a daily basis. The        Rockville, MD 20850-6478
Russell 2000(R))                              Fund's current  benchmark is 200%
                                              of the performance of the Russell
                                              2000  Index(R) (the "underlying
                                              index").
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT S&P 500 2x                           Investment results that will           Rydex Investments
Strategy Fund (formerly                       match the performance of a             9601 Blackwell Road, Suite 500
Rydex VT Dynamic                              specific benchmark on a daily basis    Rockville, MD 20850-6478
S&P 500)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector                               Long-term capital appreciation         Rydex Investments
Rotation Fund                                                                        9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small                                Investment results that will match     Rydex Investments
Cap Growth Fund                               the performance of a benchmark         9601 Blackwell Road, Suite 500
                                              for small-cap growth securities        Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Small                                Investment results that will match     Rydex Investments
Cap Value Fund                                the performance of a benchmark         9601 Blackwell Road, Suite 500
                                              for small-cap value securities         Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Strengthening                        Investment results that will match     Rydex Investments
Dollar 2x Strategy Fund                       the performance of a specific          9601 Blackwell Road, Suite 500
(formerly Rydex VT                            benchmark on a daily basis             Rockville, MD 20850-6478
Dynamic Strengthening
Dollar)
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation                   Rydex Investments
Technology Fund                                                                      9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation                   Rydex Investments
Telecommunications Fund                                                              9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT                                      Capital appreciation                   Rydex Investments
Transportation Fund                                                                  9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S.                                 Security of principal, high            Rydex Investments
Government Money                              current income, and liquidity          9601 Blackwell Road, Suite 500
Market Fund                                                                          Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities Fund                       Capital appreciation                   Rydex Investments
                                                                                     9601 Blackwell Road, Suite 500
                                                                                     Rockville, MD 20850-6478
------------------------------------------------------------------------------------------------------------------------------------
Rydex VT Weakening                            Investment results that will match     Rydex Investments
Dollar 2x Strategy Fund                       the inverse performance of a           9601 Blackwell Road, Suite 500
(formerly Rydex VT                            specific benchmark on a daily basis    Rockville, MD 20850-6478
Dynamic Weakening
Dollar)
------------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series D                             Long-term growth of capital            Security Investors, LLC
(SBL Global)                                                                         One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)

                                                                                     Security Global Investors, LLC
                                                                                     Two Embarcadero Center, Suite 2350
                                                                                     San Francisco, CA 94111
                                                                                     (Sub-Adviser)
------------------------------------------------------------------------------------------------------------------------------------

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
------------------------------------------------------------------------------------------------------------------------------------
                              Share Class
Underlying Fund             (if applicable)   Investment Objective                   Investment Adviser
------------------------------------------------------------------------------------------------------------------------------------
SBL Fund Series Q                             Capital growth                         Security Investors, LLC
(SBL Small Cap Value)                                                                One Security Benefit Place
                                                                                     Topeka, KS 66636-0001
                                                                                     (Investment Adviser)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing            Class 2       Long-term capital appreciation         Templeton Asset Management LTD.
Markets Securities Fund                                                              7 Temasek Boulevard, #38-03
                                                                                     Suntec Tower 1, Singapore 038987
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign               Class 2       Long-term capital growth               Templeton Investment Counsel, LLC
Securities Fund                                                                      500 East Broward Blvd., Suite 2100
                                                                                     Fort Lauderdale, FL 33394

                                                                                     Franklin Templeton Investment
                                                                                     Management Limited
                                                                                     The Adelphi Building
                                                                                     1-11 John Adam Street
                                                                                     London WC2N 6HT
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT                  Class II      High current return consistent         Van Kampen Asset Management
Government Portfolio                          with preservation of capital           522 Fifth Avenue
                                                                                     New York, NY  10036
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage                         Long-term capital appreciation         Wells Fargo Funds Management, LLC
VT Opportunity Fund                                                                  525 Market Street, 12th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Investment Adviser)

                                                                                     Wells Capital Management Incorporated
                                                                                     525 Market Street, 10th Floor
                                                                                     San Francisco, CA 94105
                                                                                     (Sub-adviser)
------------------------------------------------------------------------------------------------------------------------------------


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                                       83

--------------------------------------------------------------------------------
                       ADVISORDESIGNS(R) VARIABLE ANNUITY


                        SBL VARIABLE ANNUITY ACCOUNT XIV


                       STATEMENT OF ADDITIONAL INFORMATION


                                DATE: MAY 1, 2008



                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2008, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
V6922A (R5-07)                                                       32-69226-01

                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

METHOD OF DEDUCTING THE EXCESS CHARGE........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  4
   Section 403(b)............................................................  4
   Roth 403(b)...............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  6

FINANCIAL STATEMENTS.........................................................  6

GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING THE EXCESS CHARGE
The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.


An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund(R)/VA Subaccount and no Riders, the Excess Charge would be computed as follows:


---------------------------------------------------------
Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------------------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

--------------------------------------------------------------
Accumulation Unit Value as of
   Valuation Date before Record Date......        $10.00
Accumulation Unit Value
   as of Reinvestment Date................        $  9.975
                                                  ----------
Gross Dividend Per Unit...................        $  0.025
Less:  Excess Charge Per Unit.............    -   $  0.00085
                                                  ----------
Net Dividend Per Unit.....................        $  0.02415
Times:  Number of Accumulation Units......    x        5,000
                                                  ----------
Net Dividend Amount.......................        $   120.75
--------------------------------------------------------------


The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small Cap Fund(R)/VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals
12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $15,500 for the 2008 tax year.

The $15,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,000 can be made to a 403(b) annuity during the 2008 tax year. The $5,000 limit may also be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the Section 415(c) limit for 2008 is the lesser of (i) $46,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective Contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$15,500 in 2008 with a $5,000 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer. Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $15,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $7,500 in contributions to a traditional 403(b) contract in the same year.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.00.


If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


Effective Yield = [(Base
         Period
  Return + 1)365/7] - 1


Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.


Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.


Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main St. Suite 2000, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 and the financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

CONSOLIDATED FINANCIAL STATEMENTS

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Security Benefit
Mutual Holding Company)
Years Ended December 31, 2007, 2006, and 2005
With Report of Independent Registered Public Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2007, 2006, and 2005

                                    Contents

Report of Independent Registered Public Accounting Firm........................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets....................................................2
Consolidated Statements of Income..............................................4
Consolidated Statements of Changes in Stockholder's Equity.....................5
Consolidated Statements of Cash Flows..........................................6
Notes to Consolidated Financial Statements.....................................8

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

March 3, 2008

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands)
Assets
Investments:
   Securities available-for-sale:
      Bonds                                           $ 3,942,876   $ 4,798,347
      Equity securities                                    98,379        85,565
   Bonds held-to-maturity                                  30,461        33,488
   Mutual funds                                            12,912        90,749
   Policy loans                                           100,114       101,314
   Cash and cash equivalents                               80,280        66,887
   Short-term investments                                 536,296         8,480
   Other invested assets                                   66,875        97,536
                                                      --------------------------
Total investments                                       4,868,193     5,282,366

Accrued investment income                                  39,105        45,367
Collateral held for securities lending                    105,270       179,868
Accounts receivable                                        50,578        17,052
Income taxes receivable                                        --         3,705
Reinsurance recoverable                                   519,095       508,506
Property and equipment, net                                59,436        60,106
Deferred policy acquisition costs                         346,842       463,607
Deferred sales inducement costs                           118,887       103,094
Goodwill and other intangible assets                        3,156            --
Other assets                                              107,368       103,841
Separate account assets                                 6,939,072     6,502,869
                                                      --------------------------
Total assets                                          $13,157,002   $13,270,381
                                                      ==========================

                                                             December 31
                                                          2007          2006
                                                      --------------------------
                                                            (In Thousands,
                                                         Except Share Amounts)
Liabilities and stockholder's equity
Liabilities:
   Policy reserves and annuity account values         $ 5,308,171   $ 5,514,176
   Policy and contract claims                               4,165         4,223
   Other policyholder funds                                18,093        18,439
   Accounts payable and accrued expenses                   20,006        64,925
   Income taxes payable                                     4,175            --
   Deferred income tax liability                           47,951        91,689
   Long-term debt                                         150,000       150,000
   Mortgage debt                                           42,334        44,004
   Securities lending obligation                          105,270       179,868
   Other liabilities                                       21,429        18,647
   Separate account liabilities                         6,939,072     6,502,869
                                                      --------------------------
Total liabilities                                      12,660,666    12,588,840

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding            7,000         7,000
   Additional paid-in capital                              43,631        43,631
   Accumulated other comprehensive loss                  (198,321)      (21,931)
   Retained earnings                                      644,026       652,841
                                                      --------------------------
Total stockholder's equity                                496,336       681,541

                                                      --------------------------
Total liabilities and stockholder's equity            $13,157,002   $13,270,381
                                                      ==========================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Statements of Income

                                                             Year Ended December 31
                                                         2007         2006         2005
                                                      ------------------------------------
                                                                 (In Thousands)
Revenues:
   Insurance premiums and other considerations        $   8,047    $   7,689    $   8,997
   Asset-based fees                                     163,161      152,940      131,622
   Other product charges                                 32,968       31,007       29,152
   Net investment income                                282,333      268,922      252,978
   Net realized/unrealized capital gains (losses)       (14,350)       2,542        2,342
   Other revenues                                        36,813       13,173       16,381
                                                      ------------------------------------
Total revenues                                          508,972      476,273      441,472

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances             204,983      199,383      175,876
      Benefits in excess of account balances             31,607       34,130       27,630
   Traditional life insurance benefits                      313         (704)       1,554
   Other benefits                                         2,693       (4,089)      (4,353)
                                                      ------------------------------------
   Total benefits                                       239,596      228,720      200,707

   Commissions and other operating expenses             137,412      109,167      103,931
   Amortization of deferred policy acquisition
      Costs                                              73,174       55,853       57,416
   Interest expense                                      15,670       14,862       14,968
   Other expenses                                         9,809        9,887        9,726
                                                      ------------------------------------
Total benefits and expenses                             475,661      418,489      386,748
                                                      ------------------------------------

Income before income tax (benefit) expense               33,311       57,784       54,724
Income tax (benefit) expense                             (5,901)      10,462        9,436
                                                      ------------------------------------
Net income                                            $  39,212    $  47,322    $  45,288
                                                      ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                   Accumulated
                                                     Additional       Other
                                            Common    Paid-In     Comprehensive    Retained
                                            Stock     Capital     Income (Loss)    Earnings     Total
                                           -------------------------------------------------------------
                                                                   (In Thousands)
Balance at January 1, 2005                 $ 7,000   $   43,631   $      24,884   $ 638,231   $ 713,746
   Comprehensive income:
     Net income                                 --           --              --      45,288      45,288
     Other comprehensive loss, net              --           --         (27,847)         --     (27,847)
                                                                                              ----------
   Comprehensive income                                                                          17,441
   Dividends paid                               --           --              --     (38,000)    (38,000)
                                           -------------------------------------------------------------
Balance at December 31, 2005                 7,000       43,631          (2,963)    645,519     693,187
   Comprehensive income:
     Net income                                 --           --              --      47,322      47,322
     Other comprehensive loss, net              --           --         (18,968)         --     (18,968)
                                                                                              ----------
   Comprehensive income                                                                          28,354
   Dividends paid                               --           --              --     (40,000)    (40,000)
                                           -------------------------------------------------------------
Balance at December 31, 2006                 7,000       43,631         (21,931)    652,841     681,541
   Change in accounting for income taxes        --           --              --      (1,327)     (1,327)
   Comprehensive loss:
     Net income                                 --           --              --      39,212      39,212
     Other comprehensive loss, net              --           --        (176,390)         --    (176,390)
                                                                                              ----------
   Comprehensive loss                                                                          (137,178)
   Dividends paid                               --           --              --     (46,700)    (46,700)
                                           -------------------------------------------------------------
Balance at December 31, 2007               $ 7,000   $   43,631   $    (198,321)  $ 644,026   $ 496,336
                                           =============================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                                   Year Ended December 31
                                                                              2007         2006        2005
                                                                           -----------------------------------
                                                                                       (In Thousands)
Operating activities
Net income                                                                 $   39,212   $  47,322   $  45,288
Adjustments to reconcile net income to net cash and
   cash equivalents provided by operating activities:
     Net realized/unrealized capital (gains) losses                            14,350      (2,542)     (2,342)
     Depreciation and amortization                                              4,733       4,634       4,483
     Amortization of investment premiums and discounts                         (1,997)     10,137       7,388
     Annuity and interest-sensitive life products -
        interest credited to account balances                                 204,983     199,383     175,876
     Policy acquisition costs deferred                                        (80,528)    (85,308)    (77,268)
     Amortization of deferred policy acquisition costs                         73,174      55,853      57,416
     Sales inducement costs deferred                                          (32,978)    (36,838)    (30,676)
     Amortization of sales inducement costs                                    17,185      13,234      11,501
     Net sales of mutual funds, trading                                            --       9,018         532
     Other changes in operating assets and liabilities                        (70,356)      6,494      19,459
                                                                           -----------------------------------
Net cash and cash equivalents provided by operating activities                167,778     221,387     211,657

Investing activities
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                                   958,728     524,353     761,924
   Equity securities available-for-sale                                        82,054       2,815       9,533
   Bonds held-to-maturity                                                       3,585       3,332       8,557
   Mutual funds, other than trading                                                --      35,270      42,523
   Mortgage loans                                                                  --          --         646
   Other invested assets                                                       45,138       2,890      13,251
                                                                           -----------------------------------
                                                                            1,089,505     568,660     836,434
Acquisitions of investments:
   Bonds available-for-sale                                                  (330,821)   (515,608)   (878,879)
   Equity securities available-for-sale                                       (17,612)    (14,654)    (16,591)
   Mutual funds, other than trading                                                --        (793)    (36,401)
   Other invested assets                                                      (11,907)    (24,537)    (51,023)
                                                                           -----------------------------------
                                                                             (360,340)   (555,592)   (982,894)

Net purchases of property and equipment                                        (3,748)     (1,615)     (1,638)
Net purchases of goodwill and intangible assets                                (3,176)         --          --
Net purchases of short-term investments                                      (520,480)    (33,582)         --
Net (increase) decrease in policy loans                                         1,200      (5,532)     (3,173)
                                                                           -----------------------------------
Net cash and cash equivalents provided by (used in) investing activities      202,961     (27,661)   (151,271)

                     Security Benefit Life Insurance Company
                                And Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                     Year Ended December 31
                                                                 2007         2006        2005
                                                             ------------------------------------
                                                                         (In Thousands)
Financing activities
Payments on mortgage debt                                    $    (1,670)  $  (1,562)  $  (1,460)
Dividends paid                                                   (46,700)    (40,000)    (38,000)
Cash received on reinsurance of block of business                105,083          --          --
Deposits to annuity account balances                             607,083     554,400     634,893
Withdrawals from annuity account balances                     (1,021,142)   (727,941)   (624,113)
                                                             ------------------------------------
Net cash and cash equivalents used in financing activities      (357,346)   (215,103)    (28,680)
                                                             ------------------------------------

Increase (decrease) in cash and cash equivalents                  13,393     (21,377)     31,706
Cash and cash equivalents at beginning of year                    66,887      88,264      56,558
                                                             ------------------------------------
Cash and cash equivalents at end of year                     $    80,280   $  66,887   $  88,264
                                                             ====================================

Supplemental disclosures of cash flow information
Cash paid (recovered) during the year for:
   Interest                                                  $    15,584   $  14,846   $  15,210
                                                             ====================================

   Income taxes                                              $    (1,921)  $  (3,696)  $   9,322
                                                             ====================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2007

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products.

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

Basis of Presentation

The consolidated financial statements include the operations and accounts of the Company and its subsidiaries, Security Investors, LLC (SI) (formerly Security Management Company, LLC) and Security Global Investors, LLC (see Note 10). Significant intercompany accounts and transactions have been eliminated in consolidation. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $362,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities for the year ended December 31, 2007. As of December 31, 2006, minority interest amounts held by SBC of $1,593,000 and $241,000 in the net income and members' equity of SI, respectively, are included in consolidated other expenses and other liabilities.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from those estimates.

Accounting Changes

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standard (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization in 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of Emerging Issues Task Force (EITF) 03-1. FSP FAS 115-1 and FAS 124-1 addresses (1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 was for the reporting periods that began after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's consolidated financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is the fiscal period beginning January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No.159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

Investments

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of income as a component of net realized/unrealized capital gains (losses).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains (losses) in the consolidated statements of income.

Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $58.1 million and $84.7 million at December 31, 2007 and 2006, respectively. During 2007, 2006, and 2005, the Company included $3.6 million, $6.3 million, and $2.7 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities. Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

Derivatives

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value, regardless of the purpose or intent for holding the instrument.
Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs of the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate of 5%, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for the years 2008 and thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized capital gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangible Assets

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                        2007       2006
                                                       ------------------
                                                         (In Thousands)

      Land                                             $   450   $   450
      Land improvements                                    539       539
      Data processing equipment                            495       399
      Computer software                                 18,155    18,148
      Other                                              1,859     1,761
      Building                                          54,978    52,139
      Furniture                                          7,394     6,687
                                                       ------------------
                                                        83,870    80,123
      Less accumulated depreciation                     24,434    20,017
                                                       ------------------
                                                       $59,436   $60,106
                                                       ==================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. During 2005, the lease was modified to increase the amount of office space leased to the FHLB. The remaining terms of the operating lease remain unchanged. Expected future minimum rents to be received from the FHLB at December 31, 2007, related to the noncancelable portion of the lease are $955,000 annually for years 2008 through 2012 and $4,220,000 thereafter.

Business Owned Life Insurance

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $78,350,000 and $74,089,000 at December 31, 2007 and 2006, respectively, with the change in value of $4,261,000, $3,390,000, and $3,310,000, for 2007, 2006, and 2005, respectively, recorded in other revenues.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

Policy Reserves and Annuity Account Values

Liabilities  for future  policy  benefits  for  traditional  life  products  are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2.8% to 10% during 2007, from 2.75% to 15% during 2006, and from 1.5% to 15% during 2005.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Revenue from third-party administration of financial services products, included as a component of other revenues, is recorded as services are performed. Revenue on conversion contracts is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2007 or 2006.

Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts
      reported  in  the  consolidated   balance  sheets  for  these  instruments
      approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

      Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

      Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

      Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

      Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

Reclassifications

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2007 and 2006, is as follows:

                                                          December 31, 2007
                                         --------------------------------------------------
                                                         Gross        Gross
                                          Amortized   Unrealized   Unrealized      Fair
                                             Cost        Gains       Losses       Value
                                         --------------------------------------------------
                                                          (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $  138,702   $      714   $      404   $  139,012
   Corporate securities                   2,231,264       19,017      225,425    2,024,856
   Mortgage-backed securities             1,665,952        7,190       15,984    1,657,158
   Asset-backed securities                  147,767          640       26,557      121,850
                                         --------------------------------------------------
Total bonds                              $4,183,685   $   27,561   $  268,370   $3,942,876
                                         ==================================================

Equity securities                        $  100,840   $      591   $    3,052   $   98,379
                                         ==================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $    1,273   $       --   $       22   $    1,251
   Corporate securities                      29,188        1,942          139       30,991
                                         --------------------------------------------------
Total bonds                              $   30,461   $    1,942   $      161   $   32,242
                                         ==================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                           December 31, 2006
                                         ---------------------------------------------------
                                                          Gross        Gross
                                          Amortized    Unrealized   Unrealized      Fair
                                             Cost         Gains       Losses       Value
                                         ---------------------------------------------------
                                                           (In Thousands)
Available-for-sale
Bonds:
   U.S. Treasury securities and
     obligations of U.S. government
     corporations and agencies           $   213,950   $       63   $    2,696   $   211,317
   Corporate securities                    2,609,395       23,346       34,947     2,597,794
   Mortgage-backed securities              1,880,200        3,408       30,330     1,853,278
   Asset-backed securities                   136,834          405        1,281       135,958
                                         ----------------------------------------------------
Total bonds                              $ 4,840,379   $   27,222   $   69,254   $ 4,798,347
                                         ====================================================

Equity securities                        $    85,205   $      380   $       20   $    85,565
                                         ====================================================

Held-to-maturity
Bonds:
   Obligations of states and political
     subdivisions                        $     1,634   $       --   $       72   $     1,562
   Corporate securities                       31,704        1,986           --        33,690
   Mortgage-backed securities                    150           --           --           150
                                         ----------------------------------------------------
Total bonds                              $    33,488   $    1,986   $       72   $    35,402
                                         ====================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                           Available-for-Sale         Held-to-Maturity
                                         -------------------------------------------------
                                         Amortized       Fair      Amortized      Fair
                                           Cost          Value        Cost        Value
                                         -------------------------------------------------
                                                          (In Thousands)
Due in one year or less                  $   76,440   $   76,206   $      551   $      554
Due after one year through five years       951,146      946,807       14,302       15,057
Due after five years through ten years      478,698      455,583       15,608       16,631
Due after ten years                         863,682      685,272           --           --
Mortgage-backed securities                1,665,952    1,657,158           --           --
Asset-backed securities                     147,767      121,850           --           --
                                         --------------------------------------------------
                                         $4,183,685   $3,942,876   $   30,461   $   32,242
                                         ==================================================

For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2007 and 2006, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                                December 31, 2007
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $         --   $       --   $    74,995   $      404   $    74,995   $       404
   Corporate securities                              863,388      172,620       657,265       52,805     1,520,653       225,425
   Mortgage-backed securities                        295,137        4,692       778,624       11,292     1,073,761        15,984
   Asset-backed securities                            64,159       16,763        56,038        9,794       120,197        26,557
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $  1,222,684   $  194,075   $ 1,566,922   $   74,295   $ 2,789,606   $   268,370
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $     3,052   $    3,052   $     3,052   $     3,052
                                                =================================================================================

Fixed maturities, held-to-maturity              $     11,105   $      139   $     1,260   $       22   $    12,365   $       161
                                                =================================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

                                                                                December 31, 2006
                                                ---------------------------------------------------------------------------------
                                                                              Greater Than or Equal
                                                   Less Than 12 Months            to 12 Months
                                                ----------------------------------------------------
                                                                  Gross                      Gross         Total     Total Gross
                                                   Carrying    Unrealized     Carrying    Unrealized     Carrying    Unrealized
                                                    Amount       Losses        Amount       Losses        Amount       Losses
                                                ---------------------------------------------------------------------------------
                                                                                  (In Thousands)
Fixed maturities, available-for-sale:
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies                 $     34,059   $      366   $   171,944   $    2,330   $   206,003   $     2,696
   Corporate securities                              425,248        4,658       885,298       30,289     1,310,546        34,947
   Mortgage-backed securities                        325,654        2,701     1,243,987       27,629     1,569,641        30,330
   Asset-backed securities                            42,124          487        21,590          794        63,714         1,281
                                                ---------------------------------------------------------------------------------
Total fixed maturities, available-for-sale      $    827,085   $    8,212   $ 2,322,819   $   61,042   $ 3,149,904   $    69,254
                                                =================================================================================

Total equity securities, available-for-sale     $         --   $       --   $        20   $       20   $        20   $        20
                                                =================================================================================

Fixed maturities, held-to-maturity              $         --   $       --   $     1,634   $       72   $     1,634   $        72
                                                =================================================================================

As of December 31, 2007, the Company held $2,789.6 million in available-for-sale fixed maturity securities with unrealized losses of $268.4 million. The Company's portfolio consists of fixed maturity securities where 75% are investment grade (rated AAA through BBB-) with an average price of $91 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 305 securities with a carrying value of $1,222.7 million and unrealized losses of $194.1 million reflecting an average price of $86. Of this portfolio, 66% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $166.2 million. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. Deterioration in the subprime housing sector has resulted in illiquidity and limited market price discovery for those securities. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believed these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 239 securities with a carrying value of $1,566.9 million and unrealized losses of $74.3 million. Of this portfolio, 87% were investment grade (rated AAA through BBB-) at December 31, 2007, with associated unrealized losses of $67.1 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. While the portfolio is in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2007, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                              December 31, 2007
                                     ------------------------------------
                                     Amortized   Unrealized    Estimated
                                       Cost         Loss      Fair Value
                                     ------------------------------------
                                                 (In Thousands)
   Less than 12 months:
      Corporate securities           $   2,496   $    1,265   $    1,231
      Asset-backed securities           46,367       34,735       11,632
                                     ------------------------------------
                                        48,863       36,000       12,863

   Greater than 12 months:
      Asset-backed securities            4,857        2,018        2,839
                                     ------------------------------------
                                         4,857        2,018        2,839
                                     ------------------------------------
   Total                             $  53,720   $   38,018   $   15,702
                                     ====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The debt securities included on the watch list are concentrated with mortgage risk, including sub-prime risk, within CDO securities. The watch list includes 10 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 29% of book value. This is in part due to a conservative position that management has taken relative to market prices for these securities in consideration of the current market conditions and the absence of actual market activity. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2007, 2006, and 2005, are summarized as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Interest on bonds                       $ 254,298   $   259,507   $  244,493
   Dividends on equity securities              5,550         4,648        3,177
   Dividends on mutual funds                   2,038         3,387        2,106
   Interest on policy loans                    6,215         6,053        5,798
   Interest on short-term investments         10,607         4,133        2,797
   Other                                      12,012        (1,045)         272
                                           -------------------------------------
   Total investment income                   290,720       276,683      258,643

   Less investment expenses                    8,387         7,761        5,665
                                           -------------------------------------
   Net investment income                   $ 282,333   $   268,922   $  252,978
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2007, 2006, and 2005, are as follows:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)

   Proceeds from sales                     $ 726,782   $   285,955   $  386,462
   Gross realized gains                        7,536         3,604        7,491
   Gross realized losses                       3,996         2,030        4,165

Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2007, 2006, and 2005, consist of the following:

                                              2007         2006         2005
                                           -------------------------------------
                                                       (In Thousands)
   Realized gains (losses):
      Bonds                                $   3,540   $     1,574   $    2,532
      Equity securities                           --            --          794
      Mutual funds - trading                      --            --          616
      Mutual funds - other than trading           --            --           26
      Other                                       --             3           --
                                           -------------------------------------
   Total realized gains                        3,540         1,577        3,968

   Impairments:
      Bonds                                  (20,345)           --       (1,524)
                                           -------------------------------------
   Total impairments                         (20,345)           --       (1,524)

   Holding gains (losses):
      Mutual funds - trading                      --            --         (604)
      Mutual funds - other than trading        2,240         1,883        1,513
                                           -------------------------------------
   Total holding gains                         2,240         1,883          909
                                           -------------------------------------
                                             (14,565)        3,460        3,353
   Related impact on deferred policy
      acquisition costs                          215          (918)      (1,011)
                                           -------------------------------------
   Net realized/unrealized capital
      gains (losses)                       $ (14,350)  $     2,542   $    2,342
                                           =====================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2007 or 2006.

At December 31, 2007 the Company had approximately $1.6 billion in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see
Note 15).

At December 31, 2007, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the Kansas Insurance Department to comply with statutory regulations.

Derivative Instruments

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has entered into several interest rate swap agreements to manage interest rate risk. The interest rate swap agreements effectively modify the Company's exposure to interest rate risk by converting certain of the Company's fixed rate liabilities to a floating rate based on LIBOR. These agreements involve the receipt of fixed rate amounts in exchange for floating rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The notional amount of the swaps was $41.5 million at December 31, 2006. The liabilities had matured at December 31, 2007.

The Company also has interest rate swap agreements which effectively modify fixed rate bonds into floating rate investments based on LIBOR over the next ten years. The notional amounts of these swaps are $112 million at December 31, 2007 and 2006.

During the years ended December 31, 2007, 2006, and 2005, the Company recognized a net loss of $1,104,000, net gain of $296,000, and net gain of $709,000, respectively, related to the ineffective portion of its fair value hedges that has been included in net investment income in the consolidated statements of income.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Cash Flow Hedging Strategy

The Company has entered into interest rate swap agreements that effectively convert a portion of its floating rate liabilities to a fixed rate basis, thus reducing the impact of interest rate changes on future income. The swap agreements expired during 2005. During the year ended December 31, 2005, the Company recognized a gain of $251,000 related to the ineffective portion of these hedging instruments that has been included in net investment income in the consolidated statements of income.

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2007, 2006, and 2005, the Company realized a loss of $1.6 million, $14.6 million, and $7.9 million, respectively, on these futures contracts that has been included in net investment income in the consolidated statements of income. The Company held 817 and 375 futures contracts at December 31, 2007 and 2006, respectively.

3. Deferred Policy Acquisition Costs

The following table summarizes the components of DAC for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Deferred policy acquisition costs                  $  380,236   $ 380,863
      Present value of future profits                        69,941      82,744
      Unearned premium liability                           (103,335)         --
                                                         -----------------------
      Balance at end of year                             $  346,842   $ 463,607
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  380,863   $ 330,794
         Cost deferred during the year                       80,528      85,308
         Amortized to expense during the year               (65,148)    (43,980)
         Effect of realized (gains) losses on
            amortization of deferred policy acquisition
            costs                                               215        (918)
         Effect of unrealized gains (losses)                (15,679)     10,836
         Other                                                 (543)     (1,177)
                                                         -----------------------
      Balance at end of year                             $  380,236   $ 380,863
                                                         =======================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $   82,744   $  94,617
         Imputed interest                                     5,378       6,091
         Amortization                                       (18,181)    (17,964)
                                                         -----------------------
      Balance at end of year                             $   69,941   $  82,744
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.8% and 14.8% of the December 31, 2007, deferred policy acquisition cost balance in each of the years 2008 through 2012. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the  reinsurance  transaction  entered into during 2007 (see Note
7), the Company recorded an unearned premium liability which is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2007, is presented as follows (in thousands):

      Unearned premium liability                                      $(108,113)
      Amortization                                                        4,778
                                                                      ----------
      Balance at end of year                                          $(103,335)
                                                                      ==========

4. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                            2007         2006
                                                         -----------------------
                                                             (In Thousands)

      Balance at beginning of year                       $  103,094   $  79,490
         Acquisition                                         32,978      36,838
         Amortization                                       (17,185)    (13,234)
                                                         -----------------------
      Balance at end of year                             $  118,887   $ 103,094
                                                         =======================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

                                                                 Unrealized
                                                               Gains (Losses)    Derivative
                                                               on Available-    Instruments
                                                                  for-Sale         Gains
                                                                 Securities       (Losses)       Total
                                                               -----------------------------------------
                                                                             (In Thousands)
Accumulated other comprehensive income (loss) at
   January 1, 2005                                               $   25,619     $      (735)  $   24,884
     Other comprehensive (loss) income:
       Unrealized losses on available-for-sale securities           (95,952)             --      (95,952)
       Change in fair value of derivatives                               --             494          494
       Gains reclassified into earnings from other
         comprehensive income                                         3,341              --        3,341
       Effect on deferred policy acquisition costs                   49,275              --       49,275
       Change in deferred income taxes                               15,168            (173)      14,995
                                                                 ----------------------------------------
     Total other comprehensive (loss) income                        (28,168)            321      (27,847)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2005                                                 (2,549)           (414)      (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities           (34,771)             --      (34,771)
       Gains reclassified into earnings from other
         comprehensive loss                                           3,460              --        3,460
       Effect on deferred policy acquisition costs                   10,836              --       10,836
       Change in deferred income taxes                                1,507              --        1,507
                                                                 ----------------------------------------
     Total other comprehensive loss                                 (18,968)             --      (18,968)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                                (21,517)           (414)     (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities          (187,033)             --     (187,033)
       Losses reclassified into earnings from other
         comprehensive loss                                         (14,565)             --      (14,565)
       Effect on deferred policy acquisition costs                  (15,679)             --      (15,679)
       Change in deferred income taxes                               40,887              --       40,887
                                                                 ----------------------------------------
     Total other comprehensive loss                                (176,390)             --     (176,390)
                                                                 ----------------------------------------
Accumulated other comprehensive loss at
   December 31, 2007                                             $ (197,907)    $      (414)  $ (198,321)
                                                                 ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. Employee Benefit Plans

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service.

Effective July 31, 2007 the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee is not fully vested as of July 1, 2007, vesting service will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. Concurrent with the curtailment of the defined benefit pension plan, the definition of pay under this plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match will be increased to 100% of the first 5% of pay. In addition, the Company will provide a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $1,492,000, $1,775,000, and $1,446,000 for 2007, 2006, and 2005, respectively.

The Company participates in a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $5,267,000, $5,323,000, and $5,097,000 for 2007, 2006, and 2005, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance

Principal reinsurance assumed transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2003 and 2000 acquisitions of blocks of deferred annuity contracts:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance assumed:
         Premiums received                    $  41,164   $  48,068   $  56,729
                                              ==================================
         Commissions paid                     $   3,412   $   3,769   $   4,389
                                              ==================================
         Claims paid                          $   8,486   $   7,077   $   9,354
                                              ==================================
         Surrenders paid                      $ 210,590   $ 232,485   $ 257,327
                                              ==================================

Principal reinsurance ceded transactions for the years ended December 31, 2007, 2006, and 2005, are summarized as follows, with the majority of the reinsurance balances resulting from the 2007 and 1997 transfers of the Company's life insurance business to another insurer:

                                                2007         2006        2005
                                              ----------------------------------
                                                        (In Thousands)

      Reinsurance ceded:
         Premiums paid                        $  75,378   $  35,317   $  36,440
                                              ==================================
         Commissions received                 $   3,272   $   3,028   $   3,238
                                              ==================================
         Claim recoveries                     $  20,629   $  21,725   $  23,966
                                              ==================================
         Surrenders paid                      $  58,888   $  13,283   $  12,951
                                              ==================================

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. Reinsurance (continued)

At December 31, 2007 and 2006, the Company has receivables totaling $519,095,000 and $508,506,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2007 and 2006, was $3.9 billion and $4.1 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million in addition to other related items for a total unearned premium liability of $108.1 million, which has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $3.5 million for general account liabilities reinsured at December 31, 2007, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $10.3 million.

8. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

      o Roll-Up Death Benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o Enhanced Death Benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o Combo Death Benefit provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                        2007                                 2006
                          --------------------------------------------------------------------------
                                                   Weighted                               Weighted
                           Account   Net Amount     Average      Account   Net Amount     Average
                            Value     at Risk     Attained Age    Value     at Risk     Attained Age
                          --------------------------------------------------------------------------
                                                    (Dollars in Millions)
Return of premium         $  2,490     $    6          61        $ 2,919     $   15         62
Reset                          176          1          53            178          2         52
Roll-up                        667         13          59            712         57         58
Step-up                      4,400         64          62          4,869         56         61
Combo                          249         14          66            447         27         65
                          --------------------                   -------------------
Subtotal                     7,982         98          61          9,125        157         61

Enhanced                        --          7          66             --         21         65
                          --------------------                   -------------------
Total GMDB                $  7,982     $  105          61        $ 9,125     $  178         61
                          ====================                   ===================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

8. Variable Annuity Contracts (continued)

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $5,019,000 and $4,674,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2007 and 2006, was $370,000 and $736,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of income as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2007:

      o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 7.5%.

      o     Equity volatility of 18%.

      o     Bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes

The Company files a consolidated life/non-life federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal
Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2007                                                                $    5,102
   Additions based on tax positions related to current year                                    1,556
   Reductions as a result of a lapse of the applicable statute of limitations                 (1,181)
                                                                                          -----------
Balance at December 31, 2007                                                              $    5,477
                                                                                          ===========

As of December 31, 2007, the Company has $5.5 million of gross unrecognized tax benefits. If recognized, approximately $1.3 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $71,000 for the 12 months ended December 31, 2007, and recorded a liability at December 31, 2007, of $162,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

              Note to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Income tax expense (benefit) consists of the following for the years ended December 31, 2007, 2006, and 2005:

                                                           2007          2006         2005
                                                        --------------------------------------
                                                                     (In Thousands)
Current                                                 $     3,880   $    (3,296)  $   2,027
Deferred                                                     (9,781)       13,758       7,409
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                            2007          2006        2005
                                                        --------------------------------------
                                                                     (In Thousands)
Federal income tax expense computed at statutory
   rate                                                 $    11,681   $    20,224   $  19,153
(Decreases) increases in taxes resulting from:
     Dividends received deduction                           (12,019)       (5,877)     (5,248)
     Credits                                                 (1,959)       (2,915)     (3,445)
     Other                                                   (3,604)         (970)     (1,024)
                                                        --------------------------------------
                                                        $    (5,901)  $    10,462   $   9,436
                                                        ======================================

Credits primarily include low-income housing tax credits and foreign tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

Net deferred income tax assets or liabilities consist of the following:

                                                            December 31
                                                         2007        2006
                                                      ----------------------
                                                          (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $  50,355   $  76,081
   Deferred loss on investments                           1,504          --
   Deferred gain on life coinsurance agreement            2,457       2,948
   Net unrealized capital loss on investments            90,011      17,378
   Other                                                  4,709       3,251
                                                      ----------------------
Total deferred income tax assets                        149,036      99,658
Valuation allowance related to unrealized loss          (40,819)     (5,660)
                                                      ----------------------
Net deferred income tax assets                          108,217      93,998

Deferred income tax liabilities:
   Deferred policy acquisition costs                    141,422     171,877
   Depreciation                                           2,539       3,074
   Deferred gain on investment                               --       1,877
   Other                                                 12,207       8,859
                                                      ----------------------
Total deferred income tax liabilities                   156,168     185,687
                                                      ----------------------
Net deferred income tax liability                     $  47,951   $  91,689
                                                      ======================

SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years and establish a valuation allowance for any portion of the deferred tax assets that it believes will not be realized. Included in deferred tax assets is a significant deferred tax asset relating to unrealized capital losses that have been recognized for financial statement purposes but not for tax return purposes. Under current U.S. federal income tax law, capital losses must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Based on the current situation, the Company does not believe it will be able, either through future operations or implementing tax planning strategies to generate sufficient capital gains to enable the Company to utilize all of its deferred tax assets related to the unrealized losses. Accordingly, a $40.8 million and $5.7 million valuation allowance for deferred tax assets was established as of December 31, 2007 and 2006, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. Income Taxes (continued)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that we receive. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2007, the Company recorded a benefit of approximately $9.4 million related to the current year's separate account DRD.

During 2006, deferred income tax assets related to credits carried over were sold to the parent, the ultimate filer of the tax return.

10. Business Combination

On June 15, 2007, the Company acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provides the Company global asset management capabilities. The aggregate purchase price was $3.5 million. The following table summarizes the Company's initial allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                                    $   1,314
Fixed and other assets                                                   38
Intangible assets subject to amortization:
   Noncompetition agreements                                            280
Goodwill not subject to amortization                                  2,896
                                                                  ----------
                                                                      4,528
Current liabilities                                                  (1,063)
                                                                  ----------
Net assets acquired                                               $   3,465
                                                                  ==========

The goodwill will be deductible for income tax purposes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. Goodwill and Other Intangible Assets

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                          Other
                                                       Intangible
                                            Goodwill     Assets      Total
                                            ---------------------------------
                                                     (In Thousands)

Balance at January 1, 2007                  $     --    $     --    $     --
   Acquisition                                 2,896         280       3,176
   Amortization                                   --         (20)        (20)
                                            ---------------------------------
Balance at December 31, 2007                $  2,896    $    260    $  3,156
                                            =================================

The  intangible   asset  subject  to  amortization   includes  a  noncompetition
agreement. Amortization is straight-line over seven years. Impairment of the goodwill and intangibles will be evaluated annually.

The estimated amortization for the years ending December 31, 2008 through December 31, 2012, is $200,000, or $40,000 per year for each respective year-end.

12. Condensed Fair Value Information

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the
Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. Condensed Fair Value Information (continued)

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                              December 31, 2007           December 31, 2006
                                          ------------------------------------------------------
                                            Carrying        Fair        Carrying        Fair
                                             Amount        Value         Amount        Value
                                          ------------------------------------------------------
                                                              (In Thousands)
Bonds (Note 2)                            $ 3,973,337   $ 3,975,118   $ 4,831,835   $ 4,833,749
Equity securities (Note 2)                     98,379        98,379        85,565        85,565
Mutual funds                                   12,912        12,912        90,749        90,749
Policy loans                                  100,114       100,683       101,314       101,844
Business owned life insurance                  78,350        78,350        74,089        74,089
Separate account assets                     6,939,072     6,939,072     6,502,869     6,502,869
Supplementary contracts without life
   contingencies                              (15,064)      (17,591)      (16,503)      (18,093)
Individual and group annuities             (4,546,544)   (4,333,465)   (4,728,930)   (4,515,059)
Long-term debt                               (150,000)     (160,211)     (150,000)     (166,920)
Mortgage debt                                 (42,334)      (44,930)      (44,004)      (46,846)
Interest rate swaps                            (2,561)       (2,561)          952           952
Separate account liabilities               (6,939,072)   (6,939,072)   (6,502,869)   (6,502,869)

13. Commitments and Contingencies

The Company leases office space under several operating lease agreements. The leases contain escalation clauses which vary, but average at a rate of 2%. Total expense for all operating leases amounted to $134,000 during 2007.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. Commitments and Contingencies (continued)

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $13.5 million and $21.2 million at December 31, 2007 and 2006, respectively, over the next few years as required by the general partner.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2007 and 2006, the Company has reserved $1,800,000 and $1,465,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. Long-Term Debt

At December 31, 2007, the Company has access to a $143 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (4.25% at December 31, 2007). The Company had no borrowings under this line of credit at December 31, 2007. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2007.

The Company has outstanding surplus notes of $150 million at December 31, 2007 and 2006. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. Mortgage Debt

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises.
Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The monthly payments applicable to the portion of the building leased to the FHLB increased by $16,800 in 2005 due to the modified lease agreement (see Note 1). The financing is collateralized by a first mortgage on the premises and $25 million of other marketable securities. At December 31, 2007, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

      2008                                  $   1,786
      2009                                      1,909
      2010                                      2,042
      2011                                      2,184
      2012                                      2,537
      Thereafter                               31,876
                                            ---------
                                            $  42,334
                                            =========

16. Related-Party Transactions

The Company owns shares of affiliated mutual funds managed by SI with net asset values totaling $10,759,000 and $88,565,000 at December 31, 2007 and 2006,
respectively.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or repayment penalty. The principal balance at December 31, 2007, was $40,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. Related-Party Transactions (continued)

The Company paid $53,878,000 and $55,160,000 in 2007 and 2006, respectively, to affiliates for providing management, investment, and administrative services. The Company has a payable to its affiliates of $140,620 and $6,248,000 for the years ended December 31, 2007 and 2006, respectively.

The Company paid $46,700,000,  $40,000,000,  and $38,000,000 in dividends to SBC in 2007, 2006, and 2005, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. Accordingly, all of the revenue is collected by the Company. The Company paid $19,281,000 to se(2) during 2007 for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

17. Statutory Financial Information

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance
Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Statutory capital and surplus of the insurance operations were $604,938,000 and $574,719,000 at December 31, 2007 and 2006, respectively. Statutory net income of the insurance operations was $19,138,000, $38,890,000, and $36,079,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event

On June 28, 2007, the Company and its parent, SBC, entered into a purchase agreement to acquire 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex).

Rydex is an investment management firm that principally sponsors, advises and manages non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. Rydex also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, Rydex offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques which allow Rydex to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. Rydex currently manages 61 open-end mutual funds, 55 variable trust subaccounts and 25 exchange traded funds, with approximately $16 billion of assets under management. The business of the Company and Rydex are closely related and will afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of Rydex was determined based upon an independent appraisal and multiples of assets under management.

The transaction was effective and closed on January 17, 2008, with the aggregate purchase price of $752.1 million and estimated expenses of $14.5 million (net assets acquired of $766.6 million). The acquisition is expected to be financed by cash on hand and debt of $250 million. The sellers are financing $243.4 million on an interim basis with payments of $124.4 million and $127.1 million (including interest at 9%) due on April 17, 2008, and July 17, 2008, respectively. The Company's parent, SBC, anticipates issuing debt in the amount of $250 million to cover these payments.

                    Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

18. Subsequent Event (continued)

The following table summarizes the company's initial allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

   Current assets                                               $   46,900
   Fixed and other assets                                            4,800
   Intangible assets not subject to amortization:
     Management contracts                                          336,000
     Trade name                                                    240,000
   Intangible assets subject to amortization:
     Processes and technology                                       59,000
     Noncompetition agreements                                      20,000
   Goodwill not subject to amortization                             81,600
                                                                -----------
                                                                   788,300
   Current liabilities                                             (21,700)
                                                                -----------
   Net assets acquired                                          $  766,600
                                                                ===========

The weighted average amortization period is 8.7 years for the intangible assets subject to amortization. Goodwill will be deductible for income tax purposes.

On January 7, 2008, the Company acquired through an asset purchase an asset management business primarily involved in the management of large- and mid-cap growth assets. The team manages approximately $475 million in assets for institutional and retail clients. The acquisition will enhance the Company's asset management expertise in the area of large- and mid-cap growth assets. The aggregate purchase price was $500,000 and the acquisition will be accounted for using the purchase method. The allocation of the purchase price to the fair value of assets and liabilities acquired has not been completed at this time. It is expected that any goodwill will be tax deductible.

FINANCIAL STATEMENTS

Variable  Annuity  Account  XIV  -
AdvisorDesigns   Variable Annuity
Year Ended December 31, 2007
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2007

                                    Contents

Report of Independent Registered Public Accounting Firm ..................    1

Audited Financial Statements

Statements of Net Assets .................................................    3
Statements of Operations .................................................   19
Statements of Changes in Net Assets ......................................   35
Notes to Financial Statements ............................................   55

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - AdvisorDesigns Variable Annuity
   and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of each of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT StocksPLUS Growth and Income, PIMCO VIT Total Return, RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina, RVT CLS AdvisorOne Clermont, Rydex VT Absolute Return Strategies, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Stategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy (formerly Rydex VT Dynamic Dow), Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT EP Aggressive, Rydex VT EP Conservative, Rydex VT EP Moderate, Rydex VT Europe 1.25x Strategy (formerly Rydex VT Europe Advantage), Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy (formerly Rydex VT Government Long Bond Advantage), Rydex VT Health Care, Rydex VT Hedged Equity, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy (formerly Rydex VT Inverse Dynamic Dow), Rydex VT Inverse Government Long Bond Strategy (formerly Rydex VT Inverse Government Long
Bond), Rydex VT Inverse Mid-Cap Strategy (formerly Rydex VT Inverse Mid Cap), Rydex VT Inverse OTC Strategy (formerly Rydex VT Inverse OTC), Rydex VT Inverse Russell 2000 Strategy (formerly Rydex VT Inverse Russell 2000), Rydex VT Inverse S&P 500 Strategy (formerly Rydex VT Inverse S&P 500), Rydex VT Japan 1.25x Strategy (formerly Rydex VT Japan Advantage), Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Leisure, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Mid-Cap 1.5x Strategy (formerly Rydex VT Mid Cap Advantage), Rydex VT Multi-Cap Core Equity, Rydex VT Nova, Rydex VT OTC, Rydex VT OTC 2x Strategy (formerly Rydex VT Dynamic OTC), Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 l.5x Strategy (formerly Rydex VT Russell 2000

Advantage), Rydex VT Russell 2000 2x Strategy (formerly Rydex VT Dynamic Russell
2000), Rydex VT S&P 500 2x Strategy (formerly Rydex VT Dynamic S&P 500), Rydex VT Sector Rotation, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Strengthening Dollar 2x Strategy (formerly Rydex VT Dynamic Strengthening Dollar), Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy (formerly Rydex VT Dynamic Weakening Dollar), SBL Global, SBL Small Cap Value, Templeton Developing Markets Securities, Templeton Foreign Securities, Van Kampen LIT Government, and Wells Fargo Advantage Opportunity VT Subaccounts, which are available for investment by contract owners of the AdvisorDesigns Variable Annuity, as of December 31, 2007, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2007, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

March 31, 2008

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                            Statements of Net Assets

                                December 31, 2007

                                     AIM V.I.       AIM V.I.         AIM V.I.      Direxion      Dreyfus VIF
                                      Capital     International   Mid Cap Core    Dynamic VP    International
                                   Appreciation      Growth           Equity       HY Bond          Value
                                   --------------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $6,526,618     $37,055,504    $10,896,850    $12,872,970     $8,177,372
                                   --------------------------------------------------------------------------
Total assets                         6,526,618      37,055,504     10,896,850     12,872,970      8,177,372
                                   --------------------------------------------------------------------------
Net assets                          $6,526,618     $37,055,504    $10,896,850    $12,872,970     $8,177,372
                                   ==========================================================================

Units outstanding                      663,688       3,210,374      1,029,894      1,380,485        793,252

Unit value                          $     9.83     $     11.54    $     10.58    $      9.33     $    10.31

Mutual funds, at cost               $6,220,204     $35,780,092    $10,858,668    $12,949,360     $8,532,652
Mutual fund shares                     222,221       1,114,787        754,107        659,476        470,234

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                   Federated Fund
                                      for U.S.       Federated                    Fidelity VIP
                                     Government     High Income   Fidelity VIP       Growth      Fidelity VIP
                                    Securities II     Bond II      Contrafund    Opportunities    Index 500
                                   --------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $8,979,299     $25,087,360   $65,703,950     $22,179,428    $17,698,860
                                   --------------------------------------------------------------------------
Total assets                          8,979,299      25,087,360    65,703,950      22,179,428     17,698,860
                                   --------------------------------------------------------------------------
Net assets                           $8,979,299     $25,087,360   $65,703,950     $22,179,428    $17,698,860
                                   ==========================================================================

Units outstanding                       889,976       2,132,746     4,279,483       1,933,772      1,706,601

Unit value                           $    10.09     $     11.76   $     15.36     $     11.47    $     10.37

Mutual funds, at cost                $8,750,499     $25,366,529   $72,567,052     $20,818,934    $16,594,410
Mutual fund shares                      778,777      3, 367,431    2, 392,715      1, 000,877        108,722

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                             Oppenheimer
                                   Fidelity VIP     Franklin       Neuberger    Neuberger    Main Street
                                    Investment    Small-Mid Cap   Berman AMT   Berman AMT     Small Cap
                                    Grade Bond       Growth        Guardian     Partners       Fund/VA
                                   ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $18,129,797     $1,513,705     $4,520,241   $21,558,052   $2,022,828
                                   ---------------------------------------------------------------------
Total assets                        18,129,797      1,513,705      4,520,241    21,558,052    2,022,828
                                   ---------------------------------------------------------------------
Net assets                         $18,129,797     $1,513,705     $4,520,241   $21,558,052   $2,022,828
                                   =====================================================================

Units outstanding                    1,737,213        135,192        399,094     1,582,358      210,077

Unit value                         $     10.44     $    11.19     $    11.33   $     13.62   $     9.63

Mutual funds, at cost              $17,831,301     $1,179,062     $4,411,553   $22,299,411   $2,139,854
Mutual fund shares                   1,445,757         66,072        214,128     1,037,942      112,192

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                PIMCO VIT
                                                                StocksPLUS                    RVT CLS
                                    PIMCO VIT      PIMCO VIT    Growth and    PIMCO VIT      AdvisorOne
                                   Low Duration   Real Return     Income     Total Return     Amerigo
                                   ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $9,872,095     $23,575,091    $754,032    $40,398,535    $248,042,056
                                   ---------------------------------------------------------------------
Total assets                        9,872,095      23,575,091     754,032     40,398,535     248,042,056
                                   ---------------------------------------------------------------------
Net assets                         $9,872,095     $23,575,091    $754,032    $40,398,535    $248,042,056
                                   =====================================================================

Units outstanding                     963,040       2,193,575      72,180      3,991,087      16,775,376

Unit value                         $    10.25     $     10.75    $  10.44    $     10.12    $      14.79

Mutual funds, at cost              $9,690,998     $23,035,322    $785,302    $39,313,221    $206,460,304
Mutual fund shares                    958,456       1,875,504      68,300      3,851,147       6,338,923

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                Rydex VT
                                     RVT CLS      RVT CLS       Absolute
                                   AdvisorOne    AdvisorOne      Return      Rydex VT        Rydex VT
                                    Berolina      Clermont     Strategies    Banking     Basic Materials
                                   ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $78,181,282   $41,946,036   $2,470,299   $2,181,008     $39,120,674
                                   ---------------------------------------------------------------------
Total assets                        78,181,282    41,946,036    2,470,299    2,181,008      39,120,674
                                   ---------------------------------------------------------------------
Net assets                         $78,181,282   $41,946,036   $2,470,299   $2,181,008     $39,120,674
                                   =====================================================================

Units outstanding                    6,951,164     3,725,182      246,252      243,633       2,278,900

Unit value                         $     11.25   $     11.26   $    10.03   $     8.95     $     17.16

Mutual funds, at cost              $71,066,661   $44,206,020   $2,536,335   $2,473,799     $38,769,581
Mutual fund shares                   2,697,767     1,565,735       95,195       95,658         939,046

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                    Rydex VT      Rydex VT      Rydex VT
                                     Rydex VT      Commodities    Consumer       Dow 2x       Rydex VT
                                   Biotechnology    Strategy      Products      Strategy     Electronics
                                   ---------------------------------------------------------------------
Assets:
   Mutual funds, at market value    $4,323,249     $11,077,619   $12,627,832   $17,786,613    $728,597
                                   ---------------------------------------------------------------------
Total assets                         4,323,249      11,077,619    12,627,832    17,786,613     728,597
                                   ---------------------------------------------------------------------
Net assets                          $4,323,249     $11,077,619   $12,627,832   $17,786,613    $728,597
                                   =====================================================================

Units outstanding                      665,815       1,109,866       960,251     1,411,817     163,381

Unit value                          $     6.50     $      9.98   $     13.15   $     12.60    $   4.46

Mutual funds, at cost               $4,446,243     $10,106,083   $13,460,719   $20,526,881    $771,980
Mutual fund shares                     200,429         465,838       341,108       692,086      53,299

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                     Rydex VT         Rydex VT       Rydex VT EP    Rydex VT EP   Rydex VT EP
                                      Energy      Energy Services    Aggressive    Conservative     Moderate
                                   ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 29,471,859   $    33,822,505   $  3,552,718   $   2,992,107  $ 5,617,077
                                   ---------------------------------------------------------------------------
Total assets                         29,471,859        33,822,505      3,552,718       2,992,107    5,617,077
                                   ---------------------------------------------------------------------------
Net assets                         $ 29,471,859   $    33,822,505   $  3,552,718   $   2,992,107  $ 5,617,077
                                   ===========================================================================

Units outstanding                     1,599,762         2,208,855        338,963        292,316       540,962

Unit value                         $      18.43   $         15.31   $      10.48   $      10.24   $     10.38

Mutual funds, at cost              $ 29,600,681   $    32,310,559   $  3,598,532   $  3,039,384   $ 5,656,143
Mutual fund shares                      739,941           874,645        140,925        116,515       216,374

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                    Rydex VT
                                     Rydex VT       Rydex VT       Government
                                   Europe 1.25x     Financial    Long Bond 1.2x     Rydex VT       Rydex VT
                                     Strategy       Services        Strategy      Health Care   Hedged Equity
                                   ---------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 38,051,760   $  2,690,192   $   13,112,992   $ 9,325,501   $     553,060
                                   ---------------------------------------------------------------------------
Total assets                         38,051,760      2,690,192       13,112,992     9,325,501         553,060
                                   ---------------------------------------------------------------------------
Net assets                         $ 38,051,760   $  2,690,192   $   13,112,992   $ 9,325,501   $     553,060
                                   ===========================================================================

Units outstanding                     2,596,792        296,354        1,196,379       970,689          55,293

Unit value                         $      14.65   $       9.08   $        10.96   $      9.60   $       10.00

Mutual funds, at cost              $ 41,187,786   $  3,455,540   $   12,617,179   $ 9,482,206   $     581,958
Mutual fund shares                    1,270,510        122,504        1,071,323       314,944          21,655

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                    Rydex VT
                                                                    Inverse
                                                    Rydex VT       Government     Rydex VT       Rydex VT
                                     Rydex VT    Inverse Dow 2x    Long Bond    Inverse Mid-   Inverse OTC
                                     Internet       Strategy        Strategy    Cap Strategy     Strategy
                                   ------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $ 3,281,902   $    4,962,388   $ 5,085,936   $    309,712   $ 4,097,035
                                   ------------------------------------------------------------------------
Total assets                         3,281,902        4,962,388     5,085,936        309,712     4,097,035
                                   ------------------------------------------------------------------------
Net assets                         $ 3,281,902   $    4,962,388   $ 5,085,936   $    309,712   $ 4,097,035
                                   ========================================================================

Units outstanding                      538,120          907,451       717,731         47,629       707,288

Unit value                         $      6.10   $         5.47   $      7.09   $       6.51   $      5.79

Mutual funds, at cost              $ 3,404,022   $    5,031,719   $ 5,350,127   $    312,977   $ 4,136,762
Mutual fund shares                     183,860          172,365       259,752          8,841       241,144

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                       Rydex VT         Rydex VT      Rydex VT       Rydex VT        Rydex VT
                                   Inverse  Russell   Inverse S&P    Japan 1.25x     Large Cap       Large Cap
                                    2000 Strategy     500 Strategy    Strategy        Growth           Value
                                   ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $      3,899,624   $  8,362,087   $ 5,697,936   $  12,454,648   $  13,537,286
                                   ------------------------------------------------------------------------------
Total assets                              3,899,624      8,362,087     5,697,936      12,454,648      13,537,286
                                   ------------------------------------------------------------------------------
Net assets                         $      3,899,624   $  8,362,087   $ 5,697,936   $  12,454,648   $  13,537,286
                                   ==============================================================================

Units outstanding                           593,588      1,445,420       600,469       1,242,551       1,214,614

Unit value                         $           6.57   $       5.79   $      9.49   $       10.02   $       11.14

Mutual funds, at cost              $      3,925,702   $  8,373,577   $ 6,512,179   $  12,700,945   $  16,630,698
Mutual fund shares                          112,511        198,107       250,679         455,047         533,594

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                    Rydex VT                          Rydex VT         Rydex VT
                                     Rydex VT       Mid Cap          Rydex VT       Mid-Cap 1.5x   Multi-Cap Core
                                      Leisure        Growth       Mid Cap Value       Strategy          Equity
                                   --------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  1,922,209   $  12,040,408   $    8,455,291   $  10,045,611   $      435,593
                                   --------------------------------------------------------------------------------
Total assets                          1,922,209      12,040,408        8,455,291      10,045,611          435,593
                                   --------------------------------------------------------------------------------
Net assets                         $  1,922,209   $  12,040,408   $    8,455,291   $  10,045,611   $      435,593
                                   ================================================================================

Units outstanding                       217,061       1,042,449          712,271         667,057           46,830

Unit value                         $       8.86   $       11.55   $        11.87   $       15.06   $         9.30

Mutual funds, at cost              $  2,293,502   $  12,957,377   $    9,254,230   $  11,931,202   $      505,344
Mutual fund shares                       90,585         407,873          405,724         462,505           17,678

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                     Rydex VT
                                      Rydex VT        Rydex VT        OTC 2x          Rydex VT        Rydex VT
                                        Nova            OTC          Strategy      Precious Metals   Real Estate
                                   -------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $  17,636,675   $  11,972,118   $  26,574,838   $    32,349,868   $  7,829,468
                                   -------------------------------------------------------------------------------
Total assets                          17,636,675      11,972,118      26,574,838        32,349,868      7,829,468
                                   -------------------------------------------------------------------------------
Net assets                         $  17,636,675   $  11,972,118   $  26,574,838   $    32,349,868   $  7,829,468
                                   ===============================================================================

Units outstanding                      1,918,804       1,285,483       4,195,532         1,257,020        526,508

Unit value                         $        9.19   $        9.31   $        6.33   $         25.74   $      14.88

Mutual funds, at cost              $  18,291,440   $  12,039,480   $  27,774,615   $    30,557,777   $ 10,646,546
Mutual fund shares                     1,753,149         660,713         886,419         2,150,922        227,932

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                     Rydex VT         Rydex VT
                                     Rydex VT      Russell 2000    Russell 2000 2x    Rydex VT S&P        Rydex VT
                                     Retailing     1.5x Strategy      Strategy       500 2x Strategy   Sector Rotation
                                   ------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $   1,106,575   $   4,483,465   $     2,780,461   $    13,579,965   $    19,871,811
                                   ------------------------------------------------------------------------------------
Total assets                           1,106,575       4,483,465         2,780,461        13,579,965        19,871,811
                                   ------------------------------------------------------------------------------------
Net assets                         $   1,106,575   $   4,483,465   $     2,780,461   $    13,579,965   $    19,871,811
                                   ====================================================================================

Units outstanding                        120,908         351,049           322,451         1,384,171         1,466,894

Unit value                         $        9.15   $       12.77   $          8.62   $          9.81   $         13.55

Mutual funds, at cost              $   1,896,670   $   5,009,151   $     2,852,665   $    15,588,853   $    19,432,650
Mutual fund shares                        98,188         131,095           123,962           705,819         1,296,270

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                      Rydex VT
                                      Rydex VT       Rydex VT      Strengthening                     Rydex VT
                                     Small Cap      Small Cap        Dollar 2x       Rydex VT       Telecommuni-
                                       Growth         Value           Strategy      Technology       cations
                                   ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $   4,274,102   $   4,360,668   $   2,639,512   $  10,041,007   $   7,466,231
                                   ------------------------------------------------------------------------------
Total assets                           4,274,102       4,360,668       2,639,512      10,041,007       7,466,231
                                   ------------------------------------------------------------------------------
Net assets                         $   4,274,102   $   4,360,668   $   2,639,512   $  10,041,007   $   7,466,231
                                   ==============================================================================

Units outstanding                        378,078         439,967         367,262       1,501,172         908,410

Unit value                         $       11.30   $        9.92   $        7.19   $        6.69   $        8.22

Mutual funds, at cost              $   4,826,899   $   6,259,760   $   2,639,110   $  10,074,737   $   7,690,329
Mutual fund shares                       157,891         239,334         131,123         617,149         312,525

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                                                        Rydex VT
                                                      Rydex VT U.S.                    Weakening
                                         Rydex VT      Government      Rydex VT        Dollar 2x
                                     Transportation   Money Market     Utilities        Strategy       SBL Global
                                     ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $    1,292,323   $ 225,031,646   $  23,601,272   $   7,373,392   $ 40,305,593
                                     ------------------------------------------------------------------------------
Total assets                              1,292,323     225,031,646      23,601,272       7,373,392     40,305,593
                                     ------------------------------------------------------------------------------
Net assets                           $    1,292,323   $ 225,031,646   $  23,601,272   $   7,373,392   $ 40,305,593
                                     ==============================================================================

Units outstanding                           126,316      26,738,245       2,893,890         579,358      2,662,966

Unit value                           $        10.23   $        8.42   $        8.16   $       12.73   $      15.13

Mutual funds, at cost                $    2,136,098   $ 225,031,646   $  25,365,988   $   7,997,617   $ 35,716,940
Mutual fund shares                           87,025     225,031,646       1,058,828         257,811      3,356,003

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2007

                                                        Templeton                                     Wells Fargo
                                          SBL         Developing        Templeton       Van Kampen     Advantage
                                       Small Cap        Markets          Foreign           LIT        Opportunity
                                         Value         Securities       Securities     Government         VT
                                     ------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value     $   15,311,421   $     817,315   $   1,709,299   $   2,107,237   $  8,921,955
                                     ------------------------------------------------------------------------------
Total assets                             15,311,421         817,315       1,709,299       2,107,237      8,921,955
                                     ------------------------------------------------------------------------------
Net assets                           $   15,311,421   $     817,315   $   1,709,299   $   2,107,237   $  8,921,955
                                     ==============================================================================

Units outstanding                           716,354          26,979         125,330         206,836        766,556

Unit value                           $        21.38   $       30.29   $       13.64   $       10.19   $      11.64

Mutual funds, at cost                $   13,633,607   $     430,002   $   1,051,528   $   2,066,861   $  9,535,166
Mutual fund shares                          531,278          51,082          84,410         221,581        404,991

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2007

                                          AIM V.I.        AIM V.I.     AIM V.I. Mid      Direxion     Dreyfus VIF
                                           Capital     International     Cap Core       Dynamic VP     Internationa
                                        Appreciation       Growth         Equity         HY Bond          Value
                                        ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $         --   $     131,025   $      4,865   $   1,078,605   $     72,543
   Expenses:
     Mortality and expense risk fee          (38,147)       (199,587)       (58,289)       (232,475)       (58,371)
     Administrative fee                      (27,519)        (84,320)       (24,500)       (112,786)       (28,306)
                                        ---------------------------------------------------------------------------
Net investment income (loss)                 (65,666)       (152,882)       (77,924)        733,344        (14,134)
Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  --              --        146,165              --        649,037
     Realized capital gain (loss) on
       sales of fund shares                  237,533         482,945         38,664         (43,483)      (401,303)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           140,288       1,161,916         49,132      (1,023,158)      (366,752)
                                        ---------------------------------------------------------------------------
Net realized and unrealized capital          377,821       1,644,861        233,961      (1,066,641)      (119,018)
   gain (loss) on investments
                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets   $    312,155   $   1,491,979   $    156,037   $    (333,297)  $   (133,152)
   from operations
                                        ===========================================================================

   See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                        Federated Fund
                                           for U.S.       Federated                    Fidelity VIP
                                          Government     High Income    Fidelity VIP      Growth       Fidelity VIP
                                        Securities II      Bond II       Contrafund    Opportunities    Index 500
                                        ---------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $485,814       $  2,273,649   $    464,351    $        -     $  679,853
   Expenses:
      Mortality and expense risk fee       (82,303)          (266,407)      (461,910)      (81,301)      (177,056)
      Administrative fee                   (59,558)          (160,046)      (277,499)      (49,246)      (116,960)
                                        ---------------------------------------------------------------------------
Net investment income (loss)               343,953          1,847,196       (275,058)     (130,547)       385,837

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions                -                  -     15,858,594             -              -
      Realized capital gain (loss) on
         sales of fund shares              (87,615)           (76,521)     2,037,533       647,471      1,311,817
     Change in unrealized
         appreciation/depreciation on
         investments during the year       131,895         (1,258,237)   (10,143,532)      904,419       (899,672)
                                        ---------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               44,280         (1,334,758)     7,752,595     1,551,890        412,145
                                        ---------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $388,233       $    512,438   $  7,477,537    $1,421,343     $  797,982
                                        ===========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                                 Oppenheimer
                                        Fidelity VIP      Franklin      Neuberger    Neuberger   Main Street
                                         Investment    Small-Mid Cap   Berman AMT   Berman AMT    Small Cap
                                         Grade Bond        Growth       Guardian     Partners      Fund/VA
                                        --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                $ 681,160       $     --      $ 32,486     $  133,503   $   2,457
   Expenses:
      Mortality and expense risk fee      (167,568)       (13,675)      (66,804)      (165,312)    (19,658)
      Administrative fee                  (100,645)        (9,836)      (48,031)      (118,765)     (9,569)
                                        --------------------------------------------------------------------
Net investment income (loss)               412,947        (23,511)      (82,349)      (150,574)    (26,770)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               --        114,229            --      2,089,132      53,144
      Realized capital gain (loss) on
         sales of fund shares              (81,227)        50,528       670,229        596,093      65,711
      Change in unrealized
         appreciation/depreciation on
         investments during the year        89,196          5,139      (465,080)    (1,541,238)   (109,319)
                                        --------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                7,969        169,896       205,149      1,143,987       9,536
                                        --------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $ 420,916       $146,385      $122,800     $  993,413   $ (17,234)
                                        ====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                     PIMCO VIT
                                                                     StocksPLUS                   RVT CLS
                                          PIMCO VIT     PIMCO VIT    Growth and     PIMCO VIT    AdvisorOne
                                        Low Duration   Real Return     Income     Total Return    Amerigo
                                        --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                 $369,079     $  957,496     $ 45,892     $1,757,581    $   911,772
   Expenses:
      Mortality and expense risk fee       (66,674)      (176,142)      (5,046)      (314,946)    (2,081,816)
      Administrative fee                   (43,612)      (116,006)      (3,365)      (207,378)    (1,244,211)
                                        --------------------------------------------------------------------
Net investment income (loss)               258,793        665,348       37,481      1,235,257     (2,414,255)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions               --         54,404           --             --      9,226,199
      Realized capital gain (loss) on
         sales of fund shares               17,104       (743,444)       6,264       (248,672)     8,399,852
      Change in unrealized
         appreciation/depreciation on
         investments during the year       192,918      1,755,189      (30,595)     1,615,240     12,422,792
                                        --------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              210,022      1,066,149      (24,331)     1,366,568     30,048,843
                                        --------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        $468,815     $1,731,497     $ 13,150     $2,601,825    $27,634,588
                                        ====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                    Rydex VT
                                         RVT CLS      RVT CLS       Absolute
                                        AdvisorOne   AdvisorOne      Return      Rydex VT       Rydex VT
                                         Berolina     Clermont     Strategies     Banking    Basic Materials
                                        --------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions               $        -   $   819,222   $130,300     $   82,467     $   46,665
   Expenses:
      Mortality and expense risk fee      (554,107)     (432,577)   (79,894)       (21,327)      (267,983)
      Administrative fee                  (330,304)     (258,137)   (43,471)       (11,780)      (145,825)
                                        --------------------------------------------------------------------
Net investment income (loss)              (884,411)      128,508      6,935         49,360       (367,143)

Net realized and unrealized capital
   gain (loss) on investments:
      Capital gains distributions        1,038,651     5,787,774     33,632              -      2,546,515
      Realized capital gain (loss) on
         sales of fund shares              729,657     5,350,287    245,826       (377,029)     4,384,685
      Change in unrealized
         appreciation/depreciation on
         investments during the year     7,095,083    (8,358,953)   (24,531)      (364,673)      (727,209)
                                        --------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments            8,863,391     2,779,108    254,927       (741,702)     6,203,991
                                        --------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                      $7,978,980   $ 2,907,616   $261,862     $ (692,342)    $5,836,848
                                        ====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                               Rydex VT     Rydex VT      Rydex VT
                                                Rydex VT     Commodities    Consumer       Dow 2x       Rydex VT
                                             Biotechnology     Strategy     Products      Strategy     Electronics
                                             ----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                    $          --   $        --   $   202,792   $   185,337   $        --
   Expenses:
     Mortality and expense risk fee                (34,463)      (37,454)      (93,349)     (129,335)      (22,808)
     Administrative fee                            (18,825)      (20,173)      (50,472)      (70,385)      (12,459)
                                             ----------------------------------------------------------------------
Net investment income (loss)                       (53,288)      (57,627)       58,971       (14,383)      (35,267)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                        --            --       873,476     1,975,557            --
     Realized capital gain (loss) on
       sales of fund shares                         48,720      (398,603)    1,604,771      (807,653)     (270,247)
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 (59,103)    1,552,585    (1,657,251)   (2,809,079)      (19,333)
                                             ----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                      (10,383)    1,153,982       820,996    (1,641,175)     (289,580)
                                             ----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                           $     (63,671)  $ 1,096,355   $   879,967   $(1,655,558)  $  (324,847)
                                             ======================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                              Rydex VT         Rydex VT       Rydex VT EP   Rydex VT EP    Rydex VT EP
                                               Energy       Energy Services    Aggressive   Conservative     Moderate
                                           ----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $          --      $        --     $   104,239   $     80,104   $   121,524
   Expenses:
     Mortality and expense risk fee             (249,072)        (266,579)        (22,245)       (18,954)      (46,728)
     Administrative fee                         (135,851)        (145,425)        (11,944)       (10,203)      (25,390)
                                           ----------------------------------------------------------------------------
Net investment income (loss)                    (384,923)        (412,004)         70,050         50,947        49,406

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions               2,854,695        1,693,928          16,173         35,629        14,848
     Realized capital gain (loss) on
       sales of fund shares                   (1,966,924)       2,360,073           3,523         42,582       (93,347)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             5,304,894        3,850,776         (31,628)       (46,255)       19,153
                                           ----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  6,192,665        7,904,777         (11,932)        31,956       (59,346)
                                           ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $   5,807,742    $   7,492,773     $    58,118   $     82,903   $    (9,940)
                                           ============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                           Rydex VT
                                             Rydex VT      Rydex VT       Government                    Rydex VT
                                           Europe 1.25x    Financial    Long Bond 1.2x    Rydex VT       Hedged
                                             Strategy      Services        Strategy      Health Care     Equity
                                           -----------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $    918,098   $    67,788    $    460,128    $        --   $   21,810
   Expenses:
     Mortality and expense risk fee            (345,915)      (63,263)       (109,817)      (103,753)     (16,537)
     Administrative fee                        (188,033)      (34,271)        (59,773)       (56,282)      (8,999)
                                           -----------------------------------------------------------------------
Net investment income (loss)                    384,150       (29,746)        290,538       (160,035)      (3,726)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions              3,722,065       373,526              --        161,632        7,033
     Realized capital gain (loss) on
       sales of fund shares                   3,111,308      (164,301)        399,791        587,508      110,731
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (5,254,376)   (1,067,006)        426,273       (197,828)      42,182
                                           -----------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 1,578,997      (857,781)        826,064        551,312      159,946
                                           -----------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $  1,963,147   $  (887,527)   $  1,116,602    $   391,277   $  156,220
                                           =======================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                            Rydex VT
                                                                            Inverse
                                                            Rydex VT       Government     Rydex VT      Rydex VT
                                             Rydex VT    Inverse Dow 2x    Long Bond    Inverse Mid-   Inverse OTC
                                             Internet       Strategy        Strategy    Cap Strategy     Strategy
                                           ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $        --   $      318,350   $   192,964   $      8,345   $   188,569
   Expenses:
     Mortality and expense risk fee            (39,226)         (49,762)      (52,823)        (6,085)      (61,548)
     Administrative fee                        (21,462)         (26,995)      (29,180)        (3,362)      (33,618)
                                           ------------------------------------------------------------------------
Net investment income (loss)                   (60,688)         241,593       110,961         (1,102)       93,403

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                    --               --            --             --            --
     Realized capital gain (loss) on
       sales of fund shares                   (167,893)        (995,340)     (535,775)      (209,227)   (1,684,965)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (246,582)         478,036      (263,216)        58,965       116,676
                                           ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (414,475)        (517,304)     (798,991)      (150,262)   (1,568,289)
                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $  (475,163)  $     (275,711)  $  (688,030)  $   (151,364)  $(1,474,886)
                                           ========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                               Rydex VT        Rydex VT       Rydex VT      Rydex VT     Rydex VT
                                           Inverse Russell   Inverse S&P    Japan 1.25x    Large Cap     Large Cap
                                            2000 Strategy    500 Strategy     Strategy       Growth       Value
                                           -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $        97,262   $    114,463   $   353,412   $        --   $   328,073
   Expenses:
     Mortality and expense risk fee                (31,916)       (50,655)      (66,266)      (91,515)     (233,309)
     Administrative fee                            (17,495)       (28,451)      (36,340)      (49,607)     (126,943)
                                           -------------------------------------------------------------------------
Net investment income (loss)                        47,851         35,357       250,806      (141,122)      (32,179)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                        --             --            --       282,150     2,429,687
     Realized capital gain (loss) on
       sales of fund shares                       (320,103)      (563,950)   (1,758,647)      333,229     1,341,991
     Change in unrealized
       appreciation/depreciation on
       investments during the year                 192,621        620,267       481,970      (558,421)   (4,485,711)
                                           -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                     (127,482)        56,317    (1,276,677)       56,958      (714,033)
                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $       (79,631)  $     91,674   $(1,025,871)  $   (84,164)  $  (746,212)
                                           =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                           Rydex VT                      Rydex VT       Rydex VT
                                             Rydex VT      Mid Cap       Rydex VT      Mid-Cap 1.5x   Multi-Cap Core
                                             Leisure        Growth     Mid Cap Value     Strategy         Equity
                                           --------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $        --   $        --   $     206,677   $    190,701   $        2,569
   Expenses:
     Mortality and expense risk fee            (43,147)     (121,419)       (126,712)      (152,269)          (4,990)
     Administrative fee                        (23,567)      (65,773)        (68,814)       (82,931)          (2,805)
                                           --------------------------------------------------------------------------
Net investment income (loss)                   (66,714)     (187,192)         11,151        (44,499)          (5,226)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions               326,718     1,172,896          10,012      1,441,123           34,091
     Realized capital gain (loss) on
       sales of fund shares                    563,582      (525,392)        614,285     (3,105,305)        (106,977)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (702,387)     (792,410)     (1,258,392)       730,513          (69,753)
                                           --------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  187,913      (144,906)       (634,095)      (933,669)        (142,639)
                                           --------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $   121,199   $  (332,098)  $    (622,944)  $   (978,168)  $     (147,865)
                                           ==========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                         Rydex VT
                                             Rydex VT      Rydex VT       OTC 2x         Rydex VT        Rydex VT
                                               Nova          OTC         Strategy    Precious Metals   Real Estate
                                           ------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $   325,008   $     9,387   $    88,419   $            --   $   215,110
   Expenses:
     Mortality and expense risk fee           (200,633)      (67,976)     (159,487)         (199,181)     (169,935)
     Administrative fee                       (108,937)      (37,268)      (88,041)         (108,756)      (92,712)
                                           ------------------------------------------------------------------------
Net investment income (loss)                    15,438       (95,857)     (159,109)         (307,937)      (47,537)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                    --            --            --                --     1,073,048
     Realized capital gain (loss) on
       sales of fund shares                  4,715,162       650,308     2,041,884         2,140,762       791,219
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (3,080,930)      (65,030)   (1,055,931)          637,226    (4,622,578)
                                           ------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                1,634,232       585,278       985,953         2,777,988    (2,758,311)
                                           ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $ 1,649,670   $   489,421   $   826,844   $     2,470,051   $(2,805,848)
                                           ========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                          Rydex VT         Rydex VT         Rydex VT
                                           Rydex VT     Russell 2000    Russell 2000 2x    S&P 500 2x       Rydex VT
                                           Retailing    1.5x Strategy      Strategy         Strategy     Sector Rotation
                                           ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $       --   $     107,608   $           496   $    142,545   $            --
   Expenses:
     Mortality and expense risk fee           (26,736)        (78,767)          (19,729)      (105,588)         (125,248)
     Administrative fee                       (14,428)        (42,672)          (10,907)       (57,864)          (68,830)
                                           ------------------------------------------------------------------------------
Net investment income (loss)                  (41,164)        (13,831)          (30,140)       (20,907)         (194,078)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions              670,723         361,191            22,450      1,524,464         1,357,783
     Realized capital gain (loss) on
       sales of fund shares                   122,163           6,133          (321,606)       139,850         1,138,199
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (791,759)     (1,492,048)          (74,652)    (2,457,444)           96,590
                                           ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   1,127      (1,124,724)         (373,808)      (793,130)        2,592,572
                                           ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $  (40,037)  $  (1,138,555)  $      (403,948)  $   (814,037)  $     2,398,494
                                           ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                           Rydex VT
                                           Rydex VT        Rydex VT      Strengthening                   Rydex VT
                                           Small Cap       Small Cap       Dollar 2x      Rydex VT     Telecommuni-
                                            Growth           Value         Strategy      Technology      cations
                                           -------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $        --   $      12,432   $          --   $        --   $     12,937
   Expenses:
     Mortality and expense risk fee            (90,967)        (70,571)        (12,158)      (87,059)      (119,235)
     Administrative fee                        (49,555)        (38,367)         (6,676)      (47,451)       (65,237)
                                           -------------------------------------------------------------------------
Net investment income (loss)                  (140,522)        (96,506)        (18,834)     (134,510)      (171,535)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions               634,645         891,169              --            --             --
     Realized capital gain (loss) on
       sales of fund shares                   (745,782)       (484,860)        (74,430)      729,300        883,820
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (613,676)     (1,925,052)         18,174      (351,896)      (590,780)
                                           -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (724,813)     (1,518,743)        (56,256)      377,404        293,040
                                           -------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $  (865,335)  $  (1,615,249)  $     (75,090)  $   242,894   $    121,505
                                           =========================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                                                             Rydex VT
                                                            Rydex VT U.S.                    Weakening
                                              Rydex VT       Government      Rydex VT        Dollar 2x         SBL
                                           Transportation   Money Market     Utilities        Strategy        Global
                                           ------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $           --   $   7,800,151   $    322,725   $     885,229   $          --
   Expenses:
     Mortality and expense risk fee               (38,707)     (1,766,215)      (229,175)        (35,683)       (336,538)
     Administrative fee                           (21,135)       (964,547)      (124,531)        (19,549)       (103,833)
                                           ------------------------------------------------------------------------------
Net investment income (loss)                      (59,842)      5,069,389        (30,981)        829,997        (440,371)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                  821,119              --      2,177,280              --              --
     Realized capital gain (loss) on
       sales of fund shares                       243,145              --      3,145,755         303,497       4,673,916
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (847,167)             --     (2,940,367)       (543,948)     (1,784,233)
                                           ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                     217,097              --      2,382,668        (240,451)      2,889,683
                                           ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $      157,255   $   5,069,389   $  2,351,687   $     589,546   $   2,449,312
                                           ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2007

                                                          Templeton                                      Wells Fargo
                                               SBL        Developing       Templeton      Van Kampen      Advantage
                                            Small Cap      Markets          Foreign          LIT         Opportunity
                                              Value       Securities       Securities     Government          VT
                                           ----------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                  $        --   $      17,986   $      33,054   $       2,797   $      54,617
   Expenses:
     Mortality and expense risk fee           (137,726)         (6,609)        (14,806)         (4,851)        (81,306)
     Administrative fee                        (42,567)         (4,723)        (10,611)         (2,672)        (53,743)
                                           ----------------------------------------------------------------------------
Net investment income (loss)                  (180,293)          6,654           7,637          (4,726)        (80,432)

Net realized and unrealized capital gain
   (loss) on investments:
     Capital gains distributions                    --          58,745          75,391              --       1,279,890
     Realized capital gain (loss) on
       sales of fund shares                  1,628,051          67,423         199,273          26,812         363,278
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (318,648)         46,789         (58,833)         40,381      (1,087,349)
                                           ----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                1,309,403         172,957         215,831          67,193         555,819
                                           ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                         $ 1,129,110   $     179,611   $     223,468   $      62,467   $     475,387
                                           ============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2007 and 2006

                                                              AIM V.I.                      AIM V.I.
                                                        Capital Appreciation         International Growth
                                                        2007           2006           2007           2006*
                                                     ---------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                   $   (65,666)  $   (101,171)  $   (152,882)  $     (2,666)
      Capital gains distributions                             --             --             --             --
      Realized capital gain (loss) on
         sales of fund shares                            237,533        889,466        482,945            968
      Change in unrealized appreciation/
         depreciation on investments
         during the year                                 140,288       (645,851)     1,161,916        113,496
                                                     ---------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                             312,155        142,444      1,491,979        111,798

   From contractholder transactions:
      Variable annuity deposits                          323,630        310,548      1,903,214         16,462
      Contractholder maintenance charges                 (50,411)       (79,795)      (283,414)        (7,768)
      Terminations and withdrawals                      (462,987)    (1,034,061)    (2,762,648)       (18,308)
      Transfers between subaccounts, net               4,148,699     (5,319,270)    25,759,750     10,844,439
                                                     ---------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder transactions          3,958,931     (6,122,578)    24,616,902     10,834,825
                                                     ---------------------------------------------------------
Net increase (decrease) in net assets                  4,271,086     (5,980,134)    26,108,881     10,946,623
Net assets at beginning of year                        2,255,532      8,235,666     10,946,623             --
                                                     ---------------------------------------------------------
Net assets at end of year                            $ 6,526,618   $  2,255,532   $ 37,055,504   $ 10,946,623
                                                     =========================================================

                                                             AIM V.I.                     Direxion
                                                        Mid Cap Core Equity           Dynamic VP HY Bond
                                                         2007         2006*          2007            2006
                                                     --------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                   $    (77,924)  $     647   $     733,344   $  1,305,447
      Capital gains distributions                         146,165      11,527              --             --
      Realized capital gain (loss) on
         sales of fund shares                              38,664         (13)        (43,483)       (78,770)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                                   49,132     (10,949)     (1,023,158)       946,662
                                                     --------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                              156,037       1,212        (333,297)     2,173,339

   From contractholder transactions:
      Variable annuity deposits                           294,134          --         487,937      2,509,742
      Contractholder maintenance charges                  (76,320)       (132)       (284,025)      (288,453)
      Terminations and withdrawals                       (746,388)        (83)     (3,762,095)    (2,975,725)
      Transfers between subaccounts, net               11,035,533     232,857     (23,537,242)     4,819,206
                                                     --------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder transactions          10,506,959     232,642     (27,095,425)     4,064,770
                                                     --------------------------------------------------------
Net increase (decrease) in net assets                  10,662,996     233,854     (27,428,722)     6,238,109
Net assets at beginning of year                           233,854          --      40,301,692     34,063,583
                                                     --------------------------------------------------------
Net assets at end of year                            $ 10,896,850   $ 233,854   $  12,872,970   $ 40,301,692
                                                     ========================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                            Dreyfus VIF            Federated Fund for U.S.
                                                        International Value       Government Securities II
                                                         2007         2006*          2007          2006
                                                     -------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                   $   (14,134)  $      (391)  $   343,953   $    388,532
      Capital gains distributions                        649,037            --            --             --
      Realized capital gain (loss) on
         sales of fund shares                           (401,303)            2       (87,615)      (187,578)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                                (366,752)       11,472       131,895        133,153
                                                     -------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                            (133,152)       11,083       388,233        334,107

   From contractholder transactions:
      Variable annuity deposits                          607,947        15,084     1,052,132      3,940,480
      Contractholder maintenance charges                (72,784)        (1,651)     (101,894)      (143,252)
      Terminations and withdrawals                     (733,118)          (931)   (1,462,383)    (1,825,968)
      Transfers between subaccounts, net               6,332,427     2,152,467       (80,182)    (5,404,665)
                                                     -------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder transactions          6,134,472     2,164,969      (592,327)    (3,433,405)
                                                     -------------------------------------------------------
Net increase (decrease) in net assets                  6,001,320     2,176,052      (204,094)    (3,099,298)
Net assets at beginning of year                        2,176,052            --     9,183,393     12,282,691
                                                     -------------------------------------------------------
Net assets at end of year                            $ 8,177,372   $ 2,176,052   $ 8,979,299   $  9,183,393
                                                     =======================================================

                                                              Federated                    Fidelity VIP
                                                         High Income Bond II                Contrafund
                                                         2007           2006            2007           2006
                                                     -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                   $  1,847,196   $  1,845,746   $    (275,058)  $   (142,612)
      Capital gains distributions                              --             --      15,858,594      3,946,170
      Realized capital gain (loss) on
         sales of fund shares                             (76,521)      (617,473)      2,037,533      3,233,838
      Change in unrealized appreciation/
         depreciation on investments
         during the year                               (1,258,237)       863,330     (10,143,532)    (2,865,153)
                                                     -----------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                              512,438      2,091,603       7,477,537      4,172,243

   From contractholder transactions:
      Variable annuity deposits                         1,746,433      1,136,366       2,660,143      7,789,763
      Contractholder maintenance charges                 (328,989)      (268,909)       (596,020)      (462,239)
      Terminations and withdrawals                     (3,530,286)    (2,768,087)     (5,721,993)    (4,791,116)
      Transfers between subaccounts, net               (1,532,810)     4,800,494      10,778,333     (2,077,434)
                                                     -----------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder transactions          (3,645,652)     2,899,864       7,120,463        458,974
                                                     -----------------------------------------------------------
Net increase (decrease) in net assets                  (3,133,214)     4,991,467      14,598,000      4,631,217
Net assets at beginning of year                        28,220,574     23,229,107      51,105,950     46,474,733
                                                     -----------------------------------------------------------
Net assets at end of year
                                                     $ 25,087,360   $ 28,220,574   $  65,703,950   $ 51,105,950
                                                     ===========================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                   Fidelity VIP                        Fidelity VIP
                                               Growth Opportunities                      Index 500
                                               2007             2006              2007              2006
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $   (130,547)   $    (53,356)   $    385,837    $    (17,695)
      Capital gains distributions                    --              --              --              --
      Realized capital gain (loss) on
         sales of fund shares                   647,471         (14,158)      1,311,817         451,034
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        904,419         202,214        (899,672)      1,480,697
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                  1,421,343         134,700         797,982       1,914,036

   From contractholder transactions:
      Variable annuity deposits                 717,205         758,882       1,068,133       2,201,354
      Contractholder maintenance
         charges                               (130,670)        (65,120)       (256,323)       (118,103)
      Terminations and withdrawals           (1,265,991)       (698,240)     (2,932,156)     (1,068,059)
      Transfers between subaccounts, net     13,056,788       3,655,085      (1,045,710)      7,890,844
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                           12,377,332       3,650,607      (3,166,056)      8,906,036
                                           -------------------------------------------------------------
Net increase (decrease) in net assets        13,798,675       3,785,307      (2,368,074)     10,820,072
Net assets at beginning of year               8,380,753       4,595,446      20,066,934       9,246,862
                                           -------------------------------------------------------------
Net assets at end of year                  $ 22,179,428    $  8,380,753    $ 17,698,860    $ 20,066,934
                                           =============================================================

                                                   Fidelity VIP                      Franklin
                                               Investment Grade Bond            Small-Mid Cap Growth
                                                2007            2006            2007            2006
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $    412,947    $    264,516    $    (23,511)   $    (29,010)
      Capital gains distributions                    --          29,925         114,229              --
      Realized capital gain (loss) on
         sales of fund shares                   (81,227)       (247,074)         50,528         162,180
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         89,196         468,418           5,139          12,394
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    420,916         515,785         146,385         145,564

   From contractholder transactions:
      Variable annuity deposits                 635,751         649,715           5,918          33,090
      Contractholder maintenance
         charges                               (219,639)       (189,626)        (16,804)        (25,101)
      Terminations and withdrawals           (2,468,568)     (2,175,358)       (115,425)       (252,804)
      Transfers between subaccounts, net      1,790,509       6,736,025         (49,026)       (447,528)
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                             (261,947)      5,020,756        (175,337)       (692,343)
                                           -------------------------------------------------------------
Net increase (decrease) in net assets           158,969       5,536,541         (28,952)       (546,779)
Net assets at beginning of year              17,970,828      12,434,287       1,542,657       2,089,436
                                           -------------------------------------------------------------
Net assets at end of year                  $ 18,129,797    $ 17,970,828    $  1,513,705    $  1,542,657
                                           =============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                Neuberger Berman AMT            Neuberger Berman AMT
                                                     Guardian                         Partners
                                                2007            2006            2007            2006
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $    (82,349)   $    (94,428)   $   (150,574)   $   (175,381)
      Capital gains distributions                    --              --       2,089,132       1,554,016
      Realized capital gain (loss) on
         sales of fund shares                   670,229       1,056,995         596,093       1,942,547
      Change in unrealized appreciation/
         depreciation on investments
         during the year                       (465,080)       (205,619)     (1,541,238)     (1,952,711)
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    122,800         756,948         993,413       1,368,471

   From contractholder transactions:
      Variable annuity deposits                 312,165         503,075         568,639       1,270,350
      Contractholder maintenance
         charges                                (74,330)        (94,657)       (215,483)       (213,461)
      Terminations and withdrawals             (618,567)     (1,044,744)     (2,016,631)     (2,461,492)
      Transfers between subaccounts, net     (3,863,545)     (5,409,235)      3,915,602      (4,745,962)
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                           (4,244,277)     (6,045,561)      2,252,127      (6,150,565)
                                           -------------------------------------------------------------
Net increase (decrease) in net assets        (4,121,477)     (5,288,613)      3,245,540      (4,782,094)
Net assets at beginning of year               8,641,718      13,930,331      18,312,512      23,094,606
                                           -------------------------------------------------------------
Net assets at end of year                  $  4,520,241    $  8,641,718    $ 21,558,052    $ 18,312,512
                                           =============================================================

                                              Oppenheimer Main Street                PIMCO VIT
                                                 Small Cap Fund/VA                 Low Duration
                                                2007           2006*            2007           2006*
                                           -------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $    (26,770)   $       (272)   $    258,793    $      8,758
      Capital gains distributions                53,144              --              --              --
      Realized capital gain (loss) on
         sales of fund shares                    65,711             141          17,104              (6)
      Change in unrealized appreciation/
         depreciation on investments
         during the year                       (109,319)         (7,706)        192,918         (11,821)
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    (17,234)         (7,837)        468,815          (3,069)

   From contractholder transactions:
      Variable annuity deposits                 515,522              --       1,761,724          15,703
      Contractholder maintenance
         charges                                (26,341)           (353)        (76,230)         (4,960)
      Terminations and withdrawals             (337,415)         (1,127)       (871,280)         (9,748)
      Transfers between subaccounts, net        917,270         980,343       1,573,284       7,017,856
                                           -------------------------------------------------------------
   Net increase (decrease) in net
      assets from contractholder
      transactions                            1,069,036         978,863       2,387,498       7,018,851
                                           -------------------------------------------------------------
Net increase (decrease) in net assets         1,051,802         971,026       2,856,313       7,015,782
Net assets at beginning of year                 971,026              --       7,015,782              --
                                           -------------------------------------------------------------
Net assets at end of year                  $  2,022,828    $    971,026    $  9,872,095    $  7,015,782
                                           =============================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                     PIMCO VIT
                                                     PIMCO VIT                       StocksPLUS
                                                    Real Return                  Growth and Income
                                                2007            2006            2007           2006*
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     665,348   $     474,559   $      37,481   $       1,496
     Capital gains distributions                  54,404         565,792              --              --
     Realized capital gain (loss) on
       sales of fund shares                     (743,444)       (219,272)          6,264              39
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         1,755,189      (1,025,390)        (30,595)           (675)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    1,731,497        (204,311)         13,150             860

   From contractholder transactions:
     Variable annuity deposits                 1,051,651       1,624,904         182,197              --
     Contractholder maintenance charges         (231,971)       (181,326)         (5,420)            (76)
     Terminations and withdrawals             (2,082,901)     (1,555,534)        (33,225)           (415)
     Transfers between subaccounts, net          357,381      11,326,097         500,175          96,786
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions           (905,840)     11,214,141         643,727          96,295
                                           --------------------------------------------------------------
Net increase (decrease) in net assets            825,657      11,009,830         656,877          97,155
Net assets at beginning of year               22,749,434      11,739,604          97,155              --
                                           --------------------------------------------------------------
Net assets at end of year                  $  23,575,091   $  22,749,434   $     754,032   $      97,155
                                           ==============================================================

                                                     PIMCO VIT                        RVT CLS
                                                    Total Return                 AdvisorOne Amerigo
                                                2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $   1,235,257   $     775,760   $  (2,414,255)  $  (2,716,171)
     Capital gains distributions                      --         192,565       9,226,199      20,027,520
     Realized capital gain (loss) on
       sales of fund shares                     (248,672)       (179,437)      8,399,852       3,624,490
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         1,615,240         (76,411)     12,422,792       1,876,932
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    2,601,825         712,477      27,634,588      22,812,771

   From contractholder transactions:
     Variable annuity deposits                 4,003,502       3,661,879       6,854,994      14,713,639
     Contractholder maintenance charges         (400,910)       (236,296)     (2,581,949)     (2,157,389)
     Terminations and withdrawals             (4,887,055)     (2,363,621)    (24,855,912)    (19,150,606)
     Transfers between subaccounts, net        2,882,456      16,725,509        (600,648)     38,250,357
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          1,597,993      17,787,471     (21,183,515)     31,656,001
                                           --------------------------------------------------------------
Net increase (decrease) in net assets          4,199,818      18,499,948       6,451,073      54,468,772
Net assets at beginning of year               36,198,717      17,698,769     241,590,983     187,122,211
                                           --------------------------------------------------------------
Net assets at end of year                  $  40,398,535   $  36,198,717   $ 248,042,056   $ 241,590,983
                                           ==============================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      RVT CLS                         RVT CLS
                                                AdvisorOne Berolina             AdvisorOne Clermont
                                                2007           2006*            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $    (884,411)  $     123,887   $     128,508   $     422,302
     Capital gains distributions               1,038,651              --       5,787,774       3,866,493
     Realized capital gain (loss) on
       sales of fund shares                      729,657           1,518       5,350,287       4,113,235
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         7,095,083          19,538      (8,358,953)     (1,298,396)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    7,978,980         144,943       2,907,616       7,103,634

   From contractholder transactions:
     Variable annuity deposits                   448,897          21,971       2,491,931       8,217,774
     Contractholder maintenance charges         (726,212)        (19,037)       (474,822)     (1,147,055)
     Terminations and withdrawals             (6,233,860)        (98,770)     (5,619,198)    (11,967,744)
     Transfers between subaccounts, net       57,616,697      19,047,673     (45,055,459)    (17,741,166)
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         51,105,522      18,951,837     (48,657,548)    (22,638,191)
                                           --------------------------------------------------------------
Net increase (decrease) in net assets         59,084,502      19,096,780     (45,749,932)    (15,534,557)
Net assets at beginning of year               19,096,780              --      87,695,968     103,230,525
                                           --------------------------------------------------------------
Net assets at end of year                  $  78,181,282   $  19,096,780   $  41,946,036   $  87,695,968
                                           ==============================================================

                                                      Rydex VT                        Rydex VT
                                             Absolute Return Strategies               Banking
                                                2007           2006*            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $       6,935   $      28,115   $      49,360   $      32,382
     Capital gains distributions                  33,632          41,855              --              --
     Realized capital gain (loss) on
       sales of fund shares                      245,826            (822)       (377,029)        130,625
     Change in unrealized appreciation/
       depreciation on investments
       during the year                           (24,531)        (41,505)       (364,673)         65,883
                                           --------------------------------------------------------------
   Net increase (decrease) in net                261,862          27,643        (692,342)        228,890
     assets from operations

   From contractholder transactions:
     Variable annuity deposits                   483,655          59,496         306,197         401,567
     Contractholder maintenance charges         (128,049)         (7,595)        (32,450)        (30,484)
     Terminations and withdrawals             (1,789,597)        (88,688)       (232,149)       (235,081)
     Transfers between subaccounts, net          695,605       2,955,967      (1,442,619)      1,788,446
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions           (738,386)      2,919,180      (1,401,021)      1,924,448
                                           --------------------------------------------------------------
Net increase (decrease) in net assets           (476,524)      2,946,823      (2,093,363)      2,153,338
Net assets at beginning of year                2,946,823              --       4,274,371       2,121,033
                                           --------------------------------------------------------------
Net assets at end of year                  $   2,470,299   $   2,946,823   $   2,181,008   $   4,274,371
                                           ==============================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      Rydex VT                        Rydex VT
                                                  Basic Materials                  Biotechnology
                                                2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $    (367,143)  $       1,268   $     (53,288)  $     (95,091)
     Capital gains distributions               2,546,515         246,103              --              --
     Realized capital gain (loss) on
       sales of fund shares                    4,384,685         511,306          48,720      (1,256,037)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (727,209)        981,309         (59,103)       (329,652)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    5,836,848       1,739,986         (63,671)     (1,680,780)

   From contractholder transactions:
     Variable annuity deposits                 2,678,829       1,727,368         289,495         938,200
     Contractholder maintenance charges         (400,421)       (137,676)        (41,805)        (65,182)
     Terminations and withdrawals             (4,395,881)     (1,289,629)       (347,349)       (554,817)
     Transfers between subaccounts, net       15,274,179      10,945,762       1,307,048      (9,978,947)
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         13,156,706      11,245,825       1,207,389      (9,660,746)
                                           --------------------------------------------------------------
Net increase (decrease) in net assets         18,993,554      12,985,811       1,143,718     (11,341,526)
Net assets at beginning of year               20,127,120       7,141,309       3,179,531      14,521,057
                                           --------------------------------------------------------------
Net assets at end of year                  $  39,120,674   $  20,127,120   $   4,323,249   $   3,179,531
                                           ==============================================================

                                                      Rydex VT                        Rydex VT
                                                Commodities Strategy             Consumer Products
                                                2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     (57,627)  $     (89,114)  $      58,971   $     (68,078)
     Capital gains distributions                      --              --         873,476         147,309
     Realized capital gain (loss) on
       sales of fund shares                     (398,603)     (1,568,195)      1,604,771         981,741
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         1,552,585        (584,657)     (1,657,251)        857,708
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    1,096,355      (2,241,966)        879,967       1,918,680

   From contractholder transactions:
     Variable annuity deposits                   315,903         638,126         569,906       1,140,101
     Contractholder maintenance charges          (46,510)        (71,592)       (137,145)       (165,392)
     Terminations and withdrawals               (528,157)       (546,078)     (1,622,308)     (1,818,520)
     Transfers between subaccounts, net        5,307,693      (3,896,630)     (4,788,581)      8,421,213
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          5,048,929      (3,876,174)     (5,978,128)      7,577,402
                                           --------------------------------------------------------------
Net increase (decrease) in net assets          6,145,284      (6,118,140)     (5,098,161)      9,496,082
Net assets at beginning of year                4,932,335      11,050,475      17,725,993       8,229,911
                                           --------------------------------------------------------------
Net assets at end of year                  $  11,077,619   $   4,932,335   $  12,627,832   $  17,725,993
                                           ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      Rydex VT                        Rydex VT
                                                  Dow 2x Strategy                   Electronics
                                                2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     (14,383)  $     (14,747)  $     (35,267)  $     (82,899)
     Capital gains distributions               1,975,557       1,743,896              --              --
     Realized capital gain (loss) on
       sales of fund shares                     (807,653)      1,502,351        (270,247)     (2,147,747)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                        (2,809,079)         70,803         (19,333)           (853)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                   (1,655,558)      3,302,303        (324,847)     (2,231,499)

   From contractholder transactions:
     Variable annuity deposits                 1,016,946         271,250         266,480         771,920
     Contractholder maintenance charges         (165,826)        (99,062)        (26,813)        (72,422)
     Terminations and withdrawals             (1,665,005)       (858,529)       (199,250)       (695,711)
     Transfers between subaccounts, net       (3,318,694)     15,401,767        (222,795)      2,242,884
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         (4,132,579)     14,715,426        (182,378)      2,246,671
                                           --------------------------------------------------------------
Net increase (decrease) in net assets         (5,788,137)     18,017,729        (507,225)         15,172
Net assets at beginning of year               23,574,750       5,557,021       1,235,822       1,220,650
                                           --------------------------------------------------------------
Net assets at end of year                  $  17,786,613   $  23,574,750   $     728,597   $   1,235,822
                                           ==============================================================

                                                      Rydex VT                        Rydex VT
                                                       Energy                     Energy Services
                                                2007            2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $    (384,923)  $    (392,798)  $    (412,004)  $    (416,708)
     Capital gains distributions               2,854,695       7,213,705       1,693,928       3,177,574
     Realized capital gain (loss) on
       sales of fund shares                   (1,966,924)      2,615,652       2,360,073       3,438,685
     Change in unrealized appreciation/
       depreciation on investments
       during the year                         5,304,894      (6,540,848)      3,850,776      (5,189,016)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                    5,807,742       2,895,711       7,492,773       1,010,535

   From contractholder transactions:
     Variable annuity deposits                 1,756,057       7,607,806       1,828,232       7,785,415
     Contractholder maintenance charges         (378,305)       (358,409)       (381,345)       (356,437)
     Terminations and withdrawals             (3,760,349)     (3,248,059)     (5,355,991)     (3,867,860)
     Transfers between subaccounts, net         (508,323)    (11,071,208)     10,956,744     (15,739,131)
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         (2,890,920)     (7,069,870)      7,047,640     (12,178,013)
                                           --------------------------------------------------------------
Net increase (decrease) in net assets          2,916,822      (4,174,159)     14,540,413     (11,167,478)
Net assets at beginning of year               26,555,037      30,729,196      19,282,092      30,449,570
                                           --------------------------------------------------------------
Net assets at end of year                  $  29,471,859   $  26,555,037   $  33,822,505   $  19,282,092
                                           ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                       Rydex VT EP                    Rydex VT EP
                                                        Aggressive                   Conservative
                                                  2007           2006*            2007           2006*
                                             --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $      70,050   $      20,571   $      50,947   $         868
     Capital gains distributions                    16,173             481          35,629              37
     Realized capital gain (loss) on sales
       of fund shares                                3,523             885          42,582              --
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                    (31,628)        (14,187)        (46,255)         (1,022)
                                             --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                         58,118           7,750          82,903            (117)

   From contractholder transactions:
     Variable annuity deposits                   2,498,433              --         232,541              --
     Contractholder maintenance charges            (55,463)             --         (42,310)            (55)
     Terminations and withdrawals                 (543,610)           (631)       (469,420)        (10,103)
     Transfers between subaccounts, net          1,155,996         432,125       3,116,740          81,928
                                             --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions            3,055,356         431,494       2,837,551          71,770
                                             --------------------------------------------------------------
Net increase (decrease) in net assets            3,113,474         439,244       2,920,454          71,653
Net assets at beginning of year                    439,244              --          71,653              --
                                             --------------------------------------------------------------
Net assets at end of year                    $   3,552,718   $     439,244   $   2,992,107   $      71,653
                                             ==============================================================

                                                      Rydex VT EP                       Rydex VT
                                                        Moderate                 Europe 1.25x Strategy
                                                  2007           2006*            2007            2006
                                             --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $      49,406   $      85,264   $     384,150   $     346,325
     Capital gains distributions                    14,848           1,147       3,722,065       1,039,501
     Realized capital gain (loss) on sales
       of fund shares                              (93,347)            (58)      3,111,308       1,957,443
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                     19,153         (58,220)     (5,254,376)      2,005,389
                                             --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                         (9,940)         28,133       1,963,147       5,348,658

   From contractholder transactions:
     Variable annuity deposits                   2,139,821         183,891       2,913,790       1,737,235
     Contractholder maintenance charges            (62,782)         (3,340)       (449,439)       (251,768)
     Terminations and withdrawals                 (619,227)        (12,955)     (4,810,720)     (2,587,126)
     Transfers between subaccounts, net            820,353       3,153,123      (7,703,591)     32,953,392
                                             --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions            2,278,165       3,320,719     (10,049,960)     31,851,733
                                             --------------------------------------------------------------
Net increase (decrease) in net assets            2,268,225       3,348,852      (8,086,813)     37,200,391
Net assets at beginning of year                  3,348,852              --      46,138,573       8,938,182
                                             --------------------------------------------------------------
Net assets at end of year                    $   5,617,077   $   3,348,852   $  38,051,760   $  46,138,573
                                             ==============================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                                                         Rydex VT
                                                       Rydex VT                 Government Long Bond 1.2x
                                                  Financial Services                     Strategy
                                                 2007            2006             2007              2006
                                            -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)           $     (29,746)  $      (7,293)  $       290,538   $        394,308
     Capital gains distributions                  373,526         422,320                --                 --
     Realized capital gain (loss) on
       sales of fund shares                      (164,301)        679,801           399,791           (108,091)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                (1,067,006)        234,713           426,273           (224,449)
                                            -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                      (887,527)      1,329,541         1,116,602             61,768

   From contractholder transactions:
     Variable annuity deposits                    525,544         613,933           676,653          2,456,791
     Contractholder maintenance charges           (74,198)        (93,558)         (124,893)          (187,599)
     Terminations and withdrawals                (757,121)     (1,029,189)       (1,526,541)        (1,953,450)
     Transfers between subaccounts, net        (6,601,919)      1,142,850           153,170         (2,275,159)
                                            -------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          (6,907,694)        634,036          (821,611)        (1,959,417)
                                            -------------------------------------------------------------------
Net increase (decrease) in net assets          (7,795,221)      1,963,577           294,991         (1,897,649)
Net assets at beginning of year                10,485,413       8,521,836        12,818,001         14,715,650
                                            -------------------------------------------------------------------
Net assets at end of year                   $   2,690,192   $  10,485,413   $    13,112,992   $     12,818,001
                                            ===================================================================

                                                         Rydex VT                        Rydex VT
                                                        Health Care                   Hedged Equity
                                                   2007          2006             2007             2006*
                                            -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)           $    (160,035)  $    (211,640)  $        (3,726)  $         38,503
     Capital gains distributions                  161,632         495,515             7,033             80,954
     Realized capital gain (loss) on
       sales of fund shares                       587,508         403,110           110,731                (73)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                  (197,828)       (612,376)           42,182            (71,081)
                                            -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                       391,277          74,609           156,220             48,303

   From contractholder transactions:
     Variable annuity deposits                    620,470       1,529,500           167,387             62,199
     Contractholder maintenance charges          (137,244)       (154,971)          (50,095)            (8,079)
     Terminations and withdrawals              (1,386,970)     (1,452,658)         (629,694)           (32,342)
     Transfers between subaccounts, net        (1,005,906)     (5,952,428)       (2,839,860)         3,679,021
                                            -------------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions          (1,909,650)     (6,030,557)       (3,352,262)         3,700,799
                                            -------------------------------------------------------------------
Net increase (decrease) in net assets          (1,518,373)     (5,955,948)       (3,196,042)         3,749,102
Net assets at beginning of year                10,843,874      16,799,822         3,749,102                 --
                                            -------------------------------------------------------------------
Net assets at end of year                   $   9,325,501   $  10,843,874   $       553,060   $      3,749,102
                                            ===================================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     Rydex VT                          Rydex VT
                                                     Internet                   Inverse Dow 2x Strategy
                                                 2007           2006            2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     (60,688)  $     (41,900)  $     241,593   $      18,125
     Capital gains distributions                      --              --              --              --
     Realized capital gain (loss) on
       sales of fund shares                     (167,893)        310,553        (995,340)     (1,108,267)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (246,582)        128,960         478,036        (541,195)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (475,163)        397,613        (275,711)     (1,631,337)

   From contractholder transactions:
     Variable annuity deposits                   291,634          89,639          59,085         127,372
     Contractholder maintenance charges          (47,629)        (37,487)        (62,068)        (46,293)
     Terminations and withdrawals               (525,267)       (406,526)     (1,951,499)       (361,232)
     Transfers between subaccounts, net         (218,036)     (2,126,727)      1,605,640       4,492,677
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions           (499,298)     (2,481,101)       (348,842)      4,212,524
                                           --------------------------------------------------------------
Net increase (decrease) in net assets           (974,461)     (2,083,488)       (624,553)      2,581,187
Net assets at beginning of year                4,256,363       6,339,851       5,586,941       3,005,754
                                           --------------------------------------------------------------
Net assets at end of year                  $   3,281,902   $   4,256,363   $   4,962,388   $   5,586,941
                                           ==============================================================

                                                      Rydex VT
                                            Inverse Government Long Bond            Rydex VT
                                                      Strategy                Inverse Mid-Cap Strategy
                                                2007           2006             2007            2006
                                           --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)          $     110,961   $     143,547   $      (1,102)  $      18,491
     Capital gains distributions                      --              --              --              --
     Realized capital gain (loss) on
       sales of fund shares                     (535,775)         81,494        (209,227)       (282,956)
     Change in unrealized appreciation/
       depreciation on investments
       during the year                          (263,216)        148,741          58,965         (25,383)
                                           --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                     (688,030)        373,782        (151,364)       (289,848)

   From contractholder transactions:
     Variable annuity deposits                    51,569         476,453          11,564         219,225
     Contractholder maintenance charges          (71,886)       (121,008)        (11,189)        (26,970)
     Terminations and withdrawals               (904,966)     (1,683,677)       (208,783)       (336,185)
     Transfers between subaccounts, net       (5,895,191)      5,840,955      (1,231,026)      1,698,331
                                           --------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions         (6,820,474)      4,512,723      (1,439,434)      1,554,401
                                           --------------------------------------------------------------
Net increase (decrease) in net assets         (7,508,504)      4,886,505      (1,590,798)      1,264,553
Net assets at beginning of year               12,594,440       7,707,935       1,900,510         635,957
                                           --------------------------------------------------------------
Net assets at end of year                  $   5,085,936   $  12,594,440   $     309,712   $   1,900,510
                                           ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                  Rydex VT                       Rydex VT
                                            Inverse OTC Strategy       Inverse Russell 2000 Strategy
                                             2007           2006          2007              2006
                                         ------------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)         $     93,403   $    441,270   $    47,851      $     40,201
    Capital gains distributions                    --             --            --                --
    Realized capital gain (loss) on
      sales of fund shares                 (1,684,965)    (1,318,467)     (320,103)       (1,430,889)
    Change in unrealized appreciation/
      depreciation on investments
      during the year                         116,676       (307,936)      192,621          (127,057)
                                         ------------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                 (1,474,886)    (1,185,133)      (79,631)       (1,517,745)

  From contractholder transactions:
    Variable annuity deposits                 134,612        665,851        19,498           476,892
    Contractholder maintenance charges        (98,518)      (189,568)      (51,672)          (88,670)
    Terminations and withdrawals           (1,332,134)    (1,790,024)     (709,309)       (1,029,396)
    Transfers between subaccounts, net     (1,779,009)     1,019,089     1,226,710        (1,025,196)
                                         ------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                           (3,075,049)      (294,652)      485,227        (1,666,370)
                                         ------------------------------------------------------------
Net increase (decrease) in net assets      (4,549,935)    (1,479,785)      405,596        (3,184,115)
Net assets at beginning of year             8,646,970     10,126,755     3,494,028         6,678,143
                                         ------------------------------------------------------------
Net assets at end of year                $  4,097,035   $  8,646,970   $ 3,899,624      $  3,494,028
                                         ============================================================

                                                   Rydex VT                     Rydex VT
                                           Inverse S&P 500 Strategy       Japan 1.25x Strategy
                                             2007          2006            2007           2006
                                         -----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)         $    35,357   $     287,554   $    250,806   $     138,549
    Capital gains distributions                   --              --             --       1,575,596
    Realized capital gain (loss) on
      sales of fund shares                  (563,950)     (1,693,035)    (1,758,647)        774,733
    Change in unrealized appreciation/
      depreciation on investments
      during the year                        620,267        (301,664)       481,970      (3,304,520)
                                         -----------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                    91,674      (1,707,145)    (1,025,871)       (815,642)

  From contractholder transactions:
    Variable annuity deposits                306,871         266,612        821,276       3,115,687
    Contractholder maintenance charges       (77,800)       (145,208)       (92,899)       (133,634)
    Terminations and withdrawals            (732,502)     (1,188,957)    (1,204,692)     (1,436,212)
    Transfers between subaccounts, net     2,803,527      (9,156,238)    (3,275,003)    (13,309,145)
                                         -----------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                           2,300,096     (10,223,791)    (3,751,318)    (11,763,304)
                                         -----------------------------------------------------------
Net increase (decrease) in net assets      2,391,770     (11,930,936)    (4,777,189)    (12,578,946)
Net assets at beginning of year            5,970,317      17,901,253     10,475,125      23,054,071
                                         -----------------------------------------------------------
Net assets at end of year                $ 8,362,087   $   5,970,317   $  5,697,936   $  10,475,125
                                         ===========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                  Rydex VT                     Rydex VT
                                              Large Cap Growth              Large Cap Value
                                             2007          2006           2007           2006
                                         ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)         $   (141,122)  $  (119,926)  $     (32,179)  $    (68,916)
    Capital gains distributions               282,150       166,063       2,429,687        658,456
    Realized capital gain (loss) on
      sales of fund shares                    333,229       (84,693)      1,341,991      1,124,585
    Change in unrealized appreciation/
      depreciation on investments
      during the year                        (558,421)      385,910      (4,485,711)     1,387,740
                                         -----------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                    (84,164)      347,354        (746,212)     3,101,865

  From contractholder transactions:
    Variable annuity deposits                 867,733       582,985       2,448,735      1,310,089
    Contractholder maintenance charges       (108,937)      (94,753)       (300,035)      (255,800)
    Terminations and withdrawals           (1,381,728)     (999,602)     (3,265,627)    (2,784,904)
    Transfers between subaccounts, net      3,350,486     2,169,100     (18,975,837)    21,782,478
                                         -----------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                            2,727,554     1,657,730     (20,092,764)    20,051,863
                                          ----------------------------------------------------------
Net increase (decrease) in net assets       2,643,390     2,005,084     (20,838,976)    23,153,728
Net assets at beginning of year             9,811,258     7,806,174      34,376,262     11,222,534
                                         -----------------------------------------------------------
Net assets at end of year                $ 12,454,648   $ 9,811,258   $  13,537,286   $ 34,376,262
                                         ===========================================================

                                                 Rydex VT                      Rydex VT
                                                  Leisure                    Mid Cap Growth
                                             2007          2006           2007           2006
                                         ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)         $    (66,714)  $   (53,124)  $    (187,192)  $   (134,033)
    Capital gains distributions               326,718       253,647       1,172,896        543,120
    Realized capital gain (loss) on
      sales of fund shares                    563,582        89,561        (525,392)       502,054
    Change in unrealized appreciation/
      depreciation on investments
      during the year                        (702,387)      366,198        (792,410)      (725,495)
                                         -----------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                    121,199       656,282        (332,098)       185,646

  From contractholder transactions:
    Variable annuity deposits                 676,412       368,744         469,676      1,465,973
    Contractholder maintenance charges        (52,386)      (41,899)       (156,587)       (96,066)
    Terminations and withdrawals             (604,111)     (385,203)     (1,689,974)    (1,172,773)
    Transfers between subaccounts, net     (5,406,059)    5,483,978       5,685,045    (16,353,712)
                                         -----------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                           (5,386,144)    5,425,620       4,308,160    (16,156,578)
                                         -----------------------------------------------------------
Net increase (decrease) in net assets      (5,264,945)    6,081,902       3,976,062    (15,970,932)
Net assets at beginning of year             7,187,154     1,105,252       8,064,346     24,035,278
                                         -----------------------------------------------------------
Net assets at end of year                $  1,922,209   $ 7,187,154   $  12,040,408   $  8,064,346
                                         ===========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                   Rydex VT                     Rydex VT
                                                Mid Cap Value             Mid-Cap 1.5x Strategy
                                             2007           2006          2007            2006
                                         ----------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)         $     11,151   $    (55,808)  $    (44,499)  $    (142,096)
    Capital gains distributions                10,012             --      1,441,123       2,964,896
    Realized capital gain (loss) on
      sales of fund shares                    614,285     (1,970,254)    (3,105,305)        458,981
    Change in unrealized appreciation/
      depreciation on investments
      during the year                      (1,258,392)     2,981,668        730,513      (2,894,825)
                                         -----------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                   (622,944)       955,606       (978,168)        386,956

  From contractholder transactions:
    Variable annuity deposits                 775,974      1,507,800      1,009,063       1,016,940
    Contractholder maintenance charges       (166,179)      (113,016)      (227,673)       (155,409)
    Terminations and withdrawals           (1,877,548)    (1,261,318)    (2,133,879)     (1,632,308)
    Transfers between subaccounts, net     (1,990,918)     3,359,371     (3,699,028)      2,249,347
                                         ------------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                           (3,258,671)     3,492,837     (5,051,517)      1,478,570
                                         -----------------------------------------------------------
Net increase (decrease) in net assets      (3,881,615)     4,448,443     (6,029,685)      1,865,526
Net assets at beginning of year            12,336,906      7,888,463     16,075,296      14,209,770
                                         -----------------------------------------------------------
Net assets at end of year                $  8,455,291   $ 12,336,906   $ 10,045,611   $  16,075,296
                                         ===========================================================


                                                Rydex VT                   Rydex VT
                                          Multi-Cap Core Equity              Nova
                                            2007        2006*          2007           2006
                                         -------------------------------------------------------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)         $   (5,226)  $    (673)  $      15,438   $     208,555
    Capital gains distributions              34,091          --              --              --
    Realized capital gain (loss) on
      sales of fund shares                 (106,977)    (20,898)      4,715,162       2,952,061
    Change in unrealized appreciation/
      depreciation on investments
      during the year                       (69,753)          2      (3,080,930)      1,455,836
                                         -------------------------------------------------------
  Net increase (decrease) in net
    assets from operations                 (147,865)    (21,569)      1,649,670       4,616,452

  From contractholder transactions:
    Variable annuity deposits                32,902         419         644,905       1,011,287
    Contractholder maintenance charges       (8,880)         (3)       (247,250)       (241,451)
    Terminations and withdrawals           (120,989)       (596)     (2,497,362)     (2,147,382)
    Transfers between subaccounts, net      680,214      21,960     (24,867,065)     11,816,732
                                         -------------------------------------------------------
  Net increase (decrease) in net
    assets from contractholder
    transactions                            583,247      21,780     (26,966,772)     10,439,186

                                         -------------------------------------------------------
Net increase (decrease) in net assets       435,382         211     (25,317,102)     15,055,638
Net assets at beginning of year                 211          --      42,953,777      27,898,139
                                         -------------------------------------------------------
Net assets at end of year                $  435,593   $     211   $  17,636,675   $  42,953,777
                                         =======================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                      Rydex VT                      Rydex VT
                                                        OTC                      OTC 2x Strategy
                                                2007           2006             2007           2006
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (95,857)  $     (84,270)  $    (159,109)  $   (209,995)
      Capital gains distributions                     --              --              --             --
      Realized capital gain (loss) on
         sales of fund shares                    650,308        (375,407)      2,041,884        928,370
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (65,030)       (116,437)     (1,055,931)       378,993
                                            ------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     489,421        (576,114)        826,844      1,097,368

   From contractholder transactions:
      Variable annuity deposits                  361,305         158,539       1,562,966      1,903,956
      Contractholder maintenance
         charges                                (116,600)        (74,465)       (251,601)      (180,009)
      Terminations and withdrawals            (1,687,213)       (901,007)     (1,720,599)      (813,167)
      Transfers between subaccounts, net       7,680,903      (4,866,862)     12,426,430     (7,890,573)
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         6,238,395      (5,683,795)     12,017,196     (6,979,793)
                                            ------------------------------------------------------------
Net increase (decrease) in net assets          6,727,816      (6,259,909)     12,844,040     (5,882,425)
Net assets at beginning of year                5,244,302      11,504,211      13,730,798     19,613,223
                                            ------------------------------------------------------------
Net assets at end of year                   $ 11,972,118   $   5,244,302   $  26,574,838   $ 13,730,798
                                            ============================================================

                                                     Rydex VT                       Rydex VT
                                                   Precious Metals                 Real Estate
                                                2007           2006             2007           2006
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $   (307,937)  $    (429,382)  $     (47,537)  $    173,047
      Capital gains distributions                     --              --       1,073,048        825,226
      Realized capital gain (loss) on
         sales of fund shares                  2,140,762       2,476,419         791,219      2,175,741
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         637,226      (1,746,730)     (4,622,578)     1,474,953
                                            ------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                   2,470,051         300,307      (2,805,848)     4,648,967

   From contractholder transactions:
      Variable annuity deposits                1,433,901       4,348,039       1,611,045      3,013,176
      Contractholder maintenance
         charges                                (278,664)       (365,760)       (266,495)      (224,294)
      Terminations and withdrawals            (3,844,923)     (3,681,329)     (3,052,531)    (1,563,961)
      Transfers between subaccounts, net       9,957,676      (3,234,711)    (14,883,206)    11,572,367
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         7,267,990      (2,933,761)    (16,591,187)    12,797,288
                                            ------------------------------------------------------------
Net increase (decrease) in net assets          9,738,041      (2,633,454)    (19,397,035)    17,446,255
Net assets at beginning of year               22,611,827      25,245,281      27,226,503      9,780,248
                                            ------------------------------------------------------------
Net assets at end of year                   $ 32,349,868   $  22,611,827   $   7,829,468   $ 27,226,503
                                            ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                     Rydex VT                       Rydex VT
                                                     Retailing              Russell 2000 1.5x Strategy
                                                2007            2006            2007           2006
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (41,164)  $     (68,306)  $     (13,831)  $   (161,564)
      Capital gains distributions                670,723         223,749         361,191             --
      Realized capital gain (loss) on
         sales of fund shares                    122,163         179,177           6,133      1,343,080
      Change in unrealized appreciation/
         depreciation on investments
         during the year                        (791,759)         (9,726)     (1,492,048)       815,000
                                            ------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                     (40,037)        324,894      (1,138,555)     1,996,516

   From contractholder transactions:
      Variable annuity deposits                   65,856         165,415         625,456      1,062,619
      Contractholder maintenance
         charges                                 (35,691)        (53,390)       (142,194)      (204,059)
      Terminations and withdrawals              (320,786)       (395,016)     (1,277,121)    (1,594,766)
      Transfers between subaccounts, net      (5,656,373)      4,241,451     (11,572,653)     5,593,592
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions        (5,946,994)      3,958,460     (12,366,512)     4,857,386
                                            ------------------------------------------------------------
Net increase (decrease) in net assets         (5,987,031)      4,283,354     (13,505,067)     6,853,902
Net assets at beginning of year                7,093,606       2,810,252      17,988,532     11,134,630
                                            ------------------------------------------------------------
Net assets at end of year                   $  1,106,575   $   7,093,606   $   4,483,465   $ 17,988,532
                                            ============================================================

                                                      Rydex VT                      Rydex VT
                                              Russell 2000 2x Strategy         S&P 500 2x Strategy
                                                2007           2006*           2007            2006
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)          $    (30,140)  $         584   $     (20,907)  $      1,929
      Capital gains distributions                 22,450              --       1,524,464        457,233
      Realized capital gain (loss) on
         sales of fund shares                   (321,606)        (34,048)        139,850      1,110,983
      Change in unrealized appreciation/
         depreciation on investments
         during the year                         (74,652)          2,448      (2,457,444)       435,753
                                            ------------------------------------------------------------
   Net increase (decrease) in net
      assets from operations                    (403,948)        (31,016)       (814,037)     2,005,898

   From contractholder transactions:
      Variable annuity deposits                  656,117          78,751       1,756,590      1,476,381
      Contractholder maintenance
         charges                                 (27,788)         (1,808)       (140,017)      (103,596)
      Terminations and withdrawals              (175,690)         (6,421)       (871,607)      (773,040)
      Transfers between subaccounts, net       1,570,314       1,121,950        (621,262)     3,037,345
                                            ------------------------------------------------------------
   Net increase (decrease) in net assets
      from contractholder transactions         2,022,953       1,192,472         123,704      3,637,090
                                            ------------------------------------------------------------
Net increase (decrease) in net assets          1,619,005       1,161,456        (690,333)     5,642,988
Net assets at beginning of year                1,161,456              --      14,270,298      8,627,310
                                            ------------------------------------------------------------
Net assets at end of year                   $  2,780,461   $   1,161,456   $  13,579,965   $ 14,270,298
                                            ============================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                            Rydex VT                         Rydex VT
                                                        Sector Rotation                  Small Cap Growth
                                                      2007            2006             2007             2006
                                                 -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                $    (194,078)  $    (200,084)  $      (140,522)  $     (119,590)
     Capital gains distributions                     1,357,783         638,871           634,645          428,114
     Realized capital gain (loss) on sales
       of fund shares                                1,138,199         645,409          (745,782)        (559,126)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                         96,590        (474,378)         (613,676)         457,855
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                 2,398,494         609,818          (865,335)         207,253

   From contractholder transactions:
     Variable annuity deposits                       3,742,909       3,132,992           406,763          731,533
     Contractholder maintenance charges               (177,047)       (168,239)         (121,574)         (93,316)
     Terminations and withdrawals                   (1,949,876)     (1,824,354)       (1,302,585)      (1,098,264)
     Transfers between subaccounts, net              2,803,760       1,741,738        (6,646,252)        (821,482)
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions                4,419,746       2,882,137        (7,663,648)      (1,281,529)
                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets                6,818,240       3,491,955        (8,528,983)      (1,074,276)
Net assets at beginning of year                     13,053,571       9,561,616        12,803,085       13,877,361
                                                 -----------------------------------------------------------------
Net assets at end of year                        $  19,871,811   $  13,053,571   $     4,274,102   $   12,803,085
                                                 =================================================================

                                                            Rydex VT                         Rydex VT
                                                        Small Cap Value          Strengthening Dollar 2x Strategy
                                                      2007            2006             2007             2006
                                                 -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                $     (96,506)  $    (115,032)  $       (18,834)  $       (2,748)
     Capital gains distributions                       891,169         685,846                --               --
     Realized capital gain (loss) on sales
       of fund shares                                 (484,860)        205,480           (74,430)         (47,695)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                     (1,925,052)        513,922            18,174          (17,772)
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                (1,615,249)      1,290,216           (75,090)         (68,215)

   From contractholder transactions:
     Variable annuity deposits                         409,059         840,107            94,480           23,135
     Contractholder maintenance charges                (91,063)       (143,482)          (17,155)         (10,602)
     Terminations and withdrawals                   (1,005,676)     (1,148,729)          (65,578)         (57,805)
     Transfers between subaccounts, net             (9,621,047)      6,266,961           784,341        2,031,989
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions              (10,308,727)      5,814,857           796,088        1,986,717
                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets              (11,923,976)      7,105,073           720,998        1,918,502
Net assets at beginning of year                     16,284,644       9,179,571         1,918,514               12
                                                 -----------------------------------------------------------------
Net assets at end of year                        $   4,360,668   $  16,284,644   $     2,639,512   $    1,918,514
                                                 =================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                            Rydex VT                         Rydex VT
                                                           Technology                   Telecommunications
                                                      2007            2006             2007             2006
                                                 -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                $    (134,510)  $     (88,538)  $      (171,535)  $       23,229
     Capital gains distributions                            --              --                --          122,092
     Realized capital gain (loss) on sales
       of fund shares                                  729,300         117,234           883,820         (274,843)
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                       (351,896)        211,731          (590,780)         378,753
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                   242,894         240,427           121,505          249,231

   From contractholder transactions:
     Variable annuity deposits                       1,033,851         774,708         1,339,016          805,724
     Contractholder maintenance charges               (106,666)        (69,331)         (166,715)         (81,092)
     Terminations and withdrawals                     (916,999)       (850,584)       (1,819,118)        (785,379)
     Transfers between subaccounts, net              1,641,314       2,403,602        (3,311,782)      10,350,558
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions                1,651,500       2,258,395        (3,958,599)      10,289,811
                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets                1,894,394       2,498,822        (3,837,094)      10,539,042
Net assets at beginning of year                      8,146,613       5,647,791        11,303,325          764,283
                                                 -----------------------------------------------------------------
Net assets at end of year                        $  10,041,007   $   8,146,613   $     7,466,231   $   11,303,325
                                                 =================================================================

                                                            Rydex VT                         Rydex VT
                                                         Transportation            U.S. Government Money Market
                                                      2007            2006             2007             2006
                                                 -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)                $     (59,842)  $    (148,929)  $     5,069,389   $    4,846,483
     Capital gains distributions                       821,119              --                --               --
     Realized capital gain (loss) on sales
       of fund shares                                  243,145         (87,794)               --               --
     Change in unrealized appreciation/
       depreciation on investments during
       the year                                       (847,167)       (353,640)               --               --
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from operations                                   157,255        (590,363)        5,069,389        4,846,483

   From contractholder transactions:
     Variable annuity deposits                         460,786       1,075,729       134,765,230      224,943,924
     Contractholder maintenance charges                (55,766)       (116,568)       (3,079,384)      (2,477,021)
     Terminations and withdrawals                     (626,686)     (1,181,224)      (53,429,256)     (34,812,673)
     Transfers between subaccounts, net             (6,062,257)      1,328,856        (4,120,072)    (179,085,994)
                                                 -----------------------------------------------------------------
   Net increase (decrease) in net assets
     from contractholder transactions               (6,283,923)      1,106,793        74,136,518        8,568,236
                                                 -----------------------------------------------------------------
Net increase (decrease) in net assets               (6,126,668)        516,430        79,205,907       13,414,719
Net assets at beginning of year                      7,418,991       6,902,561       145,825,739      132,411,020
                                                 -----------------------------------------------------------------
Net assets at end of year                        $   1,292,323   $   7,418,991   $   225,031,646   $  145,825,739
                                                 =================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                 Rydex VT                          Rydex VT
                                                 Utilities              Weakening Dollar 2x Strategy
                                           2007              2006            2007            2006
                                          ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $    (30,981)  $    291,586   $    829,997   $     143,546
     Capital gains distributions             2,177,280        224,245             --           2,913
     Realized capital gain (loss) on
       sales of fund shares                  3,145,755      1,276,959        303,497         180,251
     Change in unrealized appreciation/
       depreciation on investments
       during the year                      (2,940,367)     1,229,777       (543,948)        (55,184)
                                          -----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  2,351,687      3,022,567        589,546         271,526

   From contractholder transactions:
     Variable annuity deposits               2,731,350      2,283,442         53,844         368,478
     Contractholder maintenance charges       (327,300)      (187,532)       (48,099)        (41,287)
     Terminations and withdrawals           (4,141,950)    (1,554,514)      (509,938)       (392,628)
     Transfers between subaccounts, net     (4,073,421)     8,568,050      3,743,659       1,815,352
                                          -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                           (5,811,321)     9,109,446      3,239,466       1,749,915
                                          -----------------------------------------------------------
Net increase (decrease) in net assets       (3,459,634)    12,132,013      3,829,012       2,021,441
Net assets at beginning of year             27,060,906     14,928,893      3,544,380       1,522,939
                                          -----------------------------------------------------------
Net assets at end of year                 $ 23,601,272   $ 27,060,906   $  7,373,392   $   3,544,380
                                          ===========================================================

                                                    SBL                           SBL
                                                  Global                     Small Cap Value
                                           2007              2006         2007             2006
                                          ------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)         $   (440,371)  $   (482,078)  $   (180,293)  $    (162,260)
     Capital gains distributions                    --             --             --              --
     Realized capital gain (loss) on
       sales of fund shares                  4,673,916      4,032,401      1,628,051       1,251,266
     Change in unrealized appreciation/
       depreciation on investments
       during the year                      (1,784,233)     2,261,468       (318,648)        457,963
                                          -----------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                  2,449,312      5,811,791      1,129,110       1,546,969

   From contractholder transactions:
     Variable annuity deposits               2,482,544      5,917,614        799,699       2,319,293
     Contractholder maintenance charges       (442,331)      (457,740)      (197,560)       (150,907)
     Terminations and withdrawals           (4,375,848)    (4,666,146)    (1,913,261)     (1,407,555)
     Transfers between subaccounts, net       (513,224)       668,693        307,329        (331,867)
                                          -----------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                           (2,848,859)     1,462,421     (1,003,793)        428,964
                                          -----------------------------------------------------------
Net increase (decrease) in net assets         (399,547)     7,274,212        125,317       1,975,933
Net assets at beginning of year             40,705,140     33,430,928     15,186,104      13,210,171
                                          -----------------------------------------------------------
Net assets at end of year                 $ 40,305,593   $ 40,705,140   $ 15,311,421   $  15,186,104
                                          ===========================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2007 and 2006

                                                    Templeton Developing              Templeton
                                                     Markets Securities           Foreign Securities
                                                  2007            2006            2007           2006
                                             --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $       6,654   $      (2,856)  $       7,637   $      (9,378)
     Capital gains distributions                    58,745              --          75,391              --
     Realized capital gain (loss) on
       sales of fund shares                         67,423         181,673         199,273       1,056,091
     Change in unrealized appreciation/
       depreciation on investments
       during the year                              46,789          38,034         (58,833)       (332,187)
                                             --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                        179,611         216,851         223,468         714,526

   From contractholder transactions:
     Variable annuity deposits                       1,131           5,728           4,750          13,598
     Contractholder maintenance charges             (7,590)        (11,778)        (19,423)        (44,996)
     Terminations and withdrawals                  (95,120)       (184,171)       (440,690)       (540,546)
     Transfers between subaccounts, net            (40,367)       (203,632)        (49,313)     (2,376,222)
                                             --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                                 (141,946)       (393,853)       (504,676)     (2,948,166)
                                             --------------------------------------------------------------
Net increase (decrease) in net assets               37,665        (177,002)       (281,208)     (2,233,640)
Net assets at beginning of year                    779,650         956,652       1,990,507       4,224,147
                                             --------------------------------------------------------------
Net assets at end of year                    $     817,315   $     779,650   $   1,709,299   $   1,990,507
                                             ==============================================================

                                                      Van Kampen                    Wells Fargo
                                                    LIT Government             Advantage Opportunity VT
                                                  2007           2006*            2007            2006
                                             --------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)            $      (4,726)  $          (2)  $     (80,432)  $    (119,223)
     Capital gains distributions                        --              --       1,279,890         774,607
     Realized capital gain (loss) on
       sales of fund shares                         26,812              --         363,278         790,642
     Change in unrealized appreciation/
       depreciation on investments
       during the year                              40,381              (5)     (1,087,349)       (470,357)
                                             --------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations                         62,467              (7)        475,387         975,669

   From contractholder transactions:
     Variable annuity deposits                      66,891               1         317,945       1,019,362
     Contractholder maintenance charges             (4,896)             (1)        (99,770)        (87,118)
     Terminations and withdrawals                  (78,820)             --        (940,209)       (898,257)
     Transfers between subaccounts, net          2,059,069           2,533         996,484      (4,210,205)
                                             --------------------------------------------------------------
   Net increase (decrease) in net
     assets from contractholder
     transactions                                2,042,244           2,533         274,450      (4,176,218)
                                             --------------------------------------------------------------
Net increase (decrease) in net assets            2,104,711           2,526         749,837      (3,200,549)
Net assets at beginning of year                      2,526              --       8,172,118      11,372,667
                                             --------------------------------------------------------------
Net assets at end of year                    $   2,107,237   $       2,526   $   8,921,955   $   8,172,118
                                             ==============================================================

* For the period from November 10, 2006 (inception date) to December 31, 2006.

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2007

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV - AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                 Subaccount                                                 Mutual Fund
---------------------------------------------------------------------------------------------------------------
                                                   AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation                        AIM V.I. Capital Appreciation Fund Series I
AIM V.I. International Growth                        AIM V.I. International Growth Fund Series II
AIM V.I. Mid Cap Core Equity                         AIM V.I. Mid Cap Core Equity Fund Series II
                                                   Rafferty Asset Management, LLC:
Direxion Dynamic VP HY Bond                          Direxion Dynamic VP HY Bond Fund
                                                   The Dreyfus Corporation
Dreyfus VIF International Value                      Dreyfus VIF International Value Portfolio - Service Shares
                                                   Federated Insurance Series:
Federated Fund for U.S. Government Securities II     Federated Fund for U.S. Government Securities II
Federated High Income Bond II                        Federated High Income Bond Fund II - Service Shares
                                                   Fidelity Variable Insurance Products Fund:
Fidelity VIP Contrafund                              Fidelity VIP Contrafund - Service Class 2
Fidelity VIP Growth Opportunities                    Fidelity VIP Growth Opportunities - Service Class 2
Fidelity VIP Index 500                               Fidelity VIP Index 500 - Service Class 2
Fidelity VIP Investment Grade Bond                   Fidelity VIP Investment Grade Bond - Service Class 2
                                                   Franklin Templeton Variable Insurance Products Trust:
Franklin Small-Mid Cap Growth**                      Franklin Small-Mid Cap Growth Securities (Class 2)
                                                   The Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Guardian                        Neuberger Berman AMT Guardian Portfolio (Class 1)
Neuberger Berman AMT Partners                        Neuberger Berman AMT Partners Portfolio (Class 1)
                                                   Oppenheimer Funds, Inc.
Oppenheimer Main Street Small Cap Fund /VA         Oppenheimer Main Street Small Cap Fund/VA - Service Shares

** No longer available for investment.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                  Subaccount                                               Mutual Fund
------------------------------------------------------------------------------------------------------------
                                                   PIMCO Variable Insurance Trust:
PIMCO VIT Low Duration                               PIMCO VIT Low Duration Portfolio (Administrative Class)
PIMCO VIT Real Return                                PIMCO VIT Real Return Portfolio (Administrative Class)
PIMCO VIT StocksPLUS Growth and Income               PIMCO VIT StocksPLUS Growth and Income
                                                       (Administrative Class)
PIMCO VIT Total Return                               PIMCO VIT Total Return Portfolio (Administrative Class)
                                                   The Rydex Variable Trust:
RVT CLS AdvisorOne Amerigo                           RVT CLS AdvisorOne Amerigo Fund
RVT CLS AdvisorOne Berolina                          RVT CLS AdvisorOne Berolina Fund
RVT CLS AdvisorOne Clermont                          RVT CLS AdvisorOne Clermont Fund
Rydex VT Absolute Return Strategies                  Rydex VT Absolute Return Strategies Fund
Rydex VT Banking                                     Rydex VT Banking Fund
Rydex VT Basic Materials                             Rydex VT Basic Materials Fund
Rydex VT Biotechnology                               Rydex VT Biotechnology Fund
Rydex VT Commodities Strategy                        Rydex VT Commodities Strategy Fund
Rydex VT Consumer Products                           Rydex VT Consumer Products Fund
Rydex VT Dow 2x Strategy*                            Rydex VT Dow 2x Strategy Fund
Rydex VT Electronics                                 Rydex VT Electronics Fund
Rydex VT Energy                                      Rydex VT Energy Fund
Rydex VT Energy Services                             Rydex VT Energy Services Fund
Rydex VT EP Aggressive                               Rydex VT EP Aggressive Fund
Rydex VT EP Conservative                             Rydex VT EP Conservative Fund
Rydex VT EP Moderate                                 Rydex VT EP Moderate Fund
Rydex VT Europe 1.25x Strategy*                      Rydex VT Europe 1.25x Strategy
Rydex VT Financial Services                          Rydex VT Financial Services Fund
Rydex VT Government Long Bond                        Rydex VT Government Long Bond 1.2x Strategy Fund
  1.2x Strategy*
Rydex VT Health Care                                 Rydex VT Health Care Fund
Rydex VT Hedged Equity                               Rydex VT Hedged Equity Fund
Rydex VT Internet                                    Rydex VT Internet Fund
Rydex VT Inverse Dow 2x Strategy*                    Rydex VT Inverse Dow 2x Strategy Fund
Rydex VT Inverse Government Long Bond                Rydex VT Inverse Government Long Bond Strategy Fund
    Strategy*
Rydex VT Inverse Mid-Cap Strategy*                   Rydex VT Inverse Mid-Cap Strategy Fund

* Prior to June 30, 2007 this was Rydex VT Dynamic Dow, Rydex VT Europe Advantage, Rydex VT Government Long Bond Advantage, Rydex VT Inverse Dynamic Dow, Rydex VT Inverse Government Long Bond, and Rydex VT Inverse Mid Cap, respectively.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                 Subaccount                                          Mutual Fund
---------------------------------------------------------------------------------------------------
                                                   The Rydex Variable Trust (continued):
Rydex VT Inverse OTC Strategy*                       Rydex VT Inverse OTC Strategy Fund
Rydex VT Inverse Russell 2000 Strategy*              Rydex VT Inverse Russell 2000 Strategy Fund
Rydex VT Inverse S&P 500 Strategy*                   Rydex VT Inverse S&P 500 Strategy Fund
Rydex VT Japan 1.25x Strategy*                       Rydex VT Japan 1.25x Strategy Fund
Rydex VT Large Cap Growth                            Rydex VT Large Cap Growth Fund
Rydex VT Large Cap Value                             Rydex VT Large Cap Value Fund
Rydex VT Leisure                                     Rydex VT Leisure Fund
Rydex VT Mid Cap Growth                              Rydex VT Mid Cap Growth Fund
Rydex VT Mid Cap Value                               Rydex VT Mid Cap Value Fund
Rydex VT Mid-Cap 1.5x Strategy*                      Rydex VT Mid Cap 1.5x Strategy Fund
Rydex VT Multi-Cap Core Equity                       Rydex VT Multi-Cap Core Equity Fund
Rydex VT Nova                                        Rydex VT Nova Fund
Rydex VT OTC                                         Rydex VT OTC Fund
Rydex VT OTC 2x Strategy*                            Rydex VT OTC 2x Strategy Fund
Rydex VT Precious Metals                             Rydex VT Precious Metals Fund
Rydex VT Real Estate                                 Rydex VT Real Estate Fund
Rydex VT Retailing                                   Rydex VT Retailing Fund
Rydex VT Russell 2000 1.5x Strategy*                 Rydex VT Russell 2000 1.5x Strategy Fund
Rydex VT Russell 2000 2x Strategy*                   Rydex VT Russell 2000 2x Strategy Fund
Rydex VT S&P 500 2x Strategy*                        Rydex VT S&P 500 2x Strategy Fund
Rydex VT Sector Rotation                             Rydex VT Sector Rotation Fund
Rydex VT Small Cap Growth                            Rydex VT Small Cap Growth Fund
Rydex VT Small Cap Value                             Rydex VT Small Cap Value Fund
Rydex VT Strengthening Dollar 2x Strategy*           Rydex VT Strengthening Dollar 2x Strategy Fund
Rydex VT Technology                                  Rydex VT Technology Fund
Rydex VT Telecommunications                          Rydex VT Telecommunications Fund
Rydex VT Transportation                              Rydex VT Transportation Fund
Rydex VT U.S. Government Money Market                Rydex VT U.S. Government Money Market Fund
Rydex VT Utilities                                   Rydex VT Utilities Fund
Rydex VT Weakening Dollar 2x Strategy*               Rydex VT Weakening Dollar 2x Strategy Fund
                                                   SBL Fund:
SBL Global                                           SBL Fund Series D
SBL Small Cap Value                                  SBL Fund Series Q

* Prior to June 30, 2007 this was Rydex VT Inverse OTC, Rydex VT Inverse Russell 2000, Rydex VT Inverse S&P 500, Rydex VT Japan Advantage, Rydex VT Mid Cap Advantage, Rydex VT Dynamic OTC, Rydex VT Russell 2000 Advantage, Rydex VT Dynamic Russell 2000, Rydex VT Dynamic S&P 500, Rydex VT Dynamic Strengthening Dollar, and Rydex VT Dynamic Weakening Dollar, respectively.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                Subaccount                                               Mutual Fund
--------------------------------------------------------------------------------------------------------
                                                   Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities**            Templeton Developing Markets Securities Fund
Templeton Foreign Securities**                       Templeton Foreign Securities Fund - Class 2
                                                   Van Kampen Asset Management:
Van Kampen LIT Government                            Van Kampen LIT Government Fund - Class II
                                                   Wells Fargo Advantage Opportunity Fund:
Wells Fargo Advantage Opportunity VT                 Wells Fargo Advantage Opportunity VT Fund

** No longer available for investment.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

AIM Advisors, Inc. serves as investment advisor for the AIM Variable Insurance Funds. Rafferty Asset Management, LLC serves as investment advisor for Direxion Dynamic VP HY Bond. The Dreyfus Corporation serves as investment advisor for the Dreyfus Variable Investment Fund. Federated Investment Management Company serves as investment advisor for the Federated Insurance Series. Fidelity Management and Research Company (FMR) serves as investment advisor for the Fidelity Variable Insurance Products Fund. FMR has engaged FMR Co., Inc. (FMRC), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited to provide subadvisory services to Fidelity VIP Contrafund & Fidelity VIP Growth Opportunities. FMR has engaged Geode to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money Management, Inc. to provide subadvisory services to Fidelity VIP Investment-Grade Bond. Franklin Advisers, Inc. serves as investment advisor for Franklin Small-Mid Cap Growth Fund. Neuberger Berman Management, Inc. (NBMI) serves as investment advisor for and has engaged Neuberger Berman, LLC to provide subadvisory services to The Neuberger Berman Advisors Management Trust. OppenheimerFunds, Inc. serves as investment advisor for the Oppenheimer Variable Account Funds. OppenheimerFunds, Inc. serves as investment advisor for Oppenheimer Main Street Small Cap Fund/VA. Pacific Investment Management Company LLC serves as investment adviser for PIMCO Variable Insurance Trust. Rydex Investments has engaged Clarke Lanzen Skalla Investment Firm, LLC, to provide subadvisory services to RVT CLS AdvisorOne Amerigo, RVT CLS AdvisorOne Berolina and RVT CLS AdvisorOne Clermont Funds. Rydex Investments serves as investment advisor for The Rydex Variable Trust. Under terms of the investment advisory contracts, investment portfolios of the SBL funds are managed by Security Investors, LLC (SI), a limited liability company controlled by SBL. SBL is a wholly owned subsidiary of Security Benefit Corporation (SBC).

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

SI has engaged Security Global Investors, LLC, a limited liability company also controlled by SBL, and OppenheimerFunds, Inc. to provide subadvisory services to SBL Global and Wells Capital Management Incorporated to provide subadvisory services to SBL Small Cap Value. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, LLC has engaged Franklin Templeton Investment Management Limited to provide subadvisory services for the Templeton Foreign Securities Fund. Van Kampen Asset Management serves as investment advisor for the Van Kampen Life Investment Trust. Wells Capital Management Incorporated serves as investment advisor for Wells Fargo Advantage Opportunity VT Fund.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2007, were as follows:

                                                        Cost of       Proceeds
                  Subaccount                           Purchases     from Sales
--------------------------------------------------------------------------------

AIM V.I. Capital Appreciation                         $ 8,475,072   $ 4,581,807
AIM V.I. International Growth                          43,332,497    18,868,478
AIM V.I. Mid Cap Core Equity                           11,993,925     1,418,725
Direxion Dynamic VP HY Bond                            69,595,174    95,957,259
Dreyfus VIF International Value                        13,566,851     6,797,475
Federated Fund for U.S. Government Securities II        6,888,993     7,137,367
Federated High Income Bond II                          22,864,408    24,662,866
Fidelity VIP Contrafund                                45,982,636    23,278,636
Fidelity VIP Growth Opportunities                      23,034,766    10,787,982
Fidelity VIP Index 500                                 11,657,254    14,437,473
Fidelity VIP Investment-Grade Bond                     13,025,055    12,874,055
Franklin Small-Mid Cap Growth                             118,593       203,212
Neuberger Berman AMT Guardian                          10,998,050    15,324,677
Neuberger Berman AMT Partners                          20,773,823    16,583,138
Oppenheimer Main Street Small Cap Fund/VA               7,310,543     6,215,133
PIMCO VIT Low Duration                                  8,719,954     6,073,663
PIMCO VIT Real Return                                  26,670,331    26,856,420

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                       Cost of       Proceeds
                  Subaccount                          Purchases     from Sales
--------------------------------------------------------------------------------

PIMCO VIT StocksPLUS Growth and Income              $  2,044,108   $  1,362,900
PIMCO VIT Total Return                                27,493,883     24,660,632
RVT CLS AdvisorOne Amerigo                            38,305,551     52,677,122
RVT CLS AdvisorOne Berolina                           63,388,235     12,128,473
RVT CLS AdvisorOne Clermont                           17,125,017     59,866,283
Rydex VT Absolute Return Strategies                   19,191,628     19,889,447
Rydex VT Banking                                      10,480,465     11,832,125
Rydex VT Basic Materials                             106,621,275     91,285,196
Rydex VT Biotechnology                                20,259,399     19,105,298
Rydex VT Commodities Strategy                         13,685,591      8,694,288
Rydex VT Consumer Products                            30,998,305     36,043,988
Rydex VT Dow 2x Strategy                              78,132,702     80,304,107
Rydex VT Electronics                                  21,323,852     21,541,498
Rydex VT Energy                                       78,726,990     79,148,138
Rydex VT Energy Services                              66,525,180     58,195,615
Rydex VT EP Aggressive                                 6,361,313      3,219,735
Rydex VT EP Conservative                               8,727,042      5,802,915
Rydex VT EP Moderate                                  14,602,679     12,260,261
Rydex VT Europe 1.25x Strategy                        90,059,393     96,003,138
Rydex VT Financial Services                           15,710,025     22,273,937
Rydex VT Government Long Bond 1.2x Strategy           76,523,799     77,054,929
Rydex VT Health Care                                  27,096,857     29,004,910
Rydex VT Hedged Equity                                 9,378,120     12,727,076
Rydex VT Internet                                     23,940,285     24,500,271
Rydex VT Inverse Dow 2x Strategy                      29,655,411     29,762,659
Rydex VT Inverse Government Long Bond Strategy        66,077,829     72,787,342
Rydex VT Inverse Mid-Cap Strategy                     10,169,434     11,609,972
Rydex VT Inverse OTC Strategy                        254,617,020    257,598,667
Rydex VT Inverse Russell 2000 Strategy                46,433,670     45,900,592
Rydex VT Inverse S&P 500 Strategy                     62,228,874     59,893,421
Rydex VT Japan 1.25x Strategy                         41,599,577     45,100,089
Rydex VT Large Cap Growth                             32,132,296     29,263,716
Rydex VT Large Cap Value                              53,469,494     71,164,750
Rydex VT Leisure                                      11,089,369     16,215,509
Rydex VT Mid Cap Growth                               71,513,291     66,219,428
Rydex VT Mid Cap Value                                37,768,316     41,005,823
Rydex VT Mid-Cap 1.5x Strategy                       105,485,824    109,140,717

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

                                                      Cost of        Proceeds
                  Subaccount                         Purchases      from Sales
--------------------------------------------------------------------------------

Rydex VT Multi-Cap Core Equity                     $  5,593,603   $   4,981,490
Rydex VT Nova                                       108,797,789     135,749,124
Rydex VT OTC                                         62,125,094      55,982,556
Rydex VT OTC 2x Strategy                            247,165,819     235,307,733
Rydex VT Precious Metals                             67,817,081      60,857,028
Rydex VT Real Estate                                 27,872,803      43,438,478
Rydex VT Retailing                                    5,411,356      10,728,791
Rydex VT Russell 2000 1.5x Strategy                  69,206,175      81,225,327
Rydex VT Russell 2000 2x Strategy                    41,102,764      39,087,501
Rydex VT S&P 500 2x Strategy                         54,637,259      53,009,998
Rydex VT Sector Rotation                             22,591,182      17,007,731
Rydex VT Small Cap Growth                            51,891,348      59,060,873
Rydex VT Small Cap Value                             17,212,875      26,726,937
Rydex VT Strengthening Dollar 2x Strategy            16,152,766      15,375,512
Rydex VT Technology                                  34,025,503      32,508,514
Rydex VT Telecommunications                          43,062,005      47,192,139
Rydex VT Transportation                              14,049,029      19,571,673
Rydex VT U.S. Government Money Market               925,614,448     846,408,540
Rydex VT Utilities                                   67,825,100      71,490,122
Rydex VT Weakening Dollar 2x Strategy                17,870,111      13,800,648
SBL Global                                           29,205,089      32,494,318
SBL Small Cap Value                                   9,618,600      10,802,686
Templeton Developing Markets Securities                  78,425         154,973
Templeton Foreign Securities                            111,462         533,110
Van Kampen LIT Government                             5,176,840       3,139,321
Wells Fargo Advantage Opportunity VT                  8,160,150       6,686,241

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

SBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value. The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Administrative Charge                                     Subaccount
---------------------------------------------------------------------------------------------------------
        0.25%           SBL Global, SBL Small Cap Value

        0.35%           AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity

        0.40%           Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Oppenheimer Main
                        Street Small Cap Fund/VA

        0.45%           Van Kampen LIT Government, Rydex Funds (Except RVT CLS AdvisorOne Amerigo, RVT
                        CLS AdvisorOne Berolina, and RVT CLS AdvisorOne Clermont)

        0.50%           Federated High Income Bond II and Fidelity Funds (except Fidelity VIP Index 500),
                        Rydex CLS AdvisorOne Amerigo, Rydex CLS AdvisorOne Berolina, and Rydex CLS
                        AdvisorOne Clermont.

        0.55%           Fidelity Index 500, Wells Fargo Advantage Opportunity VT, PIMCO VIT Low Duration,
                        PIMCO VIT StocksPLUS Growth and Income, PIMCO VIT Real Return, and PIMCO VIT
                        Total Return.

        0.60%           AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II,
                        Franklin Small-Mid Cap Growth, Neuberger Berman Funds, and Templeton Funds.

SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2007 and 2006, except for those individual subaccounts operating for portions of such periods as described in the financial statements, were as follows:

                                                      2007                                        2006
                                    ----------------------------------------   ------------------------------------------
                                                                     Net                                         Net
                                      Units          Units        Increase        Units          Units         Increase
Subaccount                            Issued       Redeemed      (Decrease)      Issued        Redeemed       (Decrease)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation       1,060,636       (642,576)       418,060     1,630,280     (2,296,682)      (666,402)
AIM V.I. International Growth       5,014,336     (2,844,585)     2,169,751     1,339,422       (298,798)     1,040,624
AIM V.I. Mid Cap Core Equity        1,271,397       (264,661)     1,006,736        23,178            (21)        23,157
Direxion Dynamic VP HY Bond         8,002,007    (10,686,374)    (2,684,367)   14,344,688    (13,778,996)       565,692
Dreyfus VIF International
   Value                            1,477,284       (894,266)       583,018       210,483           (250)       210,233
Federated Fund for U.S.
   Government Securities II           994,177     (1,029,305)       (35,128)    1,628,988     (1,936,324)      (307,336)
Federated High Income Bond II       2,836,751     (3,073,701)      (236,950)    3,631,096     (3,325,635)       305,461
Fidelity VIP Contrafund             3,199,613     (2,656,307)       543,306     3,863,308     (3,752,010)       111,298
Fidelity VIP Growth
   Opportunities                    2,514,477     (1,440,466)     1,074,011     1,173,972       (788,770)       385,202
Fidelity VIP Index 500              1,973,735     (2,214,041)      (240,306)    2,805,215     (1,849,356)       955,859
Fidelity VIP Investment Grade
   Bond                             1,747,157     (1,725,697)        21,460     2,653,459     (2,121,201)       532,258
Franklin Small-Mid Cap Growth           5,133        (16,498)       (11,365)       25,626        (85,530)       (59,904)
Neuberger Berman AMT Guardian       1,404,058     (1,788,071)      (384,013)    1,757,772     (2,343,744)      (585,972)
Neuberger Berman AMT Partners       1,876,797     (1,700,383)       176,414     2,136,245     (2,633,745)      (497,500)
Oppenheimer Main Street Small
   Cap Fund/VA                        943,054       (828,256)       114,798        98,435         (3,156)        95,279
PIMCO VIT Low Duration              1,129,504       (869,406)       260,098       704,417         (1,475)       702,942
PIMCO VIT Real Return               3,778,252     (3,823,330)       (45,078)    2,820,706     (1,695,240)     1,125,466
PIMCO VIT StocksPLUS Growth
   and Income                         289,092       (226,422)        62,670        11,309         (1,799)         9,510
PIMCO VIT Total Return              4,683,638     (4,412,733)       270,905     4,327,148     (2,413,758)     1,913,390
RVT CLS AdvisorOne Amerigo          4,846,468     (5,857,944)    (1,011,476)    9,554,157     (6,584,658)     2,969,499
RVT CLS AdvisorOne Berolina         7,315,156     (2,231,509)     5,083,647     1,935,900        (68,383)     1,867,517
RVT CLS AdvisorOne Clermont         1,844,161     (6,037,955)    (4,193,794)    5,482,463     (7,234,961)    (1,752,498)
Rydex VT Absolute Return
   Strategies                       2,227,343     (2,273,307)       (45,964)      311,102        (18,886)       292,216
Rydex VT Banking                    1,057,246     (1,147,136)       (89,890)    2,029,059     (1,871,833)       157,226
Rydex VT Basic Materials            9,009,470     (8,235,015)       774,455     5,790,135     (4,911,265)       878,870
Rydex VT Biotechnology              3,946,988     (3,770,625)       176,363     8,560,512    (10,140,862)    (1,580,350)
Rydex VT Commodities Strategy       1,835,530     (1,346,530)       489,000     3,781,435     (4,254,749)      (473,314)
Rydex VT Consumer Products          3,325,025     (3,798,336)      (473,311)    6,054,787     (5,369,990)       684,797
Rydex VT Dow 2x Strategy            9,076,308     (9,602,102)      (525,794)   10,451,536     (9,085,140)     1,366,396
Rydex VT Electronics                5,034,247     (5,129,627)       (95,380)   10,406,613    (10,398,544)         8,039
Rydex VT Energy                     7,245,809     (7,484,331)      (238,522)    7,098,211     (7,540,739)      (442,528)
Rydex VT Energy Services            7,546,233     (6,990,857)       555,376    11,577,427    (12,701,224)    (1,123,797)
Rydex VT EP Aggressive                667,842       (371,690)       296,152        70,284        (27,473)        42,811
Rydex VT EP Conservative              904,718       (619,539)       285,179         8,138         (1,001)         7,137
Rydex VT EP Moderate                1,612,837     (1,400,933)       211,904       330,705         (1,647)       329,058
Rydex VT Europe 1.25x Strategy      9,291,060    (10,104,991)      (813,931)   10,686,347     (8,095,253)     2,591,094

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                       2007                                         2006
                                    -----------------------------------------    ------------------------------------------
                                                                      Net                                          Net
                                       Units          Units         Increase        Units          Units         Increase
Subaccount                            Issued        Redeemed       (Decrease)      Issued        Redeemed       (Decrease)
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Financial Services          1,809,110     (2,410,675)      (601,565)     4,218,525     (4,136,551)        81,974
Rydex VT Government Long Bond
   1.2x Strategy                    11,835,749    (11,870,180)       (34,431)    13,963,593    (14,043,590)       (79,997)
Rydex VT Health Care                 3,720,672     (3,896,322)      (175,650)     5,673,507     (6,315,338)      (641,831)
Rydex VT Hedged Equity               1,089,318     (1,404,372)      (315,054)       453,186        (82,840)       370,346
Rydex VT Internet                    5,120,921     (5,320,054)      (199,133)     5,683,420     (6,101,384)      (417,964)
Rydex VT Inverse Dow 2x
   Strategy                          6,347,366     (6,330,524)        16,842      8,003,915     (7,472,197)       531,718
Rydex VT Inverse Government
   Long Bond Strategy               10,923,094    (11,827,953)      (904,859)    13,811,696    (13,218,021)       593,675
Rydex VT Inverse Mid-Cap
   Strategy                          1,740,563     (1,967,232)      (226,669)     3,866,169     (3,676,438)       189,731
Rydex VT Inverse OTC Strategy       50,709,264    (51,272,489)      (563,225)    32,390,833    (35,522,282)    (3,131,449)
Rydex VT Inverse Russell 2000
   Strategy                         12,229,015    (12,171,412)        57,603     13,333,805    (13,662,094)      (328,289)
Rydex VT Inverse S&P 500
   Strategy                         14,574,108    (14,127,213)       446,895     17,355,168    (19,003,210)    (1,648,042)
Rydex VT Japan 1.25x Strategy        4,864,687     (5,202,692)      (338,005)     9,506,092    (10,646,784)    (1,140,692)
Rydex VT Large Cap Growth            3,892,258     (3,633,888)       258,370      5,474,292     (5,280,472)       193,821
Rydex VT Large Cap Value             6,296,553     (7,877,539)    (1,580,986)     8,246,540     (6,479,773)     1,766,767
Rydex VT Leisure                     1,601,695     (2,141,908)      (540,213)     3,774,973     (3,155,526)       619,447
Rydex VT Mid Cap Growth              7,667,461     (7,350,077)       317,384      6,070,599     (7,479,858)    (1,409,259)
Rydex VT Mid Cap Value               3,867,816     (4,102,418)      (234,602)     6,567,422     (6,299,569)       267,853
Rydex VT Mid-Cap 1.5x Strategy       7,321,902     (7,713,734)      (391,832)    10,209,617    (10,141,490)        68,127
Rydex VT Multi-Cap Core Equity         637,256       (590,447)        46,809        152,594       (152,574)            20
Rydex VT Nova                       14,281,376    (16,887,634)    (2,606,258)    18,871,104    (17,703,529)     1,167,575
Rydex VT OTC                        10,750,074    (10,099,760)       650,314     16,026,268    (16,803,019)      (776,751)
Rydex VT OTC 2x Strategy            56,281,542    (54,750,061)     1,531,481     60,942,340    (62,099,049)    (1,156,709)
Rydex VT Precious Metals             4,464,432     (4,213,141)       251,291      7,272,349     (7,573,167)      (300,818)
Rydex VT Real Estate                 2,167,409     (3,058,974)      (891,565)     5,373,549     (4,593,239)       780,310
Rydex VT Retailing                     503,393     (1,031,211)      (527,818)     3,453,956     (3,076,130)       377,826
Rydex VT Russell 2000 1.5x
   Strategy                          5,992,177     (6,899,085)      (906,908)    13,863,394    (13,506,751)       356,643
Rydex VT Russell 2000 2x
   Strategy                          6,059,900     (5,850,176)       209,724        400,400       (287,672)       112,728
Rydex VT S&P 500 2x Strategy         8,264,912     (8,282,284)       (17,372)     9,063,063     (8,665,953)       397,110
Rydex VT Sector Rotation             2,179,894     (1,845,515)       334,379      3,864,437     (3,616,837)       247,600
Rydex VT Small Cap Growth            5,495,730     (6,201,576)      (705,846)     6,832,797     (6,960,867)      (128,070)
Rydex VT Small Cap Value             1,845,757     (2,658,099)      (812,342)     7,698,891     (7,253,020)       445,871
Rydex VT Strengthening Dollar
   2x Strategy                       2,423,663     (2,284,223)       139,440      1,166,296       (938,474)       227,822
Rydex VT Technology                  7,203,401     (6,989,477)       213,924      5,129,064     (4,747,940)       381,124
Rydex VT Telecommunications          6,969,570     (7,498,621)      (529,051)     6,575,060     (5,248,998)     1,326,062

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

                                                       2007                                          2006
                                    ------------------------------------------    -------------------------------------------
                                                                        Net                                           Net
                                       Units           Units         Increase        Units           Units         Increase
Subaccount                             Issued         Redeemed      (Decrease)      Issued          Redeemed      (Decrease)
-----------------------------------------------------------------------------------------------------------------------------
Rydex VT Transportation               1,404,348      (1,911,457)     (507,109)      4,660,900      (4,633,696)       27,204
Rydex VT U.S. Government
   Money Market                     246,512,192    (237,014,719)    9,497,473     272,967,968    (271,289,228)    1,678,740
Rydex VT Utilities                   12,502,662     (13,194,262)     (691,600)     10,270,439      (8,976,896)    1,293,543
Rydex VT Weakening Dollar 2x
   Strategy                           1,806,117      (1,541,796)      264,321       2,990,286      (2,826,558)      163,728
SBL Global                            3,377,311      (3,525,121)     (147,810)      5,149,693      (4,939,109)      210,584
SBL Small Cap Value                     838,294        (873,662)      (35,368)      1,100,815      (1,060,933)       39,882
Templeton Developing Markets              1,125          (5,848)       (4,723)         13,690         (29,652)      (15,962)
Templeton Foreign Securities              4,654         (40,438)      (35,784)         42,551        (278,496)     (235,945)
Van Kampen LIT Government               558,643        (352,062)      206,581             254              --           254
Wells Fargo Advantage
   Opportunity VT                       756,525        (706,210)       50,315         927,675      (1,281,729)     (354,054)

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2007, except for those individual subaccounts operating for portions of such periods as described in the financial statements, follows:

Subaccount                                    2007             2006            2005             2004           2003
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
Units                                          663,688          245,629         912,031         504,737        563,823
Unit value                                $       9.83     $       9.18    $       9.03     $      8.67    $      8.51
Net assets                                $  6,526,618     $  2,255,532    $  8,235,666     $ 4,378,095    $ 4,812,861
Ratio of expenses to net assets*                  1.45%            1.45%           1.45%           1.45%          1.45%
Investment income ratio**                           --%            0.06%           0.06%             --%            --%
Total return***                                   7.10%            1.68%           4.10%           1.88%         23.87%

AIM V.I. International Growth(1)
Units                                        3,210,374        1,040,624              --              --             --
Unit value                                $      11.54     $      10.52    $         --     $        --    $        --
Net assets                                $ 37,055,504     $ 10,946,623    $         --     $        --    $        --
Ratio of expenses to net assets*                  1.20%            1.20%             --%             --%            --%
Investment income ratio**                         0.55%            0.06%             --%             --%            --%
Total return***                                   9.71%            5.22%             --%             --%            --%

AIM V.I. Mid Cap Core Equity(1)
Units                                        1,029,894           23,157              --              --             --
Unit value                                $      10.58     $      10.10    $         --     $        --    $        --
Net assets                                $ 10,896,850     $    233,854    $         --     $        --    $        --
Ratio of expenses to net assets*                  1.20%            1.20%             --%             --%            --%
Investment income ratio**                         0.09%            0.69%             --%             --%            --%
Total return***                                   4.77%            0.99%             --%             --%            --%

Direxion Dynamic VP HY Bond(2)
Units                                        1,380,485        4,064,852       3,499,160              --             --
Unit value                                       $9.33     $       9.91    $       9.74     $        --    $        --
Net assets                                $ 12,872,970     $ 40,301,692    $ 34,063,583     $        --    $        --
Ratio of expenses to net assets*                  1.25%            1.25%           1.25%             --%            --%
Investment income ratio**                         4.06%            4.61%           2.43%             --%            --%
Total return***                                  (5.88)%           1.79%          (2.64)%            --%            --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                    2007              2006           2005             2004            2003
--------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value(1)
Units                                          793,252          210,233              --               --              --
Unit value                                $      10.31     $      10.35    $         --     $         --    $         --
Net assets                                $  8,177,372     $  2,176,052    $         --     $         --    $         --
Ratio of expenses to net assets*                  1.25%            1.25%             --%              --%             --%
Investment income ratio**                         1.40%              --%             --%              --%             --%
Total return***                                  (0.42)%           3.54%             --%              --%             --%

Federated Fund for U.S. Government
Securities II
Units                                          889,976          925,104       1,232,440          857,113       1,079,791
Unit value                                $      10.09     $       9.93    $       9.97     $      10.21    $      10.31
Net assets                                $  8,979,299     $  9,183,393    $ 12,282,691     $  8,753,558    $ 11,130,031
Ratio of expenses to net assets*                  1.45%            1.45%           1.45%            1.45%           1.45%
Investment income ratio**                         5.35%            5.40%           3.39%            4.18%           3.29%
Total return***                                   1.64%           (0.40)%         (2.42)%          (0.97)%         (2.09)%

Federated High Income Bond II
Units                                        2,132,746        2,369,696       2,064,235        3,558,643       3,010,362
Unit value                                $      11.76     $      11.91    $      11.25     $      11.49    $      10.89
Net assets                                $ 25,087,360     $ 28,220,574    $ 23,229,107     $ 40,896,104    $ 32,797,507
Ratio of expenses to net assets*                  1.35%            1.35%           1.35%            1.35%           1.35%
Investment income ratio**                         8.53%            8.45%           7.15%            5.90%           3.08%
Total return***                                  (1.23)%           5.85%          (2.09)%           5.51%          16.60%

Fidelity VIP Contrafund
Units                                        4,279,483        3,736,178       3,624,880        1,630,836         671,194
Unit value                                $      15.36     $      13.68    $      12.82     $      11.48    $      10.41
Net assets                                $ 65,703,950     $ 51,105,950    $ 46,474,733     $ 18,724,681    $  6,986,695
Ratio of expenses to net assets*                  1.35%            1.35%           1.35%            1.35%           1.35%
Investment income ratio**                         0.80%            0.96%           0.08%            0.14%           0.12%
Total return***                                  12.28%            6.69%          11.68%           10.28%          22.76%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                    2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
Opportunities
Units                                        1,933,772          859,761          474,559          275,937          276,631
Unit value                                $      11.47     $       9.75     $       9.69     $       9.31     $       9.10
Net assets                                $ 22,179,428     $  8,380,753     $  4,595,446     $  2,567,876     $  2,516,689
Ratio of expenses to net assets*                  1.35%            1.35%            1.35%            1.35%            1.35%
Investment income ratio**                           --%            0.22%            0.47%            0.36%            0.06%
Total return***                                  17.64%            0.65%            4.05%            2.31%           23.98%

Fidelity VIP Index 500
Units                                        1,706,601        1,946,907          991,048          922,779        1,104,675
Unit value                                $      10.37     $      10.31     $       9.33     $       9.33     $       8.83
Net assets                                $ 17,698,860     $ 20,066,934     $  9,246,862     $  8,608,030     $  9,758,031
Ratio of expenses to net assets*                  1.40%            1.40%            1.40%            1.40%            1.40%
Investment income ratio**                         3.60%            1.01%            1.61%            1.22%            0.25%
Total return***                                   0.62%           10.47%            0.05%            5.66%           22.47%

Fidelity VIP Investment Grade
Bond
Units                                        1,737,213        1,715,753        1,183,495          956,947        1,129,075
Unit value                                $      10.44     $      10.47     $      10.51     $      10.77     $      10.80
Net assets                                $ 18,129,797     $ 17,970,828     $ 12,434,287     $ 10,305,916     $ 12,190,650
Ratio of expenses to net assets*                  1.35%            1.35%            1.35%            1.35%            1.35%
Investment income ratio**                         3.77%            3.14%            3.72%            7.81%            2.54%
Total return***                                  (0.36)%          (0.30)%          (2.45)%          (0.28)%           0.47%

Franklin Small-Mid Cap Growth
Units                                          135,192          146,557          206,461          348,236        2,089,567
Unit value                                $      11.19     $      10.52     $      10.12     $      10.10     $       9.47
Net assets                                $  1,513,705     $  1,542,657     $  2,089,436     $  3,516,424     $ 19,791,528
Ratio of expenses to net assets*                  1.45%            1.45%            1.45%            1.45%            1.45%
Investment income ratio**                           --%              --%              --%              --%              --%
Total return***                                   6.37%            3.97%            0.23%            6.65%           31.16%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                            2007               2006               2005              2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT
Guardian
Units                                              399,094            783,107          1,369,079           651,455         517,894
Unit value                                 $         11.33     $        11.03     $        10.17    $         9.81   $        8.86
Net assets                                 $     4,520,241     $    8,641,718     $   13,930,331    $    6,388,779   $   4,589,690
Ratio of expenses to net assets*                      1.45%              1.45%              1.45%             1.45%           1.45%
Investment income ratio**                             0.49%              0.38%              0.09%             0.11%           0.72%
Total return***                                       2.68%              8.45%              3.67%            10.72%          26.03%

Neuberger Berman AMT
Partners
Units                                            1,582,358          1,405,944          1,903,444           775,958         375,234
Unit value                                 $         13.62     $        13.03     $        12.14    $        10.75   $        9.45
Net assets                                 $    21,558,052     $   18,312,512     $   23,094,606    $    8,340,634   $   3,544,690
Ratio of expenses to net assets*                      1.45%              1.45%              1.45%             1.45%           1.45%
Investment income ratio**                             0.67%              0.49%              0.95%             0.01%             --%
Total return***                                       4.55%              7.36%             12.91%            13.76%          29.27%

Oppenheimer Main Street
Small Cap Fund/VA(1)
Units                                              210,077             95,279                 --                --              --
Unit value                                 $          9.63     $        10.19     $           --    $           --   $          --
Net assets                                 $     2,022,828     $      971,026     $           --    $           --   $          --
Ratio of expenses to net assets*                      1.25%              1.25%                --%               --%             --%
Investment income ratio**                             0.16%                --%                --%               --%             --%
Total return***                                      (5.53)%             1.91%                --%               --%             --%

PIMCO VIT Low Duration(1)
Units                                              963,040            702,942                 --                --              --
Unit value                                 $         10.25     $         9.98     $           --    $           --   $          --
Net assets                                 $     9,872,095     $    7,015,782     $           --    $           --   $          --
Ratio of expenses to net assets*                      1.40%              1.40%                --%               --%             --%
Investment income ratio**                             4.37%              0.33%                --%               --%             --%
Total return***                                       2.72%             (0.22)%               --%               --%             --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                            2007               2006               2005              2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
Units                                            2,193,575          2,238,653          1,113,187           567,709         956,322
Unit value                                 $         10.75     $        10.16     $        10.54    $        10.79   $       10.35
Net assets                                 $    23,575,091     $   22,749,434     $   11,739,604    $    6,134,721   $   9,904,383
Ratio of expenses to net assets*                      1.40%              1.40%              1.40%             1.40%           1.40%
Investment income ratio**                             4.13%              4.11%              3.41%             3.11%           0.46%
Total return***                                       5.85%             (3.61)%            (2.33)%            4.25%           2.88%

PIMCO VIT StocksPLUS
Growth and Income(1)
Units                                               72,180              9,510                 --                --              --
Unit value                                 $         10.44     $        10.22     $           --    $           --   $          --
Net assets                                 $       754,032     $       97,155     $           --    $           --   $          --
Ratio of expenses to net assets*                      1.40%              1.40%                --%               --%             --%
Investment income ratio**                            10.78%              3.29%                --%               --%             --%
Total return***                                       2.22%              2.16%                --%               --%             --%

PIMCO VIT Total Return
Units                                            3,991,087          3,720,182          1,806,792           941,444         468,611
Unit value                                 $         10.12     $         9.73     $         9.79    $         9.99   $        9.95
Net assets                                 $    40,398,535     $   36,198,717     $   17,698,769    $    9,417,877   $   4,670,373
Ratio of expenses to net assets*                      1.40%              1.40%              1.40%             1.40%           1.40%
Investment income ratio**                             4.59%              4.20%              3.93%             3.63%           3.12%
Total return***                                       4.04%             (0.61)%            (2.00)%            0.40%          (1.00)%

RVT CLS AdvisorOne
Amerigo
Units                                           16,775,376         17,786,852         14,817,353        10,152,695       3,912,084
Unit value                                 $         14.79     $        13.58     $        12.63    $        12.07   $        1.35
Net assets                                 $   248,042,056     $  241,590,983     $  187,122,211    $  122,507,206   $  44,384,509
Ratio of expenses to net assets*                      1.35%              1.35%              1.35%             1.35%           1.35%
Investment income ratio**                             0.37%              0.10%              0.14%             0.09%             --%
Total return***                                       8.90%              7.56%              4.66%             6.34%          13.50%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                            2007               2006               2005              2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
RVT CLS AdvisorOne
Berolina(1)
Units                                            6,951,164          1,867,517                 --                --              --
Unit value                                 $         11.25     $        10.23     $           --    $           --   $          --
Net assets                                 $    78,181,282     $   19,096,780     $           --    $           --   $          --
Ratio of expenses to net assets*                      1.35%              1.40%                --%               --%             --%
Investment income ratio**                               --%              1.46%                --%               --%             --%
Total return***                                       9.99%              2.26%                --%               --%             --%

RVT CLS AdvisorOne
Clermont
Units                                            3,725,182          7,918,977          9,671,475         8,079,880       2,000,433
Unit value                                 $         11.26     $        11.07     $        10.67    $        10.73   $       10.59
Net assets                                 $    41,946,036     $   87,695,968     $  103,230,525    $   86,711,778   $  21,176,832
Ratio of expenses to net assets*                      1.35%              1.35%              1.35%             1.35%           1.35%
Investment income ratio**                             1.26%              1.98%              0.62%             0.30%             --%
Total return***                                       1.68%              3.76%             (0.54)%            1.32%           5.90%

Rydex VT Absolute Return
Strategies(1)
Units                                              246,252            292,216                 --                --              --
Unit value                                 $         10.03     $        10.09     $           --    $           --   $          --
Net assets                                 $     2,470,299     $    2,946,823     $           --    $           --   $          --
Ratio of expenses to net assets*                      1.30%              1.30%                --%               --%             --%
Investment income ratio**                             4.81%              2.23%                --%               --%             --%
Total return***                                      (0.56)%             0.88%                --%               --%             --%

Rydex VT Banking
Units                                              243,633            333,524            176,298           318,588         290,367
Unit value                                 $          8.95     $        12.82     $        12.03    $        12.92   $       11.75
Net assets                                 $     2,181,008     $    4,274,371     $    2,121,033    $    4,113,342   $   3,413,910
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%           1.30%
Investment income ratio**                             2.55%              2.36%              0.49%             6.68%           0.26%
Total return***                                     (30.17)%             6.57%             (6.86)%            9.96%          26.21%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                            2007               2006               2005              2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Basic Materials
Units                                            2,278,900          1,504,445            625,575           938,793       2,901,717
Unit value                                 $         17.16     $        13.38     $        11.42    $        11.46   $        9.90
Net assets                                 $    39,120,674     $   20,127,120     $    7,141,309    $   10,755,806   $  28,722,190
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%           1.30%
Investment income ratio**                             0.16%              1.25%              0.22%             1.96%           0.05%
Total return***                                      28.29%             17.16%             (0.33)%           15.76%          25.95%

Rydex VT Biotechnology
Units                                              665,815            489,452          2,069,802           375,042         532,443
Unit value                                 $          6.50     $         6.50     $         7.01    $         6.62   $        6.83
Net assets                                 $     4,323,249     $    3,179,531     $   14,521,057    $    2,482,902   $   3,637,558
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%           1.30%
Investment income ratio**                               --%                --%                --%               --%             --%
Total return***                                      (0.02)%            (7.37)%             6.00%            (3.07)%         36.06%

Rydex VT Commodities
Strategy(3)
Units                                            1,109,866            620,865          1,094,179                --              --
Unit value                                 $          9.98     $         7.95     $        10.10    $           --   $          --
Net assets                                 $    11,077,619     $    4,932,335     $   11,050,475    $           --   $          --
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%               --%             --%
Investment income ratio**                               --%                --%              0.60%               --%             --%
Total return***                                      25.50%             (21.3)%             1.04%               --%             --%

Rydex VT Consumer Products
Units                                              960,251          1,433,562            748,765           394,566         139,985
Unit value                                 $         13.15     $        12.36     $        10.99    $        11.52   $       10.61
Net assets                                 $    12,627,832     $   17,725,993     $    8,229,911    $    4,547,128   $   1,485,771
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%           1.30%
Investment income ratio**                             1.34%              0.95%              0.23%             5.31%           0.14%
Total return***                                       6.37%             12.48%             (4.59)%            8.58%          16.72%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                            2007               2006               2005              2004            2003
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Dow 2x Strategy(4)
Units                                            1,411,817          1,937,611            571,215           168,831              --
Unit value                                 $         12.60     $        12.17     $         9.73    $        10.56   $          --
Net assets                                 $    17,786,613     $   23,574,750     $    5,557,021    $    1,782,488   $          --
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%             --%
Investment income ratio**                             0.90%              0.58%             71.00%             7.12%             --%
Total return***                                       3.56%             25.06%             (7.85)%            5.60%             --%

Rydex VT Electronics
Units                                              163,381            258,761            250,722         1,097,195       2,087,477
Unit value                                 $          4.46     $         4.78     $         4.87    $         4.89   $        6.54
Net assets                                 $       728,597     $    1,235,822     $    1,220,650    $    5,365,867   $  13,663,100
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%           1.30%
Investment income ratio**                               --%                --%                --%               --%             --%
Total return***                                      (6.64)%            (1.82)%            (0.50)%          (25.23)%         62.69%

Rydex VT Energy
Units                                            1,599,762          1,838,284          2,280,812         1,710,868       1,768,493
Unit value                                 $         18.43     $        14.44     $        13.47    $        10.15   $        8.01
Net assets                                 $    29,471,859     $   26,555,037     $   30,729,196    $   17,365,662   $  14,170,620
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%           1.30%
Investment income ratio**                               --%                --%              0.02%             0.06%             --%
Total return***                                      27.58%              7.22%             32.72%            26.72%          17.79%

Rydex VT Energy Services
Units                                            2,208,855          1,653,480          2,777,277         1,959,108         704,239
Unit value                                 $         15.31     $        11.66     $        10.97    $         7.72   $        6.03
Net assets                                 $    33,822,505     $   19,282,092     $   30,449,570    $   15,136,376   $   4,247,208
Ratio of expenses to net assets*                      1.30%              1.30%              1.30%             1.30%           1.30%
Investment income ratio**                               --%                --%                --%               --%             --%
Total return***                                      31.31%              6.31%             42.07%            28.03%           3.79%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                              2007          2006          2005           2004           2003
-----------------------------------------------------------------------------------------------------------
Rydex VT EP Aggressive(1)
Units                                    338,963        42,811            --             --             --
Unit value                          $      10.48   $     10.26   $        --   $         --   $         --
Net assets                          $  3,552,718   $   439,244   $        --   $         --   $         --
Ratio of expenses to net assets*            1.30%         1.30%           --%            --%            --%
Investment income ratio**                   5.22%         9.63%           --%            --%            --%
Total return***                             2.17%         2.58%           --%            --%            --%

Rydex VT EP Conservative(1)
Units                                    292,316         7,137            --             --             --
Unit value                          $      10.24   $     10.04   $        --   $         --   $         --
Net assets                          $  2,992,107   $    71,653   $        --   $         --   $         --
Ratio of expenses to net assets*            1.30%         1.30%           --%            --%            --%
Investment income ratio**                   5.23%         2.54%           --%            --%            --%
Total return***                             1.95%         0.42%           --%            --%            --%

Rydex VT EP Moderate(1)
Units                                    540,962       329,058            --             --             --
Unit value                          $      10.38   $     10.18   $        --   $         --   $         --
Net assets                          $  5,617,077   $ 3,348,852   $        --   $         --   $         --
Ratio of expenses to net assets*            1.30%         1.30%           --%            --%            --%
Investment income ratio**                   2.71%         5.31%           --%            --%            --%
Total return***                             2.05%         1.76%           --%            --%            --%

Rydex VT Europe 1.25x
Strategy
Units                                  2,596,792     3,410,723       819,629      2,595,308      2,293,628
Unit value                          $      14.65   $     13.53   $     10.90   $      10.70   $       9.62
Net assets                          $ 38,051,760   $46,138,573   $ 8,938,182   $ 27,768,956   $ 22,063,338
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                   2.18%         2.32%         0.15%         10.10%         35.58%
Total return***                             8.27%        24.08%         1.88%         11.23%         37.04%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                2007          2006          2005         2004           2003
-----------------------------------------------------------------------------------------------------------
Rydex VT Financial Services
Units                                    296,354       897,919       815,945      1,289,783        709,165
Unit value                          $       9.08   $     11.68   $     10.44   $      10.55   $       9.40
Net assets                          $  2,690,192   $10,485,413   $ 8,521,836   $ 13,602,548   $  6,668,028
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                   1.03%         1.25%         0.47%          0.13%          0.30%
Total return***                           (22.24)%       11.82%        (0.97)%        12.23%         23.52%

Rydex VT Government Long
Bond 1.2x Strategy
Units                                  1,196,379     1,230,809     1,310,806      1,694,958      3,673,332
Unit value                          $      10.96   $     10.42   $     11.23   $      10.89   $      10.48
Net assets                          $ 13,112,992   $12,818,001   $14,715,650   $ 18,446,185   $ 38,497,503
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                   3.55%         4.46%         2.90%          6.67%          2.67%
Total return***                             5.15%        (7.22)%        3.17%          3.91%         (4.81)%

Rydex VT Health Care
Units                                    970,689     1,146,339     1,788,170        834,980      1,431,342
Unit value                          $       9.60   $      9.46   $      9.39   $       8.86   $       8.71
Net assets                          $  9,325,501   $10,843,874   $16,799,822   $  7,404,436   $  12,463,046
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                     --%           --%           --%          0.50%            --%
Total return***                             1.53%         0.69%         5.99%          1.72%         24.25%

Rydex VT Hedged Equity(1)
Units                                     55,293       370,346            --             --             --
Unit value                          $      10.00   $     10.12   $        --   $         --   $         --
Net assets                          $    553,060   $ 3,749,102   $        --   $         --   $         --
Ratio of expenses to net assets*            1.30%         1.30%           --%            --%            --%
Investment income ratio**                   1.01%         2.28%           --%            --%            --%
Total return***                            (1.21)%        1.21%           --%            --%            --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007          2006          2005          2004           2003
-----------------------------------------------------------------------------------------------------------
Rydex VT Internet
Units                                    538,120       737,253     1,155,217      1,053,391      1,363,991
Unit value                          $       6.10   $      5.77   $      5.49   $       5.81   $       5.24
Net assets                          $  3,281,902   $ 4,256,363   $ 6,339,851   $  6,128,374   $  7,140,453
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                     --%           --%           --%            --%            --%
Total return***                             5.71%         5.10%        (5.54)%        10.88%         57.36%

Rydex VT Inverse Dow 2x
Strategy(4)
Units                                    907,451       890,609       358,891         80,736             --
Unit value                          $       5.47   $      6.27   $      8.37   $       8.60   $         --
Net assets                          $  4,962,388   $ 5,586,941   $ 3,005,754   $    694,358   $         --
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%            --%
Investment income ratio**                   6.04%         1.92%         2.36%          4.71%            --%
Total return***                           (12.82)%      (25.08)%       (2.67)%       (14.00)%           --%

Rydex VT Inverse
Government Long Bond
Strategy
Units                                    717,731     1,622,590     1,028,915      1,171,671        408,600
Unit value                          $       7.09   $      7.76   $      7.49   $       8.50   $       9.65
Net assets                          $  5,085,936   $12,594,440   $ 7,707,935   $  9,661,209   $  3,941,548
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                   2.18%         2.60%           --%          1.51%            --%
Total return***                            (8.56)%        3.55%        (9.24)%       (14.51)%        (3.50)%

Rydex VT Inverse Mid-Cap
Strategy(4)
Units                                     47,629       274,299        84,568          7,092             --
Unit value                          $       6.51   $      6.93   $      7.52   $       8.55   $         --
Net assets                          $    309,712   $ 1,900,510   $   635,957   $     60,685   $         --
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%            --%
Investment income ratio**                   0.76%         3.13%         5.14%            --%            --%
Total return***                            (6.12)%       (7.90)%      (12.04)%       (14.50)%           --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                               2007           2006         2005          2004           2003
-----------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC
Strategy
Units                                    707,288     1,270,513     1,401,962      1,299,085      2,564,622
Unit value                          $       5.79   $      6.82   $      7.22   $       7.45   $       8.82
Net assets                          $  4,097,035   $ 8,646,970   $10,126,755   $  9,667,620   $ 22,617,591
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                   2.96%         6.69%           --%            --%          1.56%
Total return***                           (15.03)%       (5.58)%       (3.00)%       (15.53)%       (40.00)%

Rydex VT Inverse Russell 2000
Strategy(4)
Units                                    593,588       535,985       864,274        357,297             --
Unit value                          $       6.57   $      6.51   $      7.72   $       8.32   $         --
Net assets                          $  3,899,624   $ 3,494,028   $ 6,678,143   $  2,973,445   $         --
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%            --%
Investment income ratio**                   2.63%         2.74%         2.62%            --%            --%
Total return***                             0.93%       (15.68)%       (7.15)%       (16.80)%           --%

Rydex VT Inverse S&P 500
Strategy
Units                                  1,445,420       998,525     2,646,567        806,337        879,810
Unit value                          $       5.79   $      5.99   $      6.77   $       7.12   $       8.28
Net assets                          $  8,362,087   $ 5,970,317   $17,901,253   $  5,739,273   $  7,280,253
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                   1.60%         3.75%           --%            --%            --%
Total return***                            (3.42)%      (11.42)%       (4.96)%       (14.01)%       (26.86)%

Rydex VT Japan 1.25x
Strategy
Units                                    600,469       938,475     2,079,167        603,920        659,214
Unit value                          $       9.49   $     11.17   $     11.08   $       9.61   $       9.10
Net assets                          $  5,697,936   $10,475,125   $23,054,071   $  5,803,911   $  5,999,015
Ratio of expenses to net assets*            1.30%         1.30%         1.30%          1.30%          1.30%
Investment income ratio**                   4.37%         1.86%           --%            --%            --%
Total return***                           (14.99)%        0.74%        15.29%          5.60%         31.88%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                 2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------
Rydex VT Large Cap
Growth(4)
Units                                 1,242,551         984,181         790,360       1,214,440              --
Unit value                         $      10.02    $       9.97    $       9.88    $      10.13    $         --
Net assets                         $ 12,454,648    $  9,811,258    $  7,806,174    $ 12,304,210    $         --
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                    --%             --%           0.07%           2.39%             --%
Total return***                            0.47%           0.97%          (2.51)%          1.30%             --%

Rydex VT Large Cap Value(4)
Units                                 1,214,614       2,795,600       1,028,833         521,378              --
Unit value                         $      11.14    $      12.30    $      10.91    $      10.93    $         --
Net assets                         $ 13,537,286    $ 34,376,262    $ 11,222,534    $  5,697,819    $         --
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                  1.37%           0.90%           0.69%           2.97%             --%
Total return***                           (9.38)%         12.71%          (0.19)%          9.30%             --%

Rydex VT Leisure
Units                                   217,061         757,273         137,826       1,930,981       2,582,037
Unit value                         $       8.86    $       9.49    $       8.02    $       8.80    $       7.42
Net assets                         $  1,922,209    $  7,187,154    $  1,105,252    $ 17,002,865    $ 19,166,886
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                    --%             --%             --%           0.13%             --%
Total return***                           (6.67)%         18.28%          (8.88)%         18.60%          29.27%

Rydex VT Mid Cap Growth(4)
Units                                 1,042,449         725,065       2,134,324       1,294,200              --
Unit value                         $      11.55    $      11.12    $      11.26    $      10.54    $         --
Net assets                         $ 12,040,408    $  8,064,346    $ 24,035,278    $ 13,646,580    $         --
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                    --%             --%             --%             --%             --%
Total return***                            3.86%          (1.21)%          6.77%           5.40%             --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                 2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------
Rydex VT Mid Cap Value(4)
Units                                   712,271         946,872         679,019         917,533              --
Unit value                         $      11.87    $      13.03    $      11.62    $      11.19    $         --
Net assets                         $  8,455,291    $ 12,336,906    $  7,888,463    $ 10,272,620    $         --
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                  1.99%           0.85%           0.59%          11.68%             --%
Total return***                           (8.88)%         12.15%           3.77%          11.90%             --%

Rydex VT Mid-Cap 1.5x
Strategy
Units                                   667,057       1,058,888         990,761       1,032,326         352,449
Unit value                         $      15.06    $      15.18    $      14.34    $      13.12    $      11.22
Net assets                         $ 10,045,611    $ 16,075,296    $ 14,209,770    $ 13,547,896    $  3,955,724
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  1.46%           0.28%             --%           7.30%             --%
Total return***                           (0.80)%          5.83%           9.28%          16.93%          46.09%

Rydex VT Multi-Cap Core
Equity(1)
Units                                    46,830              20              --              --              --
Unit value                         $       9.30    $      10.25    $         --    $         --    $         --
Net assets                         $    435,593    $        211    $         --    $         --    $         --
Ratio of expenses to net assets*           1.30%           1.30%             --%             --%             --%
Investment income ratio**                  1.18%             --%             --%             --%             --%
Total return***                           (9.28)%          2.54%             --%             --%             --%

Rydex VT Nova
Units                                 1,918,804       4,525,063       3,357,488       3,596,049       2,374,008
Unit value                         $       9.19    $       9.49    $       8.31    $       8.34    $       7.60
Net assets                         $ 17,636,675    $ 42,953,777    $ 27,898,139    $ 30,006,942    $ 18,032,789
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  1.07%           1.30%           0.15%           0.03%             --%
Total return***                           (3.16)%         14.27%          (0.41)%          9.74%          33.33%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                 2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------
Rydex VT OTC
Units                                 1,285,483         635,169       1,411,920       5,132,355       1,881,847
Unit value                         $       9.31    $       8.25    $       8.15    $       8.41    $       8.03
Net assets                         $ 11,972,118    $  5,244,302    $ 11,504,211    $ 43,166,787    $ 15,106,516
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  0.11%             --%             --%             --%             --%
Total return***                           12.83%           1.33%          (3.15)%          4.73%          39.17%

Rydex VT OTC 2x Strategy
Units                                 4,195,532       2,664,052       3,820,761       4,170,028       4,038,724
Unit value                         $       6.33    $       5.16    $       5.14    $       5.53    $       5.05
Net assets                         $ 26,574,838    $ 13,730,798    $ 19,613,223    $ 23,038,092    $ 20,409,396
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  0.44%           0.07%             --%           2.88%          18.37%
Total return***                           22.76%           0.48%          (7.11)%          9.50%          89.85%

Rydex VT Precious Metals
Units                                 1,257,020       1,005,729       1,306,547         675,179       1,200,293
Unit value                         $      25.74    $      22.48    $      19.32    $      16.68    $      20.31
Net assets                         $ 32,349,868    $ 22,611,827    $ 25,245,281    $ 11,265,970    $ 24,373,611
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  0.00%             --%             --%             --%             --%
Total return***                           14.48%          16.35%          15.82%         (17.87)%         34.95%

Rydex VT Real Estate
Units                                   526,508       1,418,072         637,762         882,515         730,095
Unit value                         $      14.88    $      19.21    $      15.34    $      14.94    $      12.04
Net assets                         $  7,829,468    $ 27,226,503    $  9,780,248    $ 13,188,212    $  8,792,349
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  1.23%           2.29%           1.69%           1.82%           4.65%
Total return***                          (22.54)%         25.23%           2.65%          24.09%          24.77%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                 2007            2006            2005            2004            2003
----------------------------------------------------------------------------------------------------------------
Rydex VT Retailing
Units                                   120,908         648,726         270,900         211,853         565,974
Unit value                         $       9.15    $      10.93    $      10.37    $      10.26    $       9.74
Net assets                         $  1,106,575    $  7,093,606    $  2,810,252    $  2,175,146    $  5,510,020
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                    --%             --%             --%           2.90%             --%
Total return***                          (16.31)%          5.44%           1.04%           5.34%          29.69%

Rydex VT Russell 2000 1.5x
Strategy
Units                                   351,049       1,257,957         901,314       2,349,970       4,573,132
Unit value                         $      12.77    $      14.30    $      12.35    $      12.41    $      10.35
Net assets                         $  4,483,465    $ 17,988,532    $ 11,134,630    $ 29,160,603    $ 47,338,018
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  0.96%           0.51%           1.53%           2.50%           9.74%
Total return***                          (10.70)%         15.78%          (0.45)%         19.90%          57.29%

Rydex VT Russell 2000 2x
Strategy(1)
Units                                   322,451         112,728              --              --              --
Unit value                         $       8.62    $      10.30    $         --    $         --    $         --
Net assets                         $  2,780,461    $  1,161,456    $         --    $         --    $         --
Ratio of expenses to net assets*           1.30%           1.30%             --%             --%             --%
Investment income ratio**                  0.03%           0.33%             --%             --%             --%
Total return***                          (16.31)%          2.99%             --%             --%             --%

Rydex VT S&P 500 2x
Strategy
Units                                 1,384,171       1,401,544       1,004,434       1,064,347         646,422
Unit value                         $       9.81    $      10.18    $       8.59    $       8.67    $       7.75
Net assets                         $ 13,579,965    $ 14,270,298    $  8,627,310    $  9,228,603    $  5,006,206
Ratio of expenses to net assets*           1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                  1.02%           1.01%           0.08%          16.33%             --%
Total return***                           (3.66)%         18.51%          (0.96)%         11.87%          48.47%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                           2007            2006            2005            2004            2003
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation
Units                                           1,466,894       1,132,515         844,915         821,735         574,165
Unit value                                  $       13.55   $       11.53   $       10.80   $        9.92   $        9.35
Net assets                                  $  19,871,811   $  13,053,571   $   9,561,616   $   8,150,570   $   5,368,220
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                              --%             --%             --%             --%             --%
Total return***                                     17.54%           6.71%           8.93%           6.10%          24.34%

Rydex VT Small Cap
Growth(4)
Units                                             378,078       1,083,924       1,211,994       1,565,519              --
Unit value                                  $       11.30   $       11.82   $       11.45   $       11.25   $          --
Net assets                                  $   4,274,102   $  12,803,085   $  13,877,361   $  17,623,081   $          --
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                              --%             --%             --%           2.87%             --%
Total return***                                    (4.34)%           3.20%           1.73%          12.50%             --%

Rydex VT Small Cap Value(4)
Units                                             439,967       1,252,309         806,438       2,418,588              --
Unit value                                  $        9.92   $       13.00   $       11.39   $       11.47   $          --
Net assets                                  $   4,360,668   $  16,284,644   $   9,179,571   $  27,738,110   $          --
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%             --%
Investment income ratio**                            0.12%           0.51%             --%           6.14%             --%
Total return***                                   (23.74)%          14.19%         (0.72)%          14.70%             --%

Rydex VT Strengthening
Dollar 2x Strategy(3)
Units                                             367,262         227,822              --              --              --
Unit value                                  $        7.19   $        8.42   $        9.84   $          --   $          --
Net assets                                  $   2,639,512   $   1,918,514   $          12   $          --   $          --
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%             --%             --%
Investment income ratio**                              --%           0.72%           3247%             --%             --%
Total return***                                   (14.66)%        (14.40)%         (1.58)%             --%             --%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                           2007            2006            2005            2004            2003
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Technology
Units                                           1,501,172       1,287,248         906,124       1,109,050         742,700
Unit value                                  $        6.69   $        6.33   $        6.24   $        6.32   $        6.52
Net assets                                  $  10,041,007   $   8,146,613   $   5,647,791   $   7,007,457   $   4,839,751
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                              --%             --%             --%           7.79%             --%
Total return***                                      5.70%           1.44%         (1.23)%         (3.07)%          54.50%

Rydex VT
Telecommunications
Units                                             908,410       1,437,461         111,399         682,117         780,580
Unit value                                  $        8.22   $        7.86   $        6.87   $        7.09   $        6.57
Net assets                                  $   7,466,231   $  11,303,325   $     764,283   $   4,883,047   $   5,129,235
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                            0.14%           2.07%             --%             --%             --%
Total return***                                      4.60%          14.49%         (3.09)%           7.91%          28.07%

Rydex VT Transportation
Units                                             126,316         633,425         606,221         887,391         267,314
Unit value                                  $       10.23   $       11.71   $       11.38   $       10.95   $        9.30
Net assets                                  $   1,292,323   $   7,418,991   $   6,902,561   $   9,719,047   $   2,484,777
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                              --%             --%             --%           1.16%             --%
Total return***                                   (12.63)%           2.86%           3.92%          17.74%          15.38%

Rydex VT U.S. Government
Money Market
Units                                          26,738,245      17,240,772      15,562,032      11,866,677      17,598,158
Unit value                                  $        8.42   $        8.46   $        8.51   $        8.71   $        9.07
Net assets                                  $ 225,031,646   $ 145,825,739   $ 132,411,020   $ 103,330,233   $ 159,619,900
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                            4.21%           5.34%           2.96%           0.31%           0.01%
Total return***                                    (0.50)%         (0.55)%         (2.31)%         (3.97)%         (4.22)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                           2007            2006            2005            2004            2003
---------------------------------------------------------------------------------------------------------------------------
Rydex VT Utilities
Units                                           2,893,890       3,585,491       2,291,948       1,465,726         569,941
Unit value                                  $        8.16   $        7.55   $        6.52   $        6.15   $        5.47
Net assets                                  $  23,601,272   $  27,060,906   $  14,928,893   $   9,015,195   $   3,121,344
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%           1.30%           1.30%
Investment income ratio**                            1.27%           2.41%           0.80%           1.16%           0.22%
Total return***                                      8.08%          15.87%           5.92%          12.43%          19.96%

Rydex VT Weakening Dollar
2x Strategy(3)
Units                                             579,358         315,037         151,309              --              --
Unit value                                  $       12.73   $       11.25   $       10.06   $          --   $          --
Net assets                                  $   7,373,392   $   3,544,380   $   1,522,939   $          --   $          --
Ratio of expenses to net assets*                     1.30%           1.30%           1.30%             --%             --%
Investment income ratio**                           16.22%           7.47%           0.55%             --%             --%
Total return***                                     13.13%          11.80%           0.65%             --%             --%

SBL Global
Units                                           2,662,966       2,810,777       2,600,193         970,423         394,065
Unit value                                  $       15.13   $       14.48   $       12.86   $       11.80   $       10.35
Net assets                                  $  40,305,593   $  40,705,140   $  33,430,928   $  11,452,518   $   4,077,749
Ratio of expenses to net assets*                     1.10%           1.10%           1.10%           1.10%           1.10%
Investment income ratio**                              --%             --%             --%             --%           0.68%
Total return***                                      4.48%          12.64%           8.97%          14.01%          37.63%

SBL Small Cap Value
Units                                             716,354         751,721         711,839         400,922         300,056
Unit value                                  $       21.38   $       20.21   $       18.56   $       16.89   $       14.62
Net assets                                  $  15,311,421   $  15,186,104   $  13,210,171   $   6,768,968   $   4,385,372
Ratio of expenses to net assets*                     1.10%           1.10%           1.10%           1.10%           1.10%
Investment income ratio**                              --%             --%             --%           0.53%             --%
Total return***                                      5.80%           8.86%           9.91%          15.53%          46.20%

                                                                              85

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

Subaccount                                           2007            2006            2005            2004            2003
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing
Markets
Units                                              26,979          31,702          47,664         101,168         136,333
Unit value                                  $       30.29   $       24.60   $       20.07   $       16.45   $       13.78
Net assets                                  $     817,315   $     779,650   $     956,652   $   1,664,725   $   1,877,660
Ratio of expenses to net assets*                     1.45%           1.45%           1.45%           1.45%           1.45%
Investment income ratio**                            2.25%           1.23%           0.87%           2.43%           0.56%
Total return***                                     23.14%          22.56%          22.00%          19.38%          46.44%

Templeton Foreign Securities
Units                                             125,330         161,115         397,060         684,526         764,342
Unit value                                  $       13.64   $       12.35   $       10.63   $       10.09   $        8.90
Net assets                                  $   1,709,299   $   1,990,507   $   4,224,147   $   6,909,217   $   6,804,997
Ratio of expenses to net assets*                     1.45%           1.45%           1.45%           1.45%           1.45%
Investment income ratio**                            1.79%           1.59%           0.89%           1.15%           1.79%
Total return***                                     10.40%          16.17%           5.37%          13.37%          26.42%

Van Kampen LIT
Government(1)
Units                                             206,836             254              --              --              --
Unit value                                  $       10.19   $        9.94   $          --   $          --   $          --
Net assets                                  $   2,107,237   $       2,526   $          --   $          --   $          --
Ratio of expenses to net assets*                     1.30%           1.30%             --%             --%             --%
Investment income ratio**                            0.27%             --%             --%             --%             --%
Total return***                                      2.50%         (0.57)%             --%             --%             --%

Wells Fargo Advantage
Opportunity VT
Units                                             766,556         716,241       1,070,295         676,311         244,277
Unit value                                  $       11.64   $       11.41   $       10.62   $       10.29   $        9.10
Net assets                                  $   8,921,955   $   8,172,118   $  11,372,667   $   6,961,957   $   2,221,830
Ratio of expenses to net assets*                     1.40%           1.40%           1.40%           1.40%           1.40%
Investment income ratio**                            0.64%             --%             --%             --%           0.11%
Total return***                                      2.01%           7.39%           3.24%          13.08%          31.12%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(1)   For the period from  November  10, 2006  (inception  date) to December 31,
      2006.

(2)   For the period  from  January 26, 2005  (inception  date) to December  31,
      2005.

(3)   For the period from  November  15, 2005  (inception  date) to December 31,
      2005.

(4) For the period from May 1, 2004 (inception date) to December 31, 2004.

5. Subsequent Event

On June 28, 2007, SBC and SBL entered into a purchase agreement to acquire 100% of the outstanding capital stock of Rydex Holdings, Inc. the parent of PADCO Advisors II, Inc., which operates under the name of Rydex Investments and serves as advisor to the Rydex Variable Trust. The transaction was effective and closed on January 17, 2008.

                                     PART C
                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         a.       Financial Statements

                  The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007; and (2) the audited financial statements of Variable Annuity Account XIV - AdvisorDesigns Variable Annuity at December 31, 2007, and for each of the specified periods ended December 31, 2007, or for potions of such periods as disclosed in the financial statements.

         b.       Exhibits

                  (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

                  (2)      Not Applicable

                  (3)      (a)      Service Facilities Agreement(y)

                           (b)      Marketing Organization Agreement(y)

                           (c) SBL Variable Products Broker/Dealer Sales Agreement(y)

                           (d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(g)

                           (e) Marketing Organization Agreement Commission Schedule(t)

                           (f) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(p)

                           (g)      Distribution Agreement(s)

                  (4)      (a)      Individual Contract (Form V6029 11-00)(f)

                           (b)      Individual Contract-Unisex (Form V6029
                                    11-00U)(f)

                           (c) Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(q)

                           (d) Withdrawal Charge Waiver Endorsement (Form V6051 3-96)(b)

                           (e) Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)

                           (f) Individual Retirement Annuity Endorsement (Form V6849A 1(R9-03))(l)

                           (g)      Roth IRA Endorsement (Form V6851A
                                    (R9-03))(l)

                           (h)      403a Endorsement (Form V6057 10-98)(c)

                           (i) Annual Stepped Up Death Benefit Rider (Form V6063 8-00)(a)

                           (j) Guaranteed Growth Death Benefit Rider (Form V6063-1 8-00)(a)

                           (k) Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)

                           (l)      Disability Rider (Form V6064 8-00)(a)

                           (m) Guaranteed Income Benefit Rider (Form V6065 8-00)(a)

                           (n)      Credit Enhancement Rider (Form V6067
                                    8-00)(a)

                           (o) Alternate Withdrawal Charge Rider (Form V6069 10-00)(f)

                           (p) Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4-01)(g)

                           (q) Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(g)

                           (r)      Enhanced Death Benefit Rider (Form V6078
                                    4-01)(g)

                           (s) Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(g)

                           (t) Annual Stepped Up Death Benefit Rider (Form V6081 FL 5-01)(g)

                           (u) Death Benefit Rider - Return of Premium Beyond Issue Age 80 (Form V6082 FL 5-01)(g)

                           (v)      Credit Enhancement Rider (Form V6084
                                    11-01)(h)

                           (w)      CDSC Credit Endorsement (Form V6085
                                    12-02)(j)

                           (x) Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)(m)

                           (y)      Total Protection (Forms V6087 10-3)(k)

                           (z)      CDSC Credit Endorsement (Form V6069 2-05)(o)

                           (aa) Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(u)

                           (ab) Dollar for Dollar Combination Benefit Rider (Form V6095 R9-05)(v)

                  (5)      (a)      Application (Form V9001 9-05)(t)

                           (b)      Application - Unisex (Form V9001 9-05U)(t)

                  (6)      (a)      Composite of Articles of Incorporation of
                                    SBL(o)

                           (b)      Bylaws of SBL(y)

                  (7) Reinsurance agreement between the depositor and Union Hamilton Reinsurance, Ltd.

                  (8)      (a)      Participation Agreement - AIM - Variable
                                    Insurance Funds(s)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - AIM -
                                             Variable Insurance Funds(s)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - AIM - Variable
                                             Insurance Funds(u)

                           (b) Participation Agreement - Dreyfus - Variable Insurance Funds(s) (i) Amendment No. 1 to Participation Agreement - Dreyfus - Variable Insurance Funds(s)

                           (c)      Participation Agreement - Federated

                           (d)      Participation Agreement - Fidelity VIP(g)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Fidelity VIP(g)

                                    (ii)     Amendment No. 2 to Participation
                                             Agreement - Fidelity VIP(u)

                                    (iii)    Amendment Nos. 3 and 4 to
                                             Participation Agreement - Fidelity
                                             VIP

                           (e)      Participation Agreement - Franklin Templeton

                           (f) Participation Agreement - Neuberger Berman - AMT Funds(g)

                                (i) Amendments Nos. 1 and 2 to Participation Agreement - Neuberger Berman - AMT Funds(s)

                           (g)      Participation Agreement - Oppenheimer(s)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement -
                                             Oppenheimer(s)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - Oppenheimer(u)

                           (h) Participation Agreement - PIMCO - Variable Insurance Funds(n)

                                    (i)      Amendments Nos. 1, 2, 3 and 4 to
                                             Participation Agreement - PIMCO -
                                             Variable Insurance Funds(u)

                           (i)      Participation Agreement - Potomac(r)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Potomac(r)

                           (j)      Participation Agreement - Rydex - Mutual
                                    Funds(q)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Rydex - Mutual Funds

                           (k)      Participation Agreement - Rydex - Variable
                                    Funds(i)

                                    (i)      Amendments Nos. 1, 2, 3, 4 and 5 to
                                             Participation Agreement - Rydex -
                                             Variable Funds(t)

                                    (ii)     Amendment No. 6 to Participation
                                             Agreement - Rydex - Variable
                                             Funds(u)

                           (l) Participation Agreement - Van Kampen - Insurance Funds(s)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Van Kampen - Insurance
                                             Funds(u)

                           (m)      Participation Agreement - Wells Fargo
                                    (Strong)(g)

                           (n)      Information Sharing Agreement - AIM(w)

                           (o)      Information Sharing Agreement - Dreyfus(w)

                           (p) Information Sharing Agreement - Fidelity Insurance(v)

                           (q)      Information Sharing Agreement - Neuberger
                                    Berman(w)

                           (r)      Information Sharing Agreement -
                                    Oppenheimer(w)

                           (s)      Information Sharing Agreement - PIMCO(w)

                           (t)      Information Sharing Agreement - Potomac(x)

                           (u)      Information Sharing Agreement - Rydex(w)

                           (v)      Information Sharing Agreement - Security
                                    Funds(v)

                           (w)      Information Sharing Agreement - Van
                                    Kampen(w)

                           (x)      Information Sharing Agreement - Wells
                                    Fargo(x)

                  (9)      Opinion of Counsel(r)

                  (10)     (a)      Consent of Independent Registered Public
                                    Accounting Firm

                           (b)      Consent of Counsel

                  (11)     Not Applicable

                  (12)     Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed March 16, 1997).

(c) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(d) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed May 1, 2000).

(e) Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(f) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).

(g) Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(h) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 8, 2002).

(j) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 28, 2003).

(k) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(o) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(v) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(w) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(x) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(y) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).


Item 25. Directors and Officers of the Depositor

            Name and Principal
             Business Address               Positions and Offices with Depositor
            ------------------              ------------------------------------
            Kris A. Robbins*                President, Chief Executive Officer
                                            and Director

            Name and Principal
             Business Address               Positions and Offices with Depositor
            ------------------              ------------------------------------
            Thomas A. Swank*                Senior Vice President, Chief
                                            Operating Officer, and
                                            Director

            J. Michael Keefer*              Senior Vice
                                            President, General
                                            Counsel, Secretary
                                            and Director

            David J. Keith*                 Senior Vice President and Chief
                                            Information Officer

            Kalman Bakk, Jr.*               Senior Vice President
                                            and Director

            Thomas R. Kaehr*                Vice President, Controller
                                            and Treasurer

            Amy J. Lee*                     Vice President, Associate General
                                            Counsel and Assistant Secretary

            Carmen R. Hill*                 Assistant Vice President and
                                            Chief Compliance Officer

           *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2007 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)
         Security Benefit Mutual Holding Company                       Kansas                    ---
         (Holding Company)

         Security Benefit Corporation (Holding Company)                Kansas                   100%

         Security Benefit Life Insurance Company                       Kansas                   100%
         (Stock Life Insurance Company)

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)
         Security Investors, LLC                                       Kansas                   100%
         (Investment Adviser)

         Security Global Investors, LLC                                Kansas                   100%
         (Investment Adviser)

         Security Distributors, Inc. (Broker/Dealer,                   Kansas                   100%
         Principal Underwriter of Mutual Funds)

         se(2), inc. (Third Party Administrator)                       Kansas                   100%

         Security Benefit Academy, Inc.                                Kansas                   100%
         (Daycare Company)

         Security Financial Resources, Inc.                            Kansas                   100%
         (Financial Services)

         Security Financial Resources                                 Delaware                  100%
         Collective Investments, LLC
         (Private Fund)

         First Security Benefit Life Insurance                        New York                  100%
         and Annuity Company of New York (Stock Life
         Insurance Company)

         Brecek & Young Advisors, Inc.                               California                 100%

         Brecek & Young Financial Services Group of Montana,           Montana                  100%
         Inc.

         Brecek & Young Financial Group Insurance Agency of             Texas                   100%
         Texas, Inc.

         Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                   100%

         Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                  100%

         Padco Advisors, Inc. (Investment Adviser)                    Maryland                  100%

         Padco Advisor II, Inc. (Investment Adviser)                  Maryland                  100%

         Rydex Fund Services, Inc.                                    Maryland                  100%

         Advisor Research Center, Inc.                                Maryland                  100%

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)

         Rydex Advisory Services, LLC                                 Maryland                  100%

         Rydex Specialized Products, LLC                              Maryland                  100%

         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27. Number of Contractowners

         As of February 1, 2008, there were 33,951 Qualified Contracts and 13,201 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28. Indemnification

         The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

         The Articles of Incorporation include the following provision:

                  (a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the

         Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                  (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a)(1) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as principal underwriter for:

                  SBL Variable Annuity Account I
                  SBL Variable Annuity Account III
                  SBL Variable Annuity Account IV
                  Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                  SBL Variable Life Insurance Account (Varilife)
                  Variable Annuity Account IX
                  Account XVI
                  Parkstone Advantage Variable Annuity
                  Variflex Separate Account (Variflex)
                  Variflex Separate Account (Variflex ES)
                  Variable Annuity Account VIII (Variflex Extra Credit) Variable Annuity Account VIII (Variflex LS)
                  Variable Annuity Account VIII (Variflex Signature)
                  Variable Annuity Account XI (Scarborough Advantage Variable
                       Annuity)
                  SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                       Annuity)
                  SBL Variable Annuity Account XIV (AEA Variable Annuity)
                  SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                       Annuity)
                  SBL Variable Annuity Account XIV (EliteDesigns Variable
                       Annuity)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder)

                  SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                       Income Director Variable Annuity)
                  SBL Variable Annuity Account XIV (SecureDesigns Variable
                       Annuity)
                  SBL Variable Annuity Account XIV (Security Benefit Advisor
                       Variable Annuity)
                  SBL Variable Annuity Account XVII (Classic Strategies Variable
                       Annuity)
                  SBL Variable Annuity Account XVII (ThirdFed Variable
                       Annuity)

         (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                  Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

         (a)(3)   SDI acts as principal underwriter for the following funds:

                  Security Equity Fund
                  Security Income Fund
                  Security Large Cap Value Fund
                  Security Mid Cap Growth Fund
                  SBL Fund
                  Security Financial Resources Collective Investments, LLC

         (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                  Nationwide Multi-Flex Variable Account
                  Nationwide Variable Account 9

         (b)      Name and Principal              Position and Offices
                  Business Address*                 with Underwriter
                  ------------------              ------------------
                  Mark J. Carr                    President and Director
                  James R. Schmank                Vice President and Director
                  Richard M. Goldman              Director
                  (Connecticut Business Center
                  6 Landmark Square #471
                  Stamford, CT 06901-2704)
                  Dale W. Martin, Jr.             Director
                  Amy J. Lee                      Secretary and Chief Compliance
                                                  Officer

         (b)      Name and Principal              Position and Offices
                  Business Address*                 with Underwriter
                  ------------------              ------------------
                  Brenda M. Harwood               Vice President, Assistant
                                                  Treasurer and Director
                  Thomas R. Kaehr                 Treasurer
                  Christopher D. Swickard         Assistant Secretary
                  Carmen R. Hill                  Assistant Vice President

                  *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

         (c)

   (1) Name of Principal         (2) Net Underwriting         (3) Compensation on       (4) Brokerage
        Underwriter            Discounts and Commissions           Redemption              Commissions
Security Distributors, Inc.         $56,968,135(1)              $6,860,585.40(2)               $0

         1        SBL pays commissions to selling broker-dealers through SDI.
                  This is the amount paid to SDI in connection with all contracts sold through the separate account. SDI passes through to selling broker-dealers all such amounts.

         2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

         (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

         (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

         (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 25th day of April, 2008.


                       Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV (The Registrant)

                       By:              /s/ Kris A. Robbins
                       ----------------------------------------------
                       Kris A. Robbins, President, Chief Executive
                       Officer and Director

                       By:             /s/ Thomas A. Swank
                            ----------------------------------------------
                       Thomas A. Swank, Senior Vice President, Chief Operating Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2008.

                              SIGNATURES AND TITLES


By:  /s/ Kris A. Robbins
     ----------------------------------------------
Kris A. Robbins, President, Chief Executive Officer
and Director (principal executive officer)

By:  /s/ Thomas A. Swank
     ----------------------------------------------
Thomas A. Swank, Senior Vice President,
Chief Operating Officer and Director

By: /s/ J. Michael Keefer
     ----------------------------------------------
J. Michael Keefer, Senior Vice President,
General Counsel, Secretary and Director

By: /s/ Thomas R. Kaehr
     ----------------------------------------------
Thomas R. Kaehr, Vice President, Controller
and Treasurer (chief accounting officer and
chief financial officer)

By: /s/ Kalman Bakk, Jr.
     ----------------------------------------------
Kalman Bakk, Jr., Director

                                  EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a)      None
        (b)      None
        (c)      None
        (d)      None
        (e)      None

  (4)   (a)      None
        (b)      None
        (c)      None
        (d)      None
        (e)      None
        (f)      None
        (g)      None
        (h)      None
        (i)      None
        (j)      None
        (k)      None
        (l)      None
        (m)      None
        (n)      None
        (o)      None
        (p)      None
        (q)      None
        (r)      None
        (s)      None
        (t)      None
        (u)      None
        (v)      None
        (w)      None
        (x)      None
        (y)      None
        (z)      None
        (aa)     None
        (ab)     None

  (5)   (a)      None
        (b)      None

  (6)   (a)      None
        (b)      None

  (7) Reinsurance agreement between the depositor and Union Hamilton Reinsurance, Ltd.

(8)     (a)      None
        (a)(i)   None
        (a)(ii)  None
        (b)      None
        (b)(i)   None
        (c)      Participation Agreement - Federated
        (d)      None
        (d)(i)   None
        (d)(ii)  None
        (d)iii)  Amendment Nos. 3 and 4 to Participation Agreement -
                 Fidelity VIP
        (e)      Participation Agreement - Franklin Templeton
        (f)      None
        (f)(i)   None
        (g)      None
        (g)(i)   None
        (g)(ii)  None
        (h)      None
        (h)(i)   None
        (i)      None
        (i)(i)   None
        (j)      None
        (j)(i)   Amendment No. 1 to Participation Agreement - Rydex - Mutual
                 Funds
        (k)      None
        (k)(i)   None
        (k)(ii)  None
        (l)      None
        (l)(i)   None
        (m)      None
        (n)      None
        (o)      None
        (p)      None
        (q)      None
        (r)      None

        (s)      None
        (t)      None
        (u)      None
        (v)      None
        (w)      None
        (x)      None

(9)     None

(10)    (a)      Consent of Independent Registered Public Accounting Firm
        (b)      Consent of Counsel

(11)    None

(12)    None

(13)    None

(14)    None